  As filed with the Securities and Exchange Commission on April 27, 2000
                                                       Registration No. 33-56908
                                                                       811-06032

--------------------------------------------------------------------------------
                     SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C.    20549
--------------------------------------------------------------------------------


                                   FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Pre-Effective Amendment No.

                        Post-Effective Amendment No. 12             X

                                      and

                       REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940

                               Amendment No.  29                    X

                       PFL ENDEAVOR VA SEPARATE ACCOUNT
                       --------------------------------
                          (Exact Name of Registrant)

                     PFL ENDEAVOR VARIABLE ANNUITY ACCOUNT
                     -------------------------------------
                          (Former name of Registrant)

                          PFL LIFE INSURANCE COMPANY
                          --------------------------
                              (Name of Depositor)

              4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499
              --------------------------------------------------
             (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, including Area Code

                                (319) 297-8121

                            Frank A. Camp, Esquire
                          PFL Life Insurance Company
                           4333 Edgewood Road, N.E.
                           Cedar Rapids, Iowa 52499
                    (Name and Address of Agent for Service)

                                   Copy to:

                         Frederick R. Bellamy, Esquire
                         Sutherland, Asbill & Brennan L.L.P.
                        1275 Pennsylvania Avenue, N.W.
                         Washington, D.C.  20004-2404

Title of Securities Being Registered:
Flexible Premium Variable Annuity Policies

It is proposed that this filing will become effective:

  ___ immediately upon filing pursuant to paragraph (b) of Rule 485

   X  on May 1, 2000 pursuant to paragraph (b) of Rule 485
  ---

      60 days after filing pursuant to paragraph (a)(1) of Rule 485
  ---

  ___ on ___________ pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following box:

            this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                                    THE ENDEAVOR
                                                                        PLATINUM
                                                                VARIABLE ANNUITY

                                                                  Issued Through

                                           PFL ENDEAVOR VA SEPARATE ACCOUNT
                                                                             and
                                                     PFL ENDEAVOR TARGET ACCOUNT
                                                                              by
                                                      PFL LIFE INSURANCE COMPANY

Prospectus

May 1, 2000

This prospectus and the mutual fund prospectuses give you important information about the policies and the mutual funds. Please read them carefully before you invest and keep them for future reference.

If you would like more information about the Endeavor Platinum Variable Annuity policy, you can obtain a free copy of the Statement of Additional Information
(SAI) dated May 1, 2000. Please call us at (800) 525-6205 or write us at: PFL Life Insurance Company, Financial Markets Division, Variable Annuity Department, 4333 Edgewood Road N.E., Cedar Rapids, Iowa, 52499-0001. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and is incorporated herein by reference. Information about the variable annuity can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.

Please note that the policies and the separate account investment choices:

 .are not bank deposits
 .are not federally insured
 .  are not endorsed by any bank or government agency
 .are not guaranteed to achieve their goal
 .  are subject to risks, including loss of premium

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

This flexible premium deferred annuity policy has many investment choices. There are two separate accounts: (1) a mutual fund account; and (2) a target account. The mutual fund subaccounts and the target series subaccounts are listed below. You bear the entire investment risk for all amounts you put in either separate account. There is also a fixed account, which offers interest at rates that are guaranteed by PFL Life Insurance Company (PFL). You can choose any combination of these investment choices.

ENDEAVOR SERIES TRUST
 Dreyfus Small Cap Value Portfolio
 Dreyfus U.S. Government Securities Portfolio
 Endeavor Asset Allocation Portfolio
 Endeavor Money Market Portfolio
 Endeavor Enhanced Index Portfolio
 Endeavor High Yield Portfolio
 Endeavor Janus Growth Portfolio
 Endeavor Opportunity Value
 Endeavor Value Equity Portfolio
 Endeavor Select Portfolio
 T. Rowe Price Equity Income Portfolio
 T. Rowe Price Growth Stock Portfolio
 T. Rowe Price International Stock Portfolio

TRANSAMERICA VARIABLE

INSURANCE FUND, INC.

 Transamerica VIF Growth Portfolio

VARIABLE INSURANCE PRODUCTS FUND

(VIP) - SERVICE CLASS 2

 Fidelity - VIP Equity-Income Portfolio

VARIABLE INSURANCE PRODUCTS FUND II

(VIP II) - SERVICE CLASS 2

 Fidelity - VIP II Contrafund(R) Portfolio

VARIABLE INSURANCE PRODUCTS FUND III

(VIP III) - SERVICE CLASS 2

 Fidelity - VIP III Growth Opportunities Portfolio

 Fidelity - VIP III Mid Cap Portfolio

WRL SERIES FUND, INC.

 WRL Alger Aggressive Growth

 WRL Goldman Sachs Growth

 WRL Janus Global

 WRL NWQ Value Equity

 WRL Pilgrim Baxter Mid Cap Growth

 WRL Salomon All Cap

 WRL T. Rowe Price Dividend Growth

 WRL T. Rowe Price Small Cap

THE TARGET ACCOUNT
 The DowSM Target 10 (July Series)
 The DowSM Target 5 (July Series)
 The DowSM Target 10 (January Series)
 The DowSM Target 5 (January Series)

TABLE OF CONTENTS
GLOSSARY OF TERMS...........................................................   3

SUMMARY.....................................................................   4

ANNUITY POLICY FEE TABLE....................................................   8

EXAMPLES....................................................................  12

1.THE ANNUITY POLICY........................................................  14

2.PURCHASE..................................................................  14
  Policy Issue Requirements.................................................  14
  Premium Payments..........................................................  14
  Initial Premium Requirements..............................................  14
  Additional Premium Payments...............................................  15
  Maximum Total Premium Payments............................................  15
  Allocation of Premium Payments............................................  15
  Policy Value..............................................................  15

3.INVESTMENT CHOICES........................................................  15
  The Separate Accounts.....................................................  15
  The Mutual Fund Account...................................................  15
  The Target Account........................................................  16
  The Fixed Account.........................................................  21
  Transfers.................................................................  22

4.PERFORMANCE...............................................................  23

5.EXPENSES..................................................................  23
  Excess Interest Adjustment................................................  23
  Mortality and Expense Risk Fee............................................  23
  Administrative Charges....................................................  24
  Distribution Financing Charge.............................................  24
  Premium Taxes.............................................................  24
  Federal, State and Local Taxes............................................  24
  Transfer Fee..............................................................  24
  Family Income Protector...................................................  24
  Portfolio Management Fees.................................................  24
  Target Account Fees.......................................................  24

6.ACCESS TO YOUR MONEY......................................................  25
  Surrenders................................................................  25
  Delay of Payment and Transfers............................................  25
  Excess Interest Adjustment................................................  26

7. ANNUITY PAYMENTS
   (THE INCOME PHASE).......................................................  26
  Annuity Payment Options...................................................  26

8.DEATH BENEFIT.............................................................  28
  When We Pay A Death Benefit...............................................  28
  When We Do Not Pay A Death Benefit........................................  28
  Amount of Death Benefit...................................................  29
  Guaranteed Minimum Death Benefit..........................................  29
  Adjusted Partial Withdrawal...............................................  30


9. TAXES....................................................................  30
  Annuity Policies in General...............................................  30
  Qualified and Nonqualified Policies.......................................  30
  Withdrawals - Qualified Policies..........................................  30
  Withdrawals - 403(b) Policies.............................................  31
  Tax Status of the Policy..................................................  31
  Withdrawals - Nonqualified Policies.......................................  32
  Taxation of Death Benefit Proceeds........................................  32
  Annuity Payments..........................................................  32
  Transfers, Assignments or Exchanges of Policies...........................  33
  Possible Tax Law Changes..................................................  33

10.ADDITIONAL FEATURES......................................................  33
  Systematic Payout Option..................................................  33
  Family Income Protector...................................................  33
  Nursing Care and Terminal Condition Withdrawal Option.....................  35
  Telephone Transactions....................................................  35
  Dollar Cost Averaging Program.............................................  35
  Asset Rebalancing.........................................................  36

11.OTHER INFORMATION........................................................  36
  Ownership.................................................................  36
  Assignment................................................................  36
  PFL Life Insurance Company................................................  36
  The Mutual Fund Account...................................................  37
  The Target Account........................................................  37
  Mixed and Shared Funding..................................................  37
  Reinstatements............................................................  37
  Voting Rights.............................................................  38
  Distributor of the Policies...............................................  38
  Variations in Policy Provisions...........................................  38
  IMSA......................................................................  39
  Legal Proceedings.........................................................  39
  Financial Statements......................................................  39

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION................  39

APPENDIX A
Condensed Financial Information
   The Mutual Fund Account..................................................  40
Condensed Financial Information
   The Target Account.......................................................  44

APPENDIX B
Historical Performance Data
   The Mutual Fund Account..................................................  46
Historical Performance Data
  The Target Strategies and the
   Dow Jones Industrial AverageSM...........................................  53

APPENDIX C
Policy Variations...........................................................  57

GLOSSARY OF TERMS

Accumulation Unit - An accounting unit of measure used in calculating the policy value in the mutual fund account and the target account before the annuity commencement date.

Annual Stock Selection Date - The last business day of a specified 12-month period.

Annuitant - The person during whose life any annuity payments involving life contingencies will continue.

Annuity Commencement Date - The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month starting after the annuitant attains age 85, except as expressly allowed by PFL. In no event will this date be later than the last day of the month following the month in which the annuitant attains age 95.

Annuity Payment Option - A method of receiving a stream of annuity payments selected by the owner.

Cash Value - The policy value increased or decreased by an excess interest adjustment, less the annual service charge, and less any applicable premium taxes and family income protector rider fee.

Distribution Financing Charge - A daily charge for the first ten policy years equal to an effective annual rate of 0.25% of the mutual fund account's and the target account's net assets. This charge is not deducted after the annuity commencement date.

DJIA - The Dow Jones Industrial AverageSM. Thirty stocks chosen by the editors of The Wall Street Journal as representative of the broad market and of American industry.

Excess Interest Adjustment - A positive or negative adjustment to amounts withdrawn upon partial withdrawals, full surrenders, transfers, or to amounts applied to annuity payment options, from the guaranteed period options. The adjustment reflects changes in the interest rates declared by PFL since the date any payment was received by (or an amount was transferred to) the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account - One or more investment choices under the policy that are part of PFL's general assets and are not in the mutual fund account or target account.

Guaranteed Period Options - The various guaranteed interest rate periods of the fixed account which PFL may offer and into which premium payments may be paid or amounts transferred.

Initial Stock Selection Date - The date is June 30, 1998 for the July Series. The date is December 31, 1998 for the January Series.

Mutual Fund Account - PFL Endeavor VA Separate Account, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"), to which premium payments under the policies may be allocated.

Mutual Fund Subaccount - A subdivision within the mutual fund account, the assets of which are invested in specified portfolio of the underlying funds.

Owner - The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner or a successor owner in the information that we require to issue a policy.

Policy Value - On or before the annuity commencement date, the policy value is equal to the owner's:
 .  premium payments; minus

 . partial withdrawals (including the net effect of any applicable excess interest adjustments on such withdrawals); plus

 .  interest credited in the fixed account; plus or minus
 . accumulated gains or losses in the mutual fund account and the target account; minus

 .  service charges, rider fees, premium taxes, and transfer fees, if any.

Target Account - A separate account established and registered as a management investment company under the 1940 Act to which premium payments under the policies may be allocated.

Target Series Subaccount - A subdivision within the target account, the assets of which are invested in common stocks selected according to a specified investment strategy, with a specific stock selection date.

                         (Note: The SAI contains a more
                              extensive Glossary.)

SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

1. THE ANNUITY POLICY

The flexible premium variable annuity policy offered by PFL Life Insurance Company (PFL, we, us, or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: twenty-six subaccounts of the mutual fund account, four subaccounts of the target account, and a fixed account of PFL. The policy is intended to accumulate money for retirement or other long-term investment purposes.

This policy offers thirty subaccounts in both the mutual fund account and the target account that are listed in Section 4. Each mutual fund subaccount invests exclusively in shares of one of the portfolios of the underlying funds. Each target series subaccount invests directly in individual stocks according to its specific investment strategy. The policy value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.

The fixed account offers an interest rate that PFL guarantees. We guarantee to return your investment with interest credited for all amounts allocated to the fixed account.

You can transfer money between any of the investment choices. We reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year.

The policy, like all deferred annuity policies, has two phases: the "accumulation phase" and the "income phase." During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you begin receiving regular payments from your policy. The money you can accumulate during the accumulation phase will largely determine the income payments you receive during the income phase.

2. PURCHASE

You can buy a nonqualified policy with $5,000 or more, and a qualified policy with $1,000 or more, under most circumstances. You can add as little as $50 at any time during the accumulation phase.

3. INVESTMENT CHOICES

You can allocate your premium payments to one or more of the investment choices listed below.

The following twenty-six mutual fund portfolios are described in the underlying fund prospectuses.

Dreyfus Small Cap Value Portfolio
Dreyfus U.S. Government Securities Portfolio
Endeavor Asset Allocation Portfolio
Endeavor Money Market Portfolio
Endeavor Enhanced Index Portfolio
Endeavor High Yield Portfolio
Endeavor Janus Growth Portfolio
Endeavor Opportunity Value Portfolio
Endeavor Value Equity Portfolio
Endeavor Select Portfolio(/1/)
T. Rowe Price Equity Income Portfolio
T. Rowe Price Growth Stock Portfolio
T. Rowe Price International Stock Portfolio

Transamerica VIF Growth Portfolio

Fidelity - VIP Equity-Income Portfolio -  Service Class 2

Fidelity - VIP II Contrafund(R) Portfolio -  Service Class 2

Fidelity - VIP III Growth Opportunities Portfolio - Service Class 2

Fidelity - VIP III Mid Cap Portfolio - Service Class 2

WRL Alger Aggressive Growth

WRL Goldman Sachs Growth

WRL Janus Global

WRL NWQ Value Equity

WRL Pilgrim Baxter Mid Cap Growth

WRL Salomon All Cap

WRL T. Rowe Price Dividend Growth

WRL T. Rowe Price Small Cap

(/1/)Formerly known as Endeavor Select 50.

The following four target series subaccounts are described later in this prospectus.

The Dow SM Target 10 (January Series)
The Dow SM Target 5 (January Series)
The Dow SM Target 10 (July Series)
The Dow SM Target 5 (July Series)

Depending upon their investment performance, you can make or lose money in any of the mutual fund subaccounts or target series subaccounts.

You can also allocate your premium payments to the fixed account.

4. PERFORMANCE

The value of the policy will vary up or down depending upon the investment performance of the mutual fund subaccounts or target series subaccounts you choose. We provide performance information in Appendix B and in the SAI. This data is not intended to indicate future performance.

5. EXPENSES

No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices.

Full surrenders, partial withdrawals and transfers from a guaranteed period option of the fixed account may be subject to an excess interest adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an annuity payment option from a guaranteed period option of the fixed account.

We deduct daily mortality and expense risk fees and administrative charges at an annual rate of 1.25% (if you choose the "Return of Premium Death Benefit") or 1.40% (if you choose any other death benefit option) from the assets in each mutual fund subaccount and target series subaccount.

During the accumulation phase, we deduct an annual service charge of no more than $35 from the policy value on each policy anniversary and at the time of surrender. The charge is waived if either the policy value or the sum of all premium payments, minus all partial withdrawals, is at least $50,000.

To help with the cost of distributing the policies, we also deduct a daily distribution financing charge equal to an effective annual rate of 0.25%, during the first ten years of the accumulation phase.

We will deduct state premium taxes, which currently range from 0% to 3.50%, upon total surrender, payment of a death benefit, or when annuity payments begin.

If you elect the "family income protector" rider, then there is an annual fee during the accumulation phase of 0.30% of the minimum annuitization value. If you receive annuity payments under the rider then there is a guaranteed payment fee at an annual rate of 1.25% of the daily net asset value in the separate account.

The value of the net assets of the mutual fund subaccounts will reflect the management fee and other expenses incurred by the underlying portfolios. The value of the net assets of the target series subaccounts will reflect the management fee and other expenses incurred by the manager in operating each target series subaccount.

6. ACCESS TO YOUR MONEY

You can generally take out $500 or more anytime during the accumulation phase (except under certain qualified policies).

Amounts withdrawn in the first year, or in excess of the 10% free amount, may be subject to excess interest adjustments. You may have to pay income tax and a tax penalty on any money you take out.

Access to amounts held in qualified policies may be restricted or prohibited.

7. ANNUITY PAYMENTS(THE INCOME PHASE)

The policy allows you to receive income under one of five annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, the dollar amount of your payments may go up or down.

8. DEATH BENEFIT

If you are both the owner and the annuitant and you die before the income phase begins, then your beneficiary will receive a death benefit.

Naming different persons as owner and annuitant can affect whether the death benefit is payable and to whom amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions. You may generally choose one of the following guaranteed minimum death benefits:
 .  5% Annually Compounding
 .  Double Enhanced
 .  Return of Premium

Charges are lower for the Return of Premium Death Benefit than they are for the other two.

These choices are restricted for annuitants and owners over age 74.

If an owner is not the annuitant, no death benefit is paid if that owner dies.

9. TAXES

Your earnings, if any, are not taxed until you take them out. If you take money out during the accumulation phase earnings come out first for federal tax purposes, and are taxed as ordinary income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the earnings. Payments during the income phase may be considered partly a return of your original investment so that part of each payment would not be taxable as income.

10. ADDITIONAL FEATURES

This policy has additional features that might interest you. These include the following:

 . You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. This feature is referred to as the "systematic payout option." Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

 . You can elect an optional rider that guarantees you a minimum annuitization value. This feature is called the "family income protector." There is an extra charge for this rider and the rider may vary by state.

 . Under certain medically related circumstances, we will allow you to surrender or partially withdraw your policy value without an excess interest adjustment. This feature is called the "nursing care and terminal condition withdrawal option."

 . You may make transfers and/or change the allocation of additional premium payments by telephone.

 . You can arrange to have a certain amount of money (at least $500) automatically transferred from the fixed account, the Endeavor Money Market Subaccount, or the Dreyfus U.S. Government Securities Subaccount, either monthly or quarterly, into your choice of mutual fund subaccounts or target series subaccounts. This feature is called "dollar cost averaging."

 . We will, upon your request, automatically transfer amounts among the mutual fund subaccounts or target series subaccounts on a regular basis to maintain a desired allocation of the policy value among the various mutual fund subaccounts or target series subaccounts. This feature is called "asset rebalancing."

The dollar cost averaging and asset rebalancing features are inconsistent with the target series subaccounts' investment strategy.

These features are not available in all states and may not be suitable for your particular situation.

11. OTHER INFORMATION

Right to Cancel Period. You may return your policy for a refund. The amount of time you have to return the policy will depend on the state where the policy was issued. It is generally only 20 days. The amount of the refund will generally be the policy value. We will pay the refund within 7 days after we receive written notice of cancellation and the returned policy. The policy will then be deemed void. In some states you may have more or less than 20 days to return a policy, or receive a refund of more (or less) than the policy value.

No Probate. Usually, when the annuitant dies, the person you choose as your beneficiary will receive the death benefit under this policy without going through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.

Who should purchase the Policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment or if you cannot take the risk of losing the money that you put in.

There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this policy, such as the opportunity for lifetime income payments, a guaranteed death benefit, the guaranteed level of certain charges, and the family income protector, make this policy appropriate for your needs.

Financial Statements. Financial Statements for PFL, the mutual fund subaccounts and target series subaccounts are in the SAI.

12. INQUIRIES

If you need more information, please contact us at:
  Administrative and Service Office
  Financial Markets Division
  Variable Annuity Department
  PFL Life Insurance Company
  4333 Edgewood Road N.E.
  P.O. Box 3183
  Cedar Rapids, IA 52406-3183

  You may check your policy at www.pfllife.com/fmd. Follow the logon procedures. You will need your pre-assigned Personal Identification Number ("PIN") to access information about your policy.

                            ANNUITY POLICY FEE TABLE
--------------------------------------------------------------------------------

  Policy Owner Transaction Expenses
--------------------------------------
Sales Load On Purchase Payments..    0

     Separate Account Annual Expenses
(as a percentage of average account value)
Mortality and Expense Risk
 Fee(/2/).....................        1.25%
Administrative Charge.........        0.15%
Distribution Financing
 Charge.......................        0.25%
                               ------------
TOTAL SEPARATE ACCOUNT ANNUAL
 EXPENSES.....................        1.65%

  Annual Service Charge(/1/)..  $35 Per Policy

  Transfer Fee(/1/)......... Currently No Fee

--------------------------------------------------------------------------------

                      Portfolio Annual Expenses(/3/)
    (as a percentage of average net assets and after expense reimbursements)
--------------------------------------------------------------------------------

                                                                            Total
                                                                  Total    Account
                                                                Portfolio    and
                            Management  Other        Rule        Annual   Portfolio
                               Fees    Expenses 12b-1 Fees(/4/) Expenses  Expenses
------------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Small Cap
   Value(/5/).............     0.80%     0.10%       0.32%        1.22%     2.87%
  Dreyfus U.S. Government
   Securities(/6/)........     0.65%     0.12%        --          0.77%     2.42%
  Endeavor Asset
   Allocation(/7/)........     0.75%     0.10%       0.02%        0.87%     2.52%
  Endeavor Money Market...     0.50%     0.05%        --          0.55%     2.20%
  Endeavor Enhanced
   Index..................     0.75%     0.03%        --          0.78%     2.43%
  Endeavor High
   Yield(/8/).............    0.746%    0.504%        --          1.25%     2.90%
  Endeavor Janus
   Growth(/9/)............    0.775%    0.055%        --          0.83%     2.48%
  Endeavor Opportunity
   Value(/10/)............     0.80%     0.05%       0.06%        0.91%     2.56%
  Endeavor Value
   Equity(/11/)...........     0.80%     0.07%       0.08%        0.95%     2.60%
  Endeavor Select.........     1.00%     0.39%        --          1.39%     3.04%
  T. Rowe Price Equity
   Income(/12/)...........     0.80%     0.07%       0.01%        0.88%     2.53%
  T. Rowe Price Growth
   Stock(/13/)............     0.80%     0.07%       0.01%        0.88%     2.53%
  T. Rowe Price
   International
   Stock(/14/)............     0.90%     0.10%        --          1.00%     2.65%
  Transamerica VIF
   Growth(/15/)...........     0.70%     0.15%        --          0.85%     2.50%
  Fidelity - VIP Equity-
   Income -
   Service Class 2(/16/)..     0.48%     0.10%       0.25%        0.83%     2.48%
  Fidelity - VIP II
   Contrafund(R) -
   Service Class 2(/16/)..     0.58%     0.12%       0.25%        0.95%     2.60%
  Fidelity - VIP III
   Growth Opportunities -
    Service Class
   2(/16/)................     0.58%     0.13%       0.25%        0.96%     2.61%
  Fidelity - VIP III Mid
   Cap -
   Service Class 2(/16/)..     0.57%     0.43%       0.25%        1.25%     2.90%
  WRL Alger Aggressive
   Growth.................     0.80%     0.09%        --          0.89%     2.54%
  WRL Goldman Sachs
   Growth(/17/)(/18/).....     0.90%     0.10%        --          1.00%     2.65%
  WRL Janus Global(/19/)..     0.80%     0.12%        --          0.92%     2.57%
  WRL NWQ Value Equity....     0.80%     0.10%        --          0.90%     2.55%
  WRL Pilgrim Baxter Mid
   Cap
   Growth(/17/)(/20/).....     0.90%     0.10%        --          1.00%     2.65%
  WRL Salomon All
   Cap(/17/)(/21/)........     0.90%     0.10%        --          1.00%     2.65%
  WRL T. Rowe Price
   Dividend
   Growth(/17/)(/22/).....     0.90%     0.10%        --          1.00%     2.65%
  WRL T. Rowe Price Small
   Cap(/17/)(/23/)........     0.75%     0.25%        --          1.00%     2.65%
  The DowSM Target 10
   (January)(/24/)(/25/)..     0.69%     0.51%        --          1.20%     2.85%
  The DowSM Target 5
   (January)(/24/)(/26/)..     0.69%     0.52%        --          1.21%     2.86%
  The DowSM Target 10
   (July)(/24/)(/27/).....     0.75%     0.38%        --          1.13%     2.78%
  The DowSM Target 5
   (July)(/24/)(/28/).....     0.75%     0.32%        --          1.07%     2.72%

(/1/) The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the mutual fund account, the target account and the fixed account. The service charge applies to the fixed account, the mutual fund account, and the target account, and is assessed on a pro rata basis relative to each account's policy value as a percentage of the policy's total policy value. The service charge is deducted on each policy anniversary and at the time of surrender. There is no fee for the first 12 transfers per year. For additional transfers, PFL may charge a fee of $10 per transfer, but currently does not charge for any transfers.

(/2/) Mortality and expense risk fees shown (1.25%) are for the "5% Annually
      Compounding Death Benefit" and the "Double Enhanced Death Benefit." This fee reflects a fee that is 0.15% per year higher than the 1.10% corresponding fee for the "Return of Premium Death Benefit."

(/3/) The fee table information relating to the underlying funds was provided to PFL by the underlying funds, their investment advisers or managers, and PFL has not independently verified such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.

(/4/) The Board of Trustees of Endeavor Series Trust (the "Trust") and the
      Board of Managers of the target account have authorized an arrangement whereby, subject to best price and execution, executing brokers will share commissions with the Trust's or the target account's affiliated broker. Under supervision of the Trustees and the Managers, the affiliated broker will use the "recaptured commissions" to promote marketing of the Trust's shares and investment in the target account. The staff of the Securities and Exchange Commission believes that, through the use of these recaptured commissions, the Trust and the target account are indirectly paying for distribution expenses and such amounts are shown as 12b-1 fees in the above table. The use of recaptured commissions to promote the sale of the Trust's shares and investments in the target account involves no additional costs to the Trust, to the target account or any owner. Endeavor Series Trust and the target account, based on advice of counsel, do not believe that recaptured brokerage commissions should be treated as 12b-1 fees. For more information on the Trust's Brokerage Enhancement Plan, see the Trust's prospectus accompanying this prospectus. For more information on the target account's Brokerage Enhancement Plan, see the target account's section of this prospectus.


(/5/) For the Dreyfus Small Cap Value Portfolio, the management fees were 0.80% and other expenses before reimbursements were 0.10%. Therefore, Total Portfolio Annual Expenses before reimbursements (reduced by custodial offset arrangements) for the period ended December 31, 1999 were 0.90%.

(/6/) For the Dreyfus U.S. Government Securities Portfolio, the management fees were 0.65% and other expenses (reduced by custodial offset arrangements) were 0.08%. Therefore, Total Portfolio Annual Expenses for the period ended December 31, 1999 were 0.73%.

(/7/) For the Endeavor Asset Allocation Portfolio, the management fees were
      0.75% and other expenses before reimbursements were 0.09%. Therefore, Total Portfolio Annual Expenses and other expenses before reimbursements (reduced by custodial offset arrangements) for the period ended December 31, 1999 were 0.84%.

(/8/) For the Endeavor High Yield Portfolio, the management fees before waivers were 0.775% (after waivers 0.746%) and other expenses were 0.47%. Therefore, Total Portfolio Annual Expenses after waivers (reduced by custodial offset arrangements) for the period ended December 31, 1999 were 1.22%.

(/9/) For the Endeavor Janus Growth Portfolio, the management fees before waivers were 0.80% (after waivers 0.775%) and other expenses were 0.055%. Therefore, Total Portfolio Annual Expenses after waivers (reduced by custodial offset arrangements) for the period ended December 31, 1999 were 0.83%.

(/10/) For the Endeavor Opportunity Value Portfolio, the management fees were
       0.80% and other expenses before reimbursements were 0.05%. Therefore, Total Portfolio Annual Expenses before reimbursements (reduced by custodial offset arrangements) for the period ended December 31, 1999 were 0.85%.

(/11/) For the Endeavor Value Equity Portfolio, the management fees were 0.80% and other expenses before reimbursements were 0.08%. Therefore, Total Portfolio Annual Expenses before reimbursements (reduced by custodial offset arrangements) for the period ended December 31, 1999 were 0.88%.

(/12/) For the T. Rowe Price Equity Income Portfolio, the management fees were
       0.80% and other expenses before reimbursements were 0.07%. Therefore, Total Portfolio Annual Expenses before reimbursements (reduced by custodial offset arrangements) for the period ended December 31, 1999 were 0.87%.

(/13/) For the T. Rowe Price Growth Stock, the management fees were 0.80% and other expenses before reimbursements were 0.08%. Therefore, Total Portfolio Annual Expenses before reimbursements (reduced by custodial offset arrangements) for the period ended December 31, 1999 were 0.87%.

(/14/) For the T. Rowe Price International Stock Portfolio, the management fees were 0.90% and other expenses (reduced by custodial offset arrangements) were 0.01%. Therefore, Total Portfolio Annual Expenses for the period ended December 31, 1999 were 0.91%.

(/15/) For the Transamerica VIF Growth Portfolio, the management fees before waivers were 0.75% and other expenses before reimbursements were 0.15%. Therefore, Total Portfolio Annual Expenses before waivers and other expenses before reimbursements (reduced by custodial offset arrangements) for the period ended December 31, 1999 were 0.90%.

(/16/) Service Class 2 expenses are based on estimated expenses for the first year. VIP expenses are without any reimbursement.

(/17/) Because WRL Goldman Sachs Growth, WRL Pilgrim Baxter Mid Cap Growth, WRL
       Salomon All Cap, WRL T. Rowe Price Dividend Growth and WRL T. Rowe Price Small Cap commenced operations on May 3, 1999, the percentages set forth as "Other Expenses" and "Total Portfolio Annual Expenses" are estimated.

(/18/) For WRL Goldman Sachs Growth, the management fees before waivers were 0.90% and other expenses before reimbursements were 1.78%. Therefore, Total Portfolio Annual Expenses before waivers and other expenses before reimbursements (reduced by custodial offset arrangements) for the period ended December 31, 1999 were 2.68%.

(/19/) For WRL Janus Global, the investment adviser currently waives 0.025% of its advisory fee on portfolio average daily net assets over $2 billion (net fee 0.775%). This waiver is voluntary and will be terminated on June 25, 2000.

(/20/) For WRL Pilgrim Baxter Mid Cap Growth, the management fees before waivers were 0.90% and other expenses before reimbursements were 0.50%. Therefore, Total Portfolio Annual Expenses before waivers and other expenses before reimbursements (reduced by custodial offset arrangements) for the period ended December 31, 1999 were 1.40%.

(/21/) For WRL Salomon All Cap, the management fees before waivers were 0.90% and other expenses before reimbursements were 1.97%. Therefore, Total Portfolio Annual Expenses before waivers and other expenses before reimbursements (reduced by custodial offset arrangements) for the period ended December 31, 1999 were 2.87%.

(/22/) For WRL T. Rowe Price Dividend Growth, the management fees before waivers were 0.90% and other expenses before reimbursements were 1.45%. Therefore, Total Portfolio Annual Expenses before waivers and other expenses before reimbursements (reduced by custodial offset arrangements) for the period ended December 31, 1999 were 2.35%.

(/23/) For WRL T. Rowe Price Small Cap, the management fees before waivers were
       0.75% and other expenses before reimbursements were 1.71%. Therefore, Total Portfolio Annual Expenses before waivers and other expenses before reimbursements (reduced by custodial offset arrangements) for the period ended December 31, 1999 were 2.46%.

(/24/) For the target account, 0.15% of the mortality and expense risk fee included under "Total Separate Account Annual Expenses" in this table is deducted pursuant to a 12b-1 plan.

(/25/) For The DowSM Target 10 (January), the management fees before waivers were 0.75% and other expenses before reimbursements were 0.43%. Therefore, Total Portfolio Annual Expenses before waivers and other expenses before reimbursements (reduced by custodial offset arrangements) for the period ended December 31, 1999 were 1.18%.

(/26/) For The DowSM Target 5 (January), the management fees before waivers were 0.75% and other expenses before reimbursements were 0.46%. Therefore, Total Portfolio Annual Expenses before waivers and other expenses before reimbursements (reduced by custodial offset arrangements) for the period ended December 31, 1999 were 1.21%.

(/27/) For The DowSM Target 10 (July), the management fees before waivers were
       0.75% and other expenses before reimbursements were 0.37%. Therefore, Total Portfolio Annual Expenses before waivers and other expenses before reimbursements (reduced by custodial offset arrangements) for the period ended December 31, 1999 were 1.12%.

(/28/) For The DowSM Target 5 (July), the management fees before waivers were
       0.75% and other expenses before reimbursements were 0.29%. Therefore, Total Portfolio Annual Expenses before waivers and other expenses before reimbursements (reduced by custodial offset arrangements) for the period ended December 31, 1999 were 1.04%.

EXAMPLES

You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, and assuming the entire policy value is in the applicable mutual fund subaccount or target series subaccount, and assuming the family income protector benefit has not been selected:

The expenses reflect different mortality and expense risk fees depending on which death benefit you select:
A = Return of Premium Death Benefit (1.10% charge)
B = 5% Annually Compounding Death Benefit or the Double Enhanced Death Benefit
   (1.25% charge)

                                                        1     3     5    10
  Subaccounts                                          Year Years Years Years
-----------------------------------------------------------------------------
  Dreyfus Small Cap Value                            A $28   $85  $145  $307
                                                -----------------------------
                                                     B $29   $89  $152  $321
-----------------------------------------------------------------------------
  Dreyfus U.S. Governement Securities                A $23   $71  $122  $262
                                                -----------------------------
                                                     B $25   $76  $130  $277
-----------------------------------------------------------------------------
  Endeavor Asset Allocation                          A $24   $75  $127  $272
                                                -----------------------------
                                                     B $26   $79  $135  $287
-----------------------------------------------------------------------------
  Endeavor Money Market                              A $21   $65  $111  $240
                                                -----------------------------
                                                     B $23   $69  $119  $255
-----------------------------------------------------------------------------
  Endeavor Enhanced Index                            A $23   $72  $123  $263
                                                -----------------------------
                                                     B $25   $76  $130  $278
-----------------------------------------------------------------------------
  Endeavor High Yield                                A $28   $86  $146  $310
                                                -----------------------------
                                                     B $29   $90  $154  $324
-----------------------------------------------------------------------------
  Endeavor Janus Growth                              A $24   $73  $125  $268
                                                -----------------------------
                                                     B $25   $78  $133  $283
-----------------------------------------------------------------------------
  Endeavor Opportunity Value                         A $25   $76  $129  $276
                                                -----------------------------
                                                     B $26   $80  $137  $291
-----------------------------------------------------------------------------
  Endeavor Value Equity                              A $25   $77  $131  $280
                                                -----------------------------
                                                     B $26   $81  $139  $295
-----------------------------------------------------------------------------
  Endeavor Select                                    A $29   $90  $153  $323
                                                -----------------------------
                                                     B $31   $94  $161  $337
-----------------------------------------------------------------------------
  T. Rowe Price Equity Income                        A $24   $75  $128  $273
                                                -----------------------------
                                                     B $26   $79  $135  $288
-----------------------------------------------------------------------------
  T. Rowe Price Growth Stock                         A $24   $75  $128  $273
                                                -----------------------------
                                                     B $26   $79  $135  $288
-----------------------------------------------------------------------------
  T. Rowe Price International Stock                  A $26   $78  $134  $285
                                                -----------------------------
                                                     B $27   $83  $141  $300
-----------------------------------------------------------------------------
  Transamerica VIF Growth                            A $24   $74  $126  $270
                                                -----------------------------
                                                     B $26   $78  $134  $285
-----------------------------------------------------------------------------
  Fidelity - VIP Equity-Income Service Class 2       A $24   $73  $125  $268
                                                -----------------------------
                                                     B $25   $78  $133  $283
-----------------------------------------------------------------------------
  Fidelity - VIP II Contrafund(R) Service Class 2    A $25   $77  $131  $280
                                                -----------------------------
                                                     B $26   $81  $139  $295
-----------------------------------------------------------------------------
  Fidelity - VIP III Growth Opportunities Service
   Class 2                                           A $25   $77  $132  $281
                                                -----------------------------
                                                     B $27   $82  $139  $296

--------------------------------------------------------------------------------

EXAMPLES continuted

                                                   1     3     5    10
  Subaccounts                                     Year Years Years Years
------------------------------------------------------------------------
  Fidelity - VIP III Mid Cap Service Class 2    A $28   $86  $146  $310
                                                ------------------------
                                                B $29   $90  $154  $324
------------------------------------------------------------------------
  WRL Alger Aggressive Growth                   A $24   $75  $128  $274
                                                ------------------------
                                                B $26   $80  $136  $289
------------------------------------------------------------------------
  WRL Goldman Sachs Growth                      A $26   $78  $134  $285
                                                ------------------------
                                                B $27   $83  $141  $300
------------------------------------------------------------------------
  WRL Janus Global                              A $25   $76  $130  $277
                                                ------------------------
                                                B $26   $80  $137  $292
------------------------------------------------------------------------
  WRL NWQ Value Equity                          A $25   $75  $129  $275
                                                ------------------------
                                                B $26   $80  $136  $290
------------------------------------------------------------------------
  WRL Pilgrim Baxter Mid Cap Growth             A $26   $78  $134  $285
                                                ------------------------
                                                B $27   $83  $141  $300
------------------------------------------------------------------------
  WRL Salomon All Cap                           A $26   $78  $134  $285
                                                ------------------------
                                                B $27   $83  $141  $300
------------------------------------------------------------------------
  WRL T. Rowe Price Dividend Growth             A $26   $78  $134  $285
                                                ------------------------
                                                B $27   $83  $141  $300
------------------------------------------------------------------------
  WRL T. Rowe Price Small Cap                   A $26   $78  $134  $285
                                                ------------------------
                                                B $27   $83  $141  $300
------------------------------------------------------------------------
  The DowSM Target 10 (January Series)          A $27   $84  $144  $305
                                                ------------------------
                                                B $29   $89  $151  $319
------------------------------------------------------------------------
  The DowSM Target 5 (January Series)           A $28   $85  $144  $306
                                                ------------------------
                                                B $29   $89  $152  $320
------------------------------------------------------------------------
  The DowSM Target 10 (July Series)             A $27   $82  $140  $298
                                                ------------------------
                                                B $28   $87  $148  $313
------------------------------------------------------------------------
  The DowSM Target 5 (July Series)              A $26   $80  $137  $292
                                                ------------------------
                                                B $28   $85  $145  $307

--------------------------------------------------------------------------------

The above tables will assist you in understanding the costs and expenses that you will bear, directly or indirectly. These include the 1999 expenses of the underlying portfolios, except for Endeavor Janus Growth, WRL Goldman Sachs Growth, WRL Pilgrim Baxter Mid Cap Growth, WRL Salomon All Cap, WRL T. Rowe Price Dividend Growth and WRL T. Rowe Price Small Cap (whose expenses listed above are estimated for the first full year of operations). In addition to the expenses listed above, premium taxes may be applicable.

These examples should not be considered a representation of past or future expenses, and actual expenses may be greater or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual returns,which may be greater or less than the assumed rate.

In the examples, the $35 annual service charge is reflected as a charge of 0.0181% based on average policy value of $193,841.00.

These examples do not reflect the annual fee of 0.30% of the minimum annuitization value for the family income protector rider. The above expense figures would be approximately $3 per year higher if you elected that rider.

Financial Information. Condensed financial information for the mutual fund subaccounts and target series subaccounts are in Appendix A to this prospectus.

1. THE ANNUITY POLICY

This prospectus describes The Endeavor Platinum Variable Annuity policy offered by PFL Life Insurance Company.

An annuity is a policy between you, the owner, and an insurance company (in this case PFL), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed on your annuity until you take money out of your annuity. After the annuity commencement date, your annuity switches to the income phase.

The policy is a flexible premium variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.

The policy is a "flexible premium" policy because after you purchase it, you can generally make additional investments of any amount of $50 or more, until the annuity commencement date. But you are not required to make any additional investments.

The policy is a "variable" annuity because the value of your investments can go up or down based on the performance of your investment choices. If you invest in the mutual fund account or the target account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your investment choices. The amount of annuity payments you receive during the income phase from the mutual fund account or the target account also depends upon the investment performance of your investment choices for the income phase. However, if you annuitize under the family income protector rider, then PFL will guarantee a minimum amount of your annuity payments. There is an extra charge for this rider.

The policy also contains a fixed account. The fixed account offers an interest rate that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.

2. PURCHASE

Policy Issue Requirements

PFL will not issue a policy unless:
 .  PFL receives all information needed to issue the policy;
 .  PFL receives a minimum initial premium payment; and

 .  The annuitant and any joint owner are age 84 or younger.

Premium Payments

You should make checks for premium payments payable only to PFL Life Insurance Company and send them to the administrative and service office. Your check must be honored in order for PFL to pay any associated payments and benefits due under the policy.

Initial Premium Requirements

The initial premium payment for nonqualified policies must be at least $5,000, and at least $1,000 for qualified policies. There is no minimum initial premium payment for policies issued under section 403(b) of the Internal Revenue Code; however, your premium must be received within 90 days of the policy date or your policy will be canceled. We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information. If we are unable to credit your initial premium payment, we will contact you within five business days and explain why. We will also return your initial premium payment at that time unless you tell us to keep it and credit it as soon as possible.

The date on which we credit your initial premium payment to your policy is the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.

Additional Premium Payments

You are not required to make any additional premium payments. However, you can make additional premium payments as often as you like during the lifetime of the annuitant and prior to the accumulation phase. Additional premium payments must be at least $50. We will credit additional premium payments to your policy as of the business day we receive your premium and required information. Additional premium payments must be received before the New York Stock Exchange closes to get the same-day pricing of the additional premium payment.

Maximum Total Premium Payments

We allow premium payments up to a total of $1,000,000 without prior approval.

Allocation of Premium Payments

When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation.

If you allocate premium payments to the dollar cost averaging fixed account, you must give us instructions regarding the mutual fund subaccount(s) and/or target series subaccount(s) to which transfers are to be made or we cannot accept your premium payment.

You may change allocations for future additional premium payments by sending us written instructions or by telephone, subject to the limitations described under "Telephone Transactions." The allocation change will apply to premium payments received on or after the date we receive the change request.

Policy Value

You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of trading on the New York Stock Exchange on each business day and ends at the close of trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange generally closes at 4:00 p.m. eastern time. Holidays are generally not business days.

3. INVESTMENT CHOICES

The Separate Accounts

There are currently thirty variable subaccounts available under the policies. There are twenty-six subaccounts of the mutual fund account (which is a portion of the PFL Endeavor VA Separate Account) and four subaccounts of the target account (the PFL Endeavor Target Account).

The Mutual Fund Account

The mutual fund subaccounts invest in shares of the various underlying fund portfolios. The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this policy are listed below. The following mutual fund investment choices are currently offered through this policy:

ENDEAVOR SERIES TRUST
Subadvised by The Dreyfus Corporation
  Dreyfus Small Cap Value Portfolio
  Dreyfus U.S. Government Securities Portfolio
Subadvised by Morgan Stanley Asset Management
  Endeavor Asset Allocation Portfolio
  Endeavor Money Market Portfolio
Subadvised by J.P. Morgan Investment Management Inc.
  Endeavor Enhanced Index Portfolio
Subadvised by Massachusetts Financial Services Company
  Endeavor High Yield Portfolio
Subadvised by Janus Capital Corporation
  Endeavor Janus Growth Portfolio
Subadvised by OpCap Advisors
  Endeavor Opportunity Value
  Endeavor Value Equity Portfolio
Subadvised by Montgomery Asset Management, LLC
  Endeavor Select Portfolio
Subadvised by T. Rowe Price Associates, Inc.
  T. Rowe Price Equity Income Portfolio

  T. Rowe Price Growth Stock Portfolio
Subadvised by Rowe Price-Fleming International, Inc.
  T. Rowe Price International Stock Portfolio

TRANSAMERICA VARIABLE INSURANCE FUND, INC.

Managed by Transamerica Investment Management, LLC

  Transamerica VIF Growth Portfolio

VARIABLE INSURANCE PRODUCTS FUND -  SERVICE CLASS 2

Managed by Fidelity Management & Research Company

  Fidelity - VIP Equity-Income Portfolio

VARIABLE INSURANCE PRODUCTS FUND II - SERVICE CLASS 2

Managed by Fidelity Management & Research Company

  Fidelity - VIP II Contrafund(R) Portfolio

VARIABLE INSURANCE PRODUCTS FUND III - SERVICE CLASS 2

Managed by Fidelity Management & Research Company

  Fidelity - VIP III Growth Opportunities Portfolio

  Fidelity - VIP III Mid Cap Portfolio

WRL SERIES FUND, INC.
Subadvised by Fred Alger Management, Inc.

  WRL Alger Aggressive Growth

Subadvised by Goldman Sachs Asset Management

  WRL Goldman Sachs Growth

Subadvised by Janus Capital Corporation

  WRL Janus Global

Subadvised by NWQ Investment Management Company, Inc.

  WRL NWQ Value Equity

Subadvised by Pilgrim Baxter & Associates, Ltd.

  WRL Pilgrim Baxter Mid Cap Growth

Subadvised by Salomon Brothers Asset Management Inc

  WRL Salomon All Cap

Subadvised by T. Rowe Price Associates, Inc.

  WRL T. Rowe Price Dividend Growth

  WRL T. Rowe Price Small Cap

The general public may not purchase shares of these underlying fund portfolios. The investment objectives and policies may be similar to other portfolios and mutual funds managed by the same investment adviser or manager that are sold directly to the public. You should not expect that the investment results of the underlying fund portfolios to be the same as those of other portfolios or mutual funds.

More detailed information, including an explanation of the portfolio's investment objectives, may be found in the current prospectus for the underlying funds, which are attached to this prospectus. You should read the prospectuses for the underlying funds carefully before you invest.

We may receive expense reimbursements or other revenues from the underlying funds or their managers. The amount of these reimbursements or revenues, if any, may be different for different funds and portfolios and may be based on the amount of assets that PFL or the mutual fund account invests in the underlying fund portfolios.

We do not guarantee that any of the mutual fund subaccounts will always be available for premium payments, allocations, or transfers. See the SAI for more information concerning the possible addition, deletion or substitution of investments.

The Target Account

This section gives information on the target account, including the management and investment strategies, and policies. The following target account investment choices are currently offered through this policy:

THE TARGET ACCOUNT
Subadvised by First Trust Advisors, L.P.
  The DowSM Target 10 (January Series)
  The DowSM Target 5 (January Series)
  The DowSM Target 10 (July Series)
  The DowSM Target 5 (July Series)

General. The target account is a managed separate account and is currently divided into four target series subaccounts. Each Series is a separate subaccount, so there are currently two Target 10 subaccounts (January and July Series) and two Target 5 subaccounts (January and July

Series). Additional target series subaccounts may be established in the future at the discretion of PFL. Each target series subaccount invests according to specific investment strategies.

Under Iowa law, the assets of the target account are owned by PFL, but they are held separately from the other assets of PFL. To the extent that these assets are attributable to the policy value of the policies, these assets are not chargeable with liabilities incurred in any other business operation of PFL. Income, gains, and losses incurred on the assets in a target series subaccount, whether or not realized, are credited to or charged against that target series subaccount without regard to other income, gains or losses of any other account or subaccount of PFL. Each target series subaccount operates as a separate investment fund. Therefore, the investment performance of any target series subaccount should be entirely independent of the investment performance of PFL's general account assets or any other account or subaccount maintained by PFL.

Management of the Target Account. The investments and administration of each target series subaccount are under the direction of a Board of Managers. The Board of Managers for each target series subaccount annually selects an independent public accountant, reviews the terms of the management and investment advisory agreements, recommends any changes in the fundamental investment policies, and takes any other actions necessary in connection with the operation and management of the target series subaccounts.

Endeavor Management Co., an investment adviser registered with the SEC under the Investment Advisers Act of 1940, and an affiliate of PFL, is the target account's manager. The manager performs administerial and managerial functions for the target account. First Trust Advisors L.P., an Illinois limited partnership formed in 1991, and an investment adviser registered with the SEC under the Investment Advisers Act of 1940, is the target account's investment adviser. The adviser is responsible for selecting the investments of each target series subaccount consistent with the investment objectives and policies of that target series subaccount, and will conduct securities trading for the target series subaccount. The manager has the ultimate responsibility to oversee the adviser and recommend its hiring, termination and replacement.

Portfolio Manager. There is no one individual primarily responsible for portfolio management decisions for the target account. Investments are made according to the prescribed strategy under the direction of a committee.

Investment Strategy. Each of The DowSM Target 10 Subaccounts will invest in the common stock of the ten companies in the DJIA that have the highest dividend yield as of a specified business day and hold those stocks for the following 12-month period.

Each of The DowSM Target 5 Subaccounts will invest in the common stock of the five companies with the lowest per share stock price of the ten companies in the DJIA that have the highest dividend yield as of a specified business day and hold those stocks for the following 12-month period.

The objective of each target series subaccount is to provide an above-average total return through a combination of dividend income and capital appreciation. Each target series subaccount will function in a similar manner. Each target series subaccount will initially invest in substantially equal amounts in the common stock of the companies described above for each target series subaccount (as held in a target series subaccount, such common stock is referred to as the common shares) determined as of the initial stock selection date.

Each target series subaccount may have different investment series running simultaneously for different 12-month periods. For example, within The DowSM Target 10 Subaccount there may be more than one series, each with a different initial stock selection date. At the initial stock selection date, a percentage relationship among the number of common shares in a series will be established.

There are currently four target series subaccounts. There are two "The DowSM Target 10 Subaccounts," which contain a July Series (a

June 30, 1998 initial stock selection date) and a January Series (a December 31, 1998 initial stock selection date). Similarly, there are two "The DowSM Target 5 Subaccounts," which contain a July Series (June 30, 1998 initial stock selection date) and a January Series (December 31, 1998 initial stock selection date).

The target account may determine to offer additional target series subaccounts in the future, which may have different selection criteria or stock selection dates (or both).

When additional funds are deposited into the series, additional common shares will be purchased in such numbers reflecting as nearly as practicable the percentage relationship of the number of common shares established at the initial purchase. Sales of common shares by the series will likewise attempt to replicate the percentage relationship of common shares. The percentage relationship among the number of common shares in the series should therefore remain stable. However, given the fact that the market price of such common shares will vary throughout the year, the value of the common shares of each of the companies as compared to the total assets of the series will fluctuate during the year, above and below the proportion established on a stock selection date.

As of each annual stock selection date, a new percentage relationship will be established among the number of common shares described below for each series on such date. Common shares may be sold or new shares bought each year so that the series is equally invested in the common stock of each company meeting the series' investment criteria. Thus the series may or may not hold shares of the same companies as the previous year. Any purchase or sale of additional common shares during the year will duplicate, as nearly as practicable, the percentage relationship among the number of common shares as of the annual stock selection date since the relationship among the value of the common shares on the date of any subsequent transactions may be different than the original relationship among their value. The adviser may depart from the specified strategy to meet tax diversification requirements.

The DowSM Target 10 Subaccounts and The DowSM Target 5 Subaccounts have not been designed so that their prices will parallel or correlate with movements in the DJIA. It is expected that their prices will not do so.

An investment in a target series subaccount is an investment in a portfolio of equity securities with high dividend yields in one convenient purchase. Investing in the stocks of the DJIA with the highest dividend yields amounts to a contrarian strategy because these shares are often out of favor. Such strategy may be effective in achieving a target series subaccount's investment objectives because regular dividends are common for established companies and dividends have accounted for a substantial portion of the total return on stocks of the DJIA as a group. However, there is no guarantee that either a target series subaccount's objective will be achieved or that a target series subaccount will provide for capital appreciation in excess of such target series subaccount's expenses.

Each target series subaccount may also invest in futures and options, hold warrants, and lend its common shares.

The Dow Jones Industrial AverageSM. The DJIA consists of 30 stocks. The stocks are chosen by the editors of The Wall Street Journal as representative of the broad market and of American industry. The companies are major factors in their industries and their stocks are widely held by individuals and institutional investors. Changes in the components of the DJIA are made entirely by the editors of The Wall Street Journal without consultation with the companies, the New York Stock Exchange or any official agency. For the sake of continuity, changes are made rarely. Most substitutions have been the result of mergers, but from time to time, changes may be made. The components of the DJIA may be changed at any time, for any reason. Any changes in the components of the DJIA made after the initial stock selection date of any series will not cause a change in the identity of the common shares included in that series, including any equity securities deposited in that series, except on an annual stock selection date. The following is a list of the companies that currently comprise the DJIA as of March 23, 2000.

ALCOA Inc.
American Express Company
AT&T Corporation
Boeing Company
Caterpillar Inc.

Citigroup Inc.
Coca Cola Company
Walt Disney Company
E.I. du Pont de Nemours & Company
Eastman Kodak Company
Exxon Mobil Corporation
General Electric Company
General Motors Corporation
Hewlett Packard Company

Home Depot Inc.

Honeywell International

Intel Corporation
International Business Machines Corporation
International Paper Company
Johnson & Johnson
J.P. Morgan & Company, Inc.
McDonald's Corporation
Merck & Company, Inc.

Microsoft Corporation
Minnesota Mining & Manufacturing Company
Philip Morris Companies, Inc.
Procter & Gamble Company

S B C Communications Inc.
United Technologies Corporation
Wal-Mart Stores Inc.

The target account is not sponsored, endorsed, sold or promoted by Dow Jones. Dow Jones makes no representation or warranty, express or implied, to the owners of the target account or any member of the public regarding the advisability of purchasing the target account. Dow Jones' only relationship to First Trust Advisors, Endeavor and PFL is the licensing of certain copyrights, trademarks, service marks and service names of Dow Jones. Dow Jones has no obligation to take the needs of First Trust Advisors, Endeavor, PFL or the owners of the target account into consideration in determining, composing or calculating the Dow Jones Industrial AverageSM. Dow Jones is not responsible for and has not participated in the determination of the terms and conditions of the target account to be issued, including the pricing or the amount payable under the policy. Dow Jones has no obligation or liability in connection with the administration or marketing of the target account.

Dow Jones does not guarantee the accuracy and/or the completeness of the Dow Jones Industrial Average SM or any data included therein and Dow Jones shall have no liability for any errors, omission, or interruptions therein. Dow Jones makes no warranty, express or implied, as to results to be obtained by First Trust Advisors, Endeavor, PFL, owners of the target account or any other person or entity from the use of the Dow Jones Industrial Average SM or any data included therein. Dow Jones makes no express or implied warranties, and expressly disclaims all warranties, of merchantability or fitness for a particular purpose or use with respect to the Dow Jones Industrial Average SM or any data included therein. Without limiting any of the foregoing, in no event shall Dow Jones have any liability for any lost profits or indirect, punitive, special or consequential damages (including lost profits), even if notified of the possibility of such damages.

Investment Risks. There is no assurance that any target series subaccount will achieve its stated objective. More detailed information, including a description of each target series subaccount's investment objective and policies and a description of risks involved in investing in each of the target series subaccounts and of each target series subaccount's fees and expenses is contained in the SAI. You should read the SAI carefully before investing in a target series subaccount.

Each subaccount consists of different issues of equity securities, all of which are listed on a securities exchange. In addition, each of the companies whose equity securities are included in a subaccount are actively traded, well-established corporations.

Common shares may be sold under certain circumstances. Common shares, however, will not be sold by a target series subaccount to take advantage of market fluctuations or changes in anticipated rates of appreciation or depreciation, or if the common shares no longer meet the criteria by which they were selected. However, common shares will be sold on or about each annual stock selection date in accordance with the adviser's stock selection strategy.

Even though the common shares are listed on a securities exchange, the principal trading market for the common shares may be in the over-the-counter market. As a result, the existence of a liquid trading market for the common shares may depend on whether dealers will make a market in the common shares. There can be no guarantee that a market will be made for any of the common shares, that any market for the common shares will be maintained or that there will be sufficient liquidity of the common shares in any markets made. The price at which the common shares may be sold to meet transfers, partial withdrawals or surrenders and the value of a target series subaccount will be adversely affected if trading markets for the common shares are limited or absent.

Investors should consider the following before making a decision to invest in a target series subaccount:
 . The value of the common shares will fluctuate over the life of a target series subaccount and may be more or less than the price at which they were purchased by such target series subaccount.
 . The common shares may appreciate or depreciate in value (or pay dividends) depending on the full range of economic and market influences affecting these securities, including the impact of the target series subaccounts' purchase and sale of the common shares and other factors.
 . Transfers between the target account investment portfolios during the 12-month period from stock selection date to stock selection date run counter to the investment strategy of the target account investment portfolios, namely holding the applicable stocks for a 12-month period, and may adversely impact your investment performance. Similarly, using dollar cost averaging and asset rebalancing for the target account investment portfolios also runs counter to their investment strategies.
 . The investment policies of each target subaccount are narrow and innovative, and the Internal Revenue Service has not addressed them. If you are deemed to have investment control of the assets in a target subaccount, then you could be treated as the owner of those assets. If so, income and gains from the subaccount's assets would be includable (pro rata) in your taxable income each year.

You should understand the risks of investing in common stocks before making an investment in a target series subaccount. In general, the value of your investment will fall if the financial condition of the issuers of the common stocks becomes impaired or if the general condition of the relevant stock market worsens. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors including:
 .  expectations regarding government;
 .  economic, monetary and fiscal policies;
 .  inflation and interest rates;
 . economic expansion or contraction; and . global or regional political, economic or banking crises.

At times, due to the objective nature of the investment selection criteria, target series subaccounts may be considered concentrated in various industries. PFL cannot predict the direction or scope of any of these factors. Generally, common stocks do not receive payments until all obligations of the issuer have been paid. Unlike debt securities, common stocks do not offer any assurance of income or provide guaranteed protection of capital.

An investment in The Dow SM Target 5 Subaccount may subject you to greater market risk than other target series subaccounts that contain a more diversified portfolio of securities since it contains only five stocks.

No target series subaccount is actively managed and common shares will not be sold to take advantage of market fluctuations or changes in anticipated rates of appreciation.

Please note that each strategy has previously under-performed the DJIA.

Neither PFL nor the manager shall be liable in any way for any default, failure or defect in any common share.

The target account is also available as an investment option in other types of variable annuity policies sold by PFL. Those other policies may have different features and different charges than the policy described in this prospectus, and therefor are accounted for through a different class of accumulation or annuity units. PFL does not believe there are any disadvantages to this arrangement; rather, it leads to larger pools of assets which can result in economies of scale.

Legislation. Legislation may be enacted at any time that could negatively affect the common shares in the target series subaccounts or the issuers of the common shares. Changing approaches to regulation, particularly with respect to the environment or with respect to the petroleum industry, may have a negative impact on certain companies represented in the target series subaccounts. There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on the target series subaccounts or will not impair the ability of the issuers of the common shares to achieve their business goals.

Portfolio Turnover. It is anticipated that each target series subaccount's annual rate of portfolio turnover normally will not exceed 100%. Portfolio turnover for each target series subaccount will vary from year to year, and depending on market conditions, the portfolio turnover rate could be greater in periods of unusual market movement. A higher turnover rate would result in heavier brokerage commissions or other transactional expenses which must be borne, directly or indirectly by each target series subaccount, and ultimately by you.

Brokerage Enhancement Plan. The target account has adopted, but is not currently participating in, a Brokerage Enhancement Plan (the "Plan") for each of its subaccounts in accordance with the substantive provisions of Rule 12b-1 under the 1940 Act. The Plan uses available brokerage commissions to promote the sale and distribution of interests in the subaccount's shares. Under the Plan, the target account may use recaptured commissions to pay for distribution expenses. Except for recaptured commissions (unlike asset based charges imposed by many mutual funds for sales expenses) the subaccounts do not incur any asset based or additional fees or charges under the Plan. Under the Plan, the manager is authorized to direct investment advisers to use certain broker/dealers for securities transactions. (The duty of best price and execution still applies to these transactions.) These broker/dealers have agreed to give a percentage of their commission from the sale and purchase of securities to Transamerica Capital, Inc., the target account's distributor and an affiliate of PFL.

Transamerica Capital, Inc. will not make any profit from participating in the Plan. It is obligated to use any money given to it under the Plan for distribution expenses (other than a minimal amount to defray its legal and administrative costs). The rest will be spent on activities that are meant to result in the sale of the policies, including:

 . holding or participating in seminars and sales meetings promoting the subaccounts;

 .  paying marketing fees requested by broker/dealers who sell policies;

 .  training sales personnel;

 . compensating broker/dealers and/or registered representatives in connection with the allocation of cash values and premiums to the target account;

 . printing and mailing prospectuses, statements of additional information and reports to prospective owners; and

 .  creating and mailing advertising and sales literature.

The Fixed Account

Premium payments allocated and amounts transferred to the fixed account become part of PFL's general account. Interests in the general account have not been registered under the Securities Act of 1933 (the "1933 Act"), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. PFL has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus which relate to the fixed account.

We guarantee that the interest credited to the fixed account will not be less than 3% per year. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Surrenders or partial withdrawals from a guaranteed period option of the fixed account are subject to an excess interest adjustment. This adjustment may increase or decrease the amount of interest credited to your policy. The excess interest adjustment will not decrease the interest credited to your policy below 3% per year, however. You bear the risk that we will not credit interest greater than 3% per year. We determine credited rates, which are guaranteed for at least one year, in our sole discretion.

If you select the fixed account, your money will be placed with the other general assets of PFL. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of annuity payments you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase.

Transfers

During the accumulation phase, you may make transfers to or from any mutual fund subaccount, target series subaccount, or the fixed account as often as you wish within certain limitations.

Transfers from a guaranteed period option of the fixed account are limited to the following:

 . Within 30 days prior to the end of the guaranteed period, you must notify us that you wish to transfer the amount in that guaranteed period option to another investment choice. No excess interest adjustment will apply.
 . Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.
 . Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer is 25% of the amount in that guaranteed period option, less any previous transfer during the current policy year. If it is a positive adjustment, we do not limit the amount that you can transfer.

There are no transfers permitted out of the dollar cost averaging fixed account option except through the dollar cost averaging program.

Transfers out of a mutual fund subaccount or target series subaccount must be at least $500, or the entire mutual fund subaccount or target series subaccount value. Transfers of guaranteed period option amounts equal to interest credited must be at least $50. If less than $500 remains, then we reserve the right to either deny the transfer or include that amount in the transfer. Transfers must be received while the New York Stock Exchange is open to get same-day pricing of the transaction.

During the income phase of your policy, you may transfer values out of any mutual fund subaccount or target series subaccount up to four times per year. However, you cannot transfer values out of the fixed account in this phase. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the mutual fund subaccount or target series subaccount from which the transfer is being made.

Transfers may be made by telephone, subject to the limitations described below under "Telephone Transactions."

Currently, there is no charge for transfers and no limit on the number of transfers during the accumulation phase. However, in the future, the number of transfers permitted may be limited and a $10 charge per transfer may apply. We reserve the right to prohibit transfers to the fixed account if we are crediting an effective annual interest rate of 3.0% (the guaranteed minimium).

The policy you are purchasing was not designed for professional market timing organizations or other persons that use programmed, large, or frequent transfers. The use of such transfers may be disruptive to an underlying fund portfolio. We reserve the right to reject any premium payment or transfer request from any person, if, in our judgment, an underlying fund portfolio would be unable to invest effectively in accordance with its investment objectives and policies or would otherwise be potentially adversely affected or if an underlying portfolio would reject our purchase order.

4. PERFORMANCE

PFL periodically advertises performance of the various subaccounts. We may disclose at least four different kinds of performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes. The deduction of any applicable premium taxes would reduce the percentage increase or make greater any percentage decrease.

Second, any advertisement will also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges.

Third, for the mutual fund subaccounts, for periods starting prior to the date the policies were first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the mutual fund account.

Fourth, for the mutual fund subaccounts, in addition, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio. These figures should not be interpreted to reflect actual historical performance of the mutual fund account.

We also may, from time to time, include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include, comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

Appendix B contains performance information that you may find useful. It is divided into various parts, depending upon the type of performance information shown. Future performance will vary and future results will not be the same as the results shown.

Additional performance Information regarding the target series subaccount is in Appendix B and in the SAI.

5. EXPENSES

There are charges and expenses associated with your policy that reduce the return on your investment in the policy.

Excess Interest Adjustment

Withdrawals of cash value from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum of 3% per year. See "Excess Interest Adjustment" in Section 6 of this prospectus.

Mortality and Expense Risk Fee

We charge a fee as compensation for bearing certain mortality and expense risks under the policy. Examples include a guarantee of annuity rates, the death benefits, certain expenses of the policy, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the policy. For the Return of Premium Death Benefit, the mortality and expense risk fee is at an annual rate of 1.10% of assets. For the 5% Annually Compounding Death

Benefit and the Double Enhanced Death Benefit, the mortality and expense risk fee is at an annual rate of 1.25% of assets. This annual fee is assessed daily based on the net asset value of each mutual fund subaccount and target series subaccount.

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

Administrative Charges

We deduct an administrative charge to cover the costs of administering the policy. This charge is at an annual rate of 0.15% of the daily net asset value of the mutual fund account and the target account.

In addition, an annual service charge of $35 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial withdrawals, is at least $50,000.

Distribution Financing Charge

We deduct a distribution financing charge to cover the cost of distributing the policies for the first ten policy years. This daily charge is equal to an effective annual rate of 0.25% of the daily net asset value of the mutual fund account and the target account. This charge is not deducted after the annuity commencement date. This is deemed to be a deferred sales charge.

Premium Taxes

Some states assess premium taxes on the premium payments you make. We currently do not deduct for these taxes at the time you make a premium payment. However, we will deduct the total amount of premium taxes, if any, from the policy value when:
 .  you elect to begin receiving annuity payments;
 .  you surrender the policy; or
 . you die and a death benefit is paid (you must also be the annuitant for the death benefit to be paid).

Generally, premium taxes range from 0% to 3.50%, depending on the state.

Federal, State and Local Taxes

We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.

Transfer Fee

You are allowed to make 12 free transfers per year before the annuity commencement date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each additional transfer. Premium payments, asset rebalancing and dollar cost averaging transfers are not considered transfers. All transfer requests made at the same time are treated as a single request.

Family Income Protector

If you elect the family income protector, there is an annual rider fee during the accumulation phase of 0.30% of the minimum annuitization value, and a guaranteed payment fee during the income phase of 1.25% of the daily net asset value if you annuitize under the rider. The annual rider fee is also deducted if you surrender the policy. We may raise these fees in the future.

Portfolio Management Fees

The value of the assets in each mutual fund subaccount will reflect the fees and expenses paid by the underlying fund. A description of these expenses is found in the prospectuses for the underlying funds.

Target Account Fees

For its services to the target account, the manager is paid a fee of 0.75% of the average daily net assets of each target series subaccount. For the adviser's services to the target account, the manager pays the adviser a fee equal to 0.35% of the average daily net assets of each target series subaccount.

In addition to the management fees, the target account pays all expenses not assumed by the manager, including, without limitation, the following:
 .  legal expenses;
 .  accounting and auditing services;
 .  interest;
 .  taxes;
 .  costs of printing and distributing reports to shareholders;
 .  proxy materials and prospectuses;
 .  custodian, transfer agent and dividend disbursing agent charges;
 .  registration fees;

 .  fees and expenses of the Board of Managers who are not affiliated persons of the manager or an adviser;
 .  insurance;
 .  brokerage costs;
 .  litigation; and
 .  other extraordinary or nonrecurring expenses.

All general target account expenses are allocated among and charged to the assets of the target series subaccounts on a basis that the Board of Managers deems fair and equitable. This may be on the basis of relative net assets of each target series subaccount or the nature of the services performed and relative applicability to each target series subaccount.

6. ACCESS TO YOUR MONEY

During the accumulation phase, you can have access to the money in your policy in several ways:

 .  by making a withdrawal (either a complete or partial withdrawal); or

 .  by taking systematic payouts.

Surrenders

If you want to make a complete withdrawal, you will receive:

 .  the value of your policy; plus or minus
 .  any excess interest adjustment; minus

 . any applicable premium taxes, service charges, and family income protector rider fees.

If you want to take a partial withdrawal, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the withdrawal from each of the investment choices in proportion to the policy value.

Remember that any withdrawal you take will reduce the policy value, and might reduce the amount of the death benefit. See Section 8, Death Benefit, for more details.

Withdrawals from the fixed account may be subject to an excess interest adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any withdrawals you make.

Withdrawals from qualified policies may be restricted or prohibited.

During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other withdrawals, either complete or partial.

Delay of Payment and Transfers

Payment of any amount due from the mutual fund account or target account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven business days from the date PFL receives all required information. PFL may defer such payment from the mutual fund account and target account if:
 .  the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted; or . an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
 .  the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the mutual fund subaccounts and target series subaccounts may be deferred under these circumstances.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium check has cleared your bank.

Excess Interest Adjustment

Money that you withdraw from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a withdrawal, if interest rates set by PFL have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value on surrender. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value on surrender.

Generally, all withdrawals from a guaranteed payment option during the first policy year are subject to an excess interest adjustment. Any amount withdrawn during a subsequent policy year in excess of 10% of your policy value is also generally subject to an excess interest adjustment. Beginning in the second policy year, you can, however, withdraw up to 10% of your policy value each policy year, in one or more withdrawals, without an excess interest adjustment. This is referred to as the "free percentage."

There will be no excess interest adjustment on any of the following:
 .  lump sum withdrawals of the free percentage available;
 .  nursing care and terminal condition withdrawals;
 . withdrawals to satisfy any minimum distribution requirements; and . systematic payout option payments, which do not exceed 10% of the policy value.

Please note that in these circumstances you will not receive a higher cash value if interest rates have fallen nor will you receive a lower cash value if interest rates have risen.

7. ANNUITY PAYMENTS
  (THE INCOME PHASE)

You choose the annuity commencement date. You can change this date by giving us written notice 30 days before the current annuity commencement date. The new annuity commencement date must be at least 30 days after we receive notice of the change. The latest annuity commencement date generally cannot be after the policy month following the month in which the annuitant attains age 85 (in certain cases, we may allow the date to be up to the last day of the month following the month in which the annuitant attains age 95).

Election of Annuity Payment Option. Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the beneficiary may elect to receive the death benefit in a lump sum or under one of the annuity payment options (unless you become the new annuitant).

Unless you specify otherwise, the annuitant will receive the annuity payments. After the annuitant's death, the beneficiary will receive any remaining guaranteed payments.

Annuity Payment Options

The policy provides five annuity payment options that are described below. You may choose any combination of annuity payment options. We will use your "adjusted policy value" to provide these annuity payments. The adjusted policy value is the policy value increased or decreased by any applicable excess interest adjustment. If the adjusted policy value on the annuity commencement date is less than $2,000, PFL reserves the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)

Unless you choose to receive variable payments under annuity payment options 3 or 5, the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments under payment options 3 and 5. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the mutual fund subaccount(s) and/or target series subaccount(s). The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance is lower than the assumed investment return, the amount of the variable annuity payments would decrease.

A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.

The annuity payment options are explained below. Options 1, 2, and 4 are fixed only. Options 3 and 5 can be fixed or variable.

Payment Option 1 - Interest Payments. We will pay the interest on the amount we use to provide annuity payments in equal payments, or this amount may be left to accumulate for a period of time you and PFL agree to. You and PFL will agree on withdrawal rights when you elect this option.

Payment Option 2 - Income for a Specified Period. We will make level payments only for the fixed period you choose. No funds will remain at the end.

Payment Option 3 - Life Income. You may choose between:
Fixed Payments
 .  No Period Certain - We will make level payments only during the annuitant's lifetime.
 .  10 Years Certain - We will make level payments for the longer of the annuitant's lifetime or ten years.
 . Guaranteed Return of Policy Proceeds - We will make level payments for the longer of the annuitant's lifetime or until the total dollar amount of payments we made to you equals the amount applied to this option.
Variable Payments
 .  No Period Certain - Payments will be made only during the lifetime of the annuitant.
 . 10 Years Certain - Payments will be made for the longer of the annuitant's lifetime or ten years.

Payment Option 4 - Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

Payment Option 5 - Joint and Survivor Annuity. You may choose between:
Fixed Payments

 . Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.
Variable Payments

 . Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

Other annuity payment options may be arranged by agreement with PFL. Certain annuity payment options may not be available in all states.

NOTE CAREFULLY:

IF:
 .  you choose Life Income with No Period Certain or a Joint and Survivor
   Annuity; and

 .  the annuitant(s) dies before the due date of the second (third, fourth, etc.) annuity payment;
THEN:

 .  we may make only one (two, three, etc.) annuity payments.

IF:
 .  you choose Income for a Specified Period, Life Income with 10 years Certain,
   Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and
 .  the person receiving payments dies prior to the end of the guaranteed period;
THEN:
 . the remaining guaranteed payments will be continued to that person's beneficiary, or their present value may be paid in a single sum.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee's address of record. The person receiving payments is responsible for keeping PFL informed of their current address.

8. DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies before the accumulation phase and the annuitant was also an owner. (If the annuitant was not an owner, a death benefit may or may not be paid. See below). The beneficiary may choose an annuity payment option, or may choose to receive a lump sum.

When We Pay A Death Benefit

Before the Annuity Commencement Date
We will pay a death benefit to your beneficiary
IF:
 . you are both the annuitant and an owner of the policy; and . you die before the annuity commencement date.

If the only beneficiary is your surviving spouse, then he or she may elect to continue the policy as the new annuitant and owner, instead of receiving the death benefit.

We will also pay a death benefit to your beneficiary IF:
 .  you are not the annuitant; and
 . the annuitant dies before the annuity commencement date; and . you specifically requested that the death benefit be paid upon the annuitant's death.

Distribution requirements apply to the policy value upon the death of any owner. These requirements are detailed in the SAI.

After the Annuity Commencement Date

The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.

IF:
 .  you are not the annuitant; and
 . you die on or after the annuity commencement date; and . the entire interest in the policy has not been paid to you;
THEN:
 . the remaining portion of such interest in the policy will be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

When We Do Not Pay A Death Benefit

No death benefit is paid in the following cases:
IF:
 .  you are not the annuitant; and
 . the annuitant dies prior to the annuity commencement date; and . you did not specifically request that the death benefit be paid upon the annuitant's death;
THEN:
 .  you will become the new annuitant and the policy will continue.

IF:
 .  you are not the annuitant; and
 .  you die prior to the annuity commencement date;
THEN:
 . the new owner must surrender the policy within five years of your death for the policy value increased or decreased by an excess interest adjustment.

Note carefully. If the owner does not name a contingent owner, the owner's estate will become the new owner. If no probate estate is opened (because, for example, the owner has precluded the opening of a probate estate by means of a trust or other instrument), and PFL has not received written notice of the trust as a successor owner signed prior to the owner's death, then that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy if no contingent owner is named in a written notice received by PFL.

Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option you chose when you bought the policy. The death benefit will be the greatest of:
 .  policy value on the date we receive the required information; or

 . cash value on the date we receive the required information (this could be more than the policy value if there is a positive excess interest adjustment); or

 . guaranteed minimum death benefit, if any (discussed below), plus premium payments, less partial withdrawals from the date of death to the date the death benefit is paid.

Guaranteed Minimum Death Benefit

On the policy application, you generally may choose one of the three guaranteed minimum death benefit options listed below.

After the policy is issued, you cannot make an election and the death benefit cannot be changed.

A. Return of Premium Death Benefit

  The Return of Premium Death Benefit is:
  .  total premium payments; less

  . any adjusted partial withdrawals (discussed below) as of the date of death.

  The Return of Premium Death Benefit will be in effect if you do not choose one of the other death benefit options on the policy application. The charges are lower for this option than for the other two.

B. 5% Annually Compounding Death Benefit

  The 5% Annually Compounding Death Benefit is:
  .  total premium payments; less
  .  any adjusted partial withdrawals; plus
  . interest at an effective annual rate of 5% from the premium payment date or withdrawal date to the date of death.

  The 5% Annually Compounding Death Benefit is not available if the owner or annuitant is 75 or older on the policy date. There is an extra charge for this death benefit.

C. Double Enhanced Death Benefit

  The Double Enhanced Death Benefit is the greater of the following:
  . 5% Annually Compounding Death Benefit - total premium payments, less any adjusted partial withdrawals, plus interest at an effective annual rate of 5% from the premium payment date or withdrawal date to the date of death (but not later than your 81st birthday).
  . Step-Up Death Benefit - the largest policy value on the policy date or on any policy anniversary before you reach age 81; plus any premium payments you have made since then; minus any adjusted partial withdrawals we have paid to you since then.

  The Double Enhanced Death Benefit is not available if the owner or annuitant is 81 or older on the policy date. There is an extra charge for this death benefit.

IF, under all three death benefit options:
 .  the surviving spouse elects to continue the policy instead of receiving the death benefit; and
 .  the guaranteed minimum death benefit is greater than the policy value;

THEN:
 . we will increase the policy value to be equal to the guaranteed minimum death benefit. This increase is made only at the time the surviving spouse elects to continue the policy.

Adjusted Partial Withdrawal

When you request a partial withdrawal, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial withdrawal. Under certain circumstances, the adjusted partial withdrawal may be more than the amount of your withdrawal request. It is also possible that if a death benefit is paid after you have made a partial withdrawal, then the total amount paid could be less than the total premium payments. We have included a detailed explanation of this adjustment in the SAI.

9. TAXES

NOTE: PFL has prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. PFL has included an additional discussion regarding taxes in the SAI.

Annuity Policies in General

Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules provide that generally you will not be taxed on the earnings, if any, on the money held in your annuity policy until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of policy - qualified or nonqualified (discussed below).

You will not be taxed on increases in the value of your policy until a distribution occurs - either as a withdrawal or as annuity payments.

When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes.

Qualified and Nonqualified Policies

If you purchase the policy under an individual retirement annuity, a pension plan, or specially sponsored program, your policy is referred to as a qualified policy.

Qualified policies are issued in connection with the following plans:
 . Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the contract. A Roth IRA also allows individuals to make contributions to the contract, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.

 . Tax-Sheltered Annuity (403(b) Plan): A 403(b) Plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the contract on a pre-tax basis.

 . Corporate Pension and Profit - Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the contract on a pre-tax basis.

 . Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the contract.

If you purchase the policy as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your policy is referred to as a nonqualified policy.

Withdrawals - Qualified Policies

The information herein describing the taxation of nonqualified policies does not apply to qualified policies.

There are special rules that govern with respect to qualified policies. Generally, these rules restrict:
 .  the amount that can be contributed to the policy during any year; and

 .  the time when amounts can be paid from the policy.

In addition, a penalty tax may be assessed on amounts withdrawn from the policy prior to the date you reach age 59 1/2, unless you meet one of the exceptions to this rule.You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policies. We have provided more information in the SAI.

You should consult your legal counsel or tax adviser if you are considering purchasing a policy for use with any retirement plan.

Withdrawals - 403(b) Policies

The Internal Revenue Code limits withdrawal from certain 403(b) policies. Withdrawals can generally only be made when an owner:
 .  reaches age 59 1/2;

 .  leaves his/her job;

 .  dies;

 .  becomes disabled (as that term is defined in the Internal Revenue Code); or

 . declares hardship. However, in the case of hardship, the owner can only withdraw the premium payments and not any earnings.

Tax Status of the Policy

The following discussion is based on the assumption that the policy is a nonqualified policy that qualifies as an annuity contract for federal income tax purposes.

Diversification Requirements. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. (S)1.817-5) apply a diversification requirement to each of the mutual fund subaccounts and the target series subaccounts. The mutual fund account, through its underlying funds and their portfolios, and the target account, through its subaccounts, intends to comply with the diversification requirements of the Treasury. PFL has entered into agreements with each underlying fund which requires the portfolios to be operated in compliance with the Treasury regulations. PFL has entered into an agreement with First Trust Advisers, L.P., the subadviser of the target account, which requires the target series subaccounts to be operated in compliance with the Treasury regulations. The subadviser reserves the right to depart from either target series subaccount's investment strategy in order to meet these diversification requirements.

Owner Control. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the mutual fund account used to support their contracts. In those circumstances, income and gains from the mutual fund account assets would be includable in the variable annuity contract owner's gross income.

The ownership rights under the contract are similar to, but different in certain respects from those described by the IRS in rulings in which it was determined that contract owners were not owners of mutual fund account assets. For example, you have the choice of one or more subaccounts in which to allocate premiums and policy values, and may be able to transfer among these accounts more frequently than in such rulings. Moreover, the investment strategies for the target series subaccounts are innovative and have not been addressed by the IRS. These differences could result in you being treated as the owner of the assets of the mutual fund account or the target account. PFL reserves the right to modify the policies as necessary to attempt to prevent you from being considered the owner of a pro rata share of the assets of the mutual fund account or the target account.

Distribution Requirements. The policy must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity policy. These diversification and distribution requirements are discussed in the SAI. PFL may modify the policy to attempt to maintain favorable tax treatment.

Withdrawals - Nonqualified Policies

If you make a withdrawal from your policy before the annuity commencement date, the Internal Revenue Code treats that withdrawal as first coming from earnings and then from your premium payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. (The excess interest adjustment resulting from the withdrawal may affect the amount on which you are taxed. The tax treatment of excess interest adjustments is uncertain. You should consult a tax adviser if a withdrawal results in an excess interest adjustment.) Different rules apply for annuity payments. See "Annuity Payments" below.

The Internal Revenue Code also provides that withdrawn earnings may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includable in income. Some withdrawals will be exempt from the penalty. They include any amounts:
 .  paid on or after the taxpayer reaches age 59 1/2;

 .  paid after an owner dies;
 .  paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);
 .  paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
 .  paid under an immediate annuity; or
 .  which come from premium payments made prior to August 14, 1982.

All deferred nonqualified annuity policies that are issued by PFL (or its affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner's income when a taxable distribution occurs.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the policy because of the death of an owner or the annuitant. Generally, such amounts are includable in the income of the recipient:
 .  if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or
 . if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

For these purposes, the "investment in the contract" is not affected by the owner's or annuitant's death. That is, the "investment in the contract" remains generally the total premium payments (less amounts received which were not includable in gross income).

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:

 . Fixed payments - by dividing the "investment in the contract" on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

 . Variable payments - by dividing the "investment in the contract" on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the "investment in the contract" has been fully recovered, the full amount of any additional annuity payments is includable in gross income.

If you select more than one annuity payment option, special rules govern the allocation of the policy's entire "investment in the contract" to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the "investment in the contract" as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income is generally allowable as a deduction for your last taxable year.

Transfers, Assignments or Exchanges of Policies

A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. You should consult a tax adviser with respect to legal developments and their effect on the policy.

10. ADDITIONAL FEATURES

Systematic Payout Option

You can receive regular payments from your policy by using the systematic payout option. Under this option, you can receive up to 10% (annually) of your policy value. This amount may be taken free of excess interest adjustments (after the first policy year).

Payments can be made monthly, quarterly, semi-annually, or annually. Each payment must be at least $50. Monthly and quarterly payments must be made by electronic funds transfer, directly to your checking or savings account. There is no charge for this benefit.

Family Income Protector

The family income protector may vary by state and may not be available in all states.

The optional "family income protector" rider assures you of a minimum level of income in the future by guaranteeing a minimum annuitization value (discussed below) after 10 years. You may elect to purchase this benefit, which guarantees the total amount you will have to apply to a family income protector payment option and which guarantees a minimum amount for those payments once you begin to receive them. By electing this benefit, you can participate in the gains of the underlying variable investment options you select while knowing that you are guaranteed a minimum level of income in the future, regardless of the performance of the underlying variable investment options.

You can annuitize under the family income protector (subject to the conditions described below) at the greater of the adjusted policy value or the minimum annuitization value.

Minimum Annuitization Value. The minimum annuitization value is:

 .  the policy value on the date the rider is issued, plus

 .  any additional premium payments, minus
 .  an adjustment for any withdrawals made after the date the rider is issued,

 .  which is accumulated at the annual growth rate written on page one of the rider, minus
 .  any premium taxes.

The annual growth rate is currently 6% per year; PFL may, at its discretion, change the rate in the future, but the rate will never be less than 3% per year. Once the rider is added to your policy, the annual growth rate will not vary during the life of that rider. Withdrawals may reduce the minimum annuitization value on a basis greater than dollar-for-dollar. See the SAI for more information.

The minimum annuitization value may only be used to annuitize using the family income protector payment options and may not be used with any of the annuity payment options listed in section 7. The family income protector payment options are:

 .  Life Income - An election may be made for "No Period Certain" or "10 Years
   Certain." In the event of the death of the annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.
 .  Joint and Full Survivor - An election may be made for "No Period Certain" or
   "10 Years Certain." Payments will be made as long as either the annuitant or joint annuitant is living. In the event of the death of both the annuitant and joint annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

The minimum annuitization value is used solely to calculate the family income protector annuity payments. The family income protector does not establish or guarantee policy value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial factors, the level of lifetime income that it guarantees may be less than the level that would be provided by application of the policy value at otherwise applicable annuity factors. Therefore, the family income protector should be regarded as a safety net. The costs of annuitizing under the family income protector include the guaranteed payment fee, and also the lower payout levels inherent in the annuity tables used for those minimum payouts. These costs should be balanced against the benefits of a minimum payout level.

In addition to the annual growth rate, other benefits and fees under the rider (the rider fee, the fee waiver threshold, the guaranteed payment fee, and the waiting period before the family income protector can be exercised) are also guaranteed not to change after the rider is added. However, all of these benefit specifications may change if you elect to upgrade the minimum annuitization value.

Minimum Annuitization Value Upgrade. You can upgrade your minimum annuitization value to the policy value within 30 days after any policy anniversary before your 85th birthday (earlier if required by state law). For your convenience, we will put the last date to upgrade on page one of the rider.

If you upgrade:
 . the current rider will terminate and a new one will be issued with its own specified guaranteed benefits and fees;

 . the new rider's specified benefits and fees may not be as advantageous as before; and

 . you will have a new ten year waiting period before you can exercise the family income protector.

It generally will not be to your advantage to upgrade unless your policy value exceeds your minimum annuitization value on the applicable policy anniversary.

Conditions of Exercise of the Family Income Protector. You can only annuitize using the family income protector within the 30 days after the tenth or later policy anniversary after the family income protector is elected or, in the case of an upgrade of the minimum annuitization value, the tenth or later policy anniversary following the upgrade; PFL may, at its discretion, change the waiting period before the family income protector can be exercised in the future. You cannot, however, annuitize using the family income protector after the policy anniversary after your 94th birthday (earlier if required by state law). For your convenience, we will put the first and last date to annuitize using the family income protector on page one of the rider. Note Carefully - If you annuitize at any time other than indicated above, you cannot use the family income protector.

Guaranteed Minimum Stabilized Payments. Annuity payments under the family income protector are guaranteed to never be less than the initial payment. See the SAI for information concerning the calculation of the initial payment. The payments will also be "stabilized" or held constant during each policy year.

During the first policy year after annuitizing using the family income protector, each stabilized payment will equal the initial payment. On each policy anniversary thereafter, the stabilized payment will increase or decrease depending on the performance of the investment options you selected (but will never be less than the initial payment), and then be held constant at that amount for that policy year. The stabilized payment on each policy anniversary will equal the greater of the initial payment or the payment supportable by the annuity units in the selected investment options. See the SAI for additional information concerning stabilized payments.

Family Income Protector Rider Fee. A rider fee, currently 0.30% of the minimum annuitization value on the policy anniversary, is charged annually prior to annuitization. We will also charge this fee if you take a complete withdrawal. The rider fee is deducted from each variable investment option in proportion to the amount of policy value in each mutual fund subaccount and target series subaccount.

The rider fee on any given policy anniversary will be waived if the policy value exceeds the fee waiver threshold. The fee waiver threshold, currently is two times the minimum annuitization value. PFL may, at its discretion, change the fee waiver threshold in the future, but it will never be greater than two and one-half times the minimum annuitization value.

Guaranteed Payment Fee. A guaranteed payment fee, currently equal to an effective annual rate of 1.25% of the daily net asset value in the mutual fund account and/or the target account, is reflected in the amount of the variable payments you receive if you annuitize under the family income protector rider. The guaranteed payment fee is included on page one of the rider.

Termination. The family income protector is irrevocable. You have the option not to use the benefit but you will not receive a refund of any fees you have paid. The family income protector will terminate upon the earliest of the following:
 . annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the minimum annuitization value under the family income protector),
 .  upgrade of the minimum annuitization value (although a new rider will be issued),
 .  termination of your policy, or
 . 30 days after the policy anniversary after your 94th birthday (earlier if required by state law).

Nursing Care and Terminal Condition Withdrawal Option

No excess interest adjustment will apply if you or your spouse has been:
 .  confined in a hospital or nursing facility for 30 days in a row; or

 . diagnosed with a terminal condition (usually a life expectancy of 12 months or less).

This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person.

You may exercise this benefit at any time (during the accumulation phase) and there is no charge for this benefit.This benefit may not be available in all states. See the policy or endorsement for details and conditions.

Telephone Transactions

You may make transfers and change the allocation of additional premium payments by telephone IF:
 . you select the "Telephone Transfer/Reallocation Authorization" box in the policy application or enrollment information; or

 .  you later complete an authorization form.

You will be required to provide certain information for identification purposes when requesting a transaction by telephone and we may record your telephone call. We may also require written confirmation of your request We will not be liable for following telephone requests that we believe are genuine

Telephone requests must be received while the New York Stock Exchange is open to get same-day pricing of the transaction. We may discontinue this option at any time.

Dollar Cost Averaging Program

During the accumulation phase, you may instruct us to automatically transfer money from the dollar cost averaging fixed account option, the Endeavor Money Market Subaccount, or the Dreyfus U.S. Government Securities Subaccount, into any other mutual fund subaccounts and/or target series subaccounts. There is no charge for this program.

Complete and clear instructions must be received before a dollar cost averaging program will begin. The instructions must include:

 . the subaccounts into which money from the dollar cost averaging fixed account (or other subaccount(s) used for dollar cost averaging) is to be transferred; and

 . either the dollar amount to transfer monthly or quarterly (each transfer must be at least $500) or the number of transfers (minimum of 6 monthly or 4 quarterly and maximum of 24 monthly or 8 quarterly).

Transfers must begin within 30 days. We will make the transfers on the 28th day of the applicable month. You may change your allocations at anytime.

Only one dollar cost averaging program can run at one time. This means that any addition to a dollar cost averaging program must change either the length of the program or the dollar amount of the transfers. New instructions must be received each time there is an addition to a dollar cost averaging program.

Any amount in the dollar cost averaging fixed account (or other subaccount(s) used for dollar cost averaging) for which we have not received complete and clear instructions will remain in the dollar cost averaging fixed account (or other such subaccount) until we receive the instructions. If we have not received complete and clear instructions within 30 days, the interest credited in the dollar cost averaging fixed account may be adjusted downward, but not below the guaranteed effective annual interest rate of 3%.

Dollar cost averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high. It does not guarantee profits or assure that you will not experience a loss. You should consider your ability to continue the dollar cost averaging program during all economic conditions.

We may credit different interest rates for dollar cost averaging programs of varying time periods. If you discontinue the dollar cost averaging program before its completion, then the interest credited on amounts in the dollar cost averaging fixed account may be adjusted downward, but not below the minimum guaranteed effective annual interest rate of 3%.

Asset Rebalancing

During the accumulation phase you can instruct us to automatically rebalance the amounts in your mutual fund subaccounts or target series subaccounts to maintain your desired asset allocation. This feature is called asset rebalancing and can be started and stopped at any time free of charge. However, we will not rebalance if you are in the dollar cost averaging program or if any other transfer is requested. If you request a transfer, we will honor the requested transfer and discontinue asset rebalancing. New instructions are required to start asset rebalancing. Asset rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

11. OTHER INFORMATION

Ownership

You, as owner of the policy, exercise all rights under the policy. You can change the owner at any time by notifying us in writing. An ownership change may be a taxable event.

Assignment

You can also assign the policy any time during your lifetime. PFL will not be bound by the assignment until we receive written notice of the assignment. We will not be liable for any payment or other action we take in accordance with the policy before we receive notice of the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.

PFL Life Insurance Company

PFL Life Insurance Company was incorporated under the laws of the State of Iowa on April 19,

1961 as NN Investors Life Insurance Company, Inc. It is engaged in the sale of life and health insurance and annuity policies. PFL is a Transamerica Company and a wholly-owned indirect subsidiary of AEGON USA, Inc. which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of AEGON USA, Inc. is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. PFL is licensed in the District of Columbia, Guam, and in all states except New York.

All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of PFL.

The Mutual Fund Account

PFL established a mutual fund account, called the PFL Endeavor VA Separate Account, under the laws of the State of Iowa on January 19, 1990. The mutual fund account receives and currently invests the premium payments that are allocated to it for investment in shares of the underlying mutual fund portfolios.

The mutual fund account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the mutual fund account or PFL. Income, gains and losses, whether or not realized, from assets allocated to the mutual fund account are, in accordance with the policies, credited to or charged against the mutual fund account without regard to PFL's other income, gains or losses.

The assets of the mutual fund account are held in PFL's name on behalf of the mutual fund account and belong to PFL. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business PFL may conduct. The mutual fund account includes other subaccounts that are not available under these policies.

The Target Account

PFL established the PFL Endeavor Target Account under the laws of the state of Iowa on September 15, 1997. The target account is registered with the SEC under the 1940 Act, as an open-end management investment company and meets the definition of a separate account under federal securities laws. However, the SEC does not supervise the management or the investment practices or policies of the target account or PFL.

The two Dow SM Target 10 Subaccounts (January and July Series) and the two Dow SM Target 5 Subaccounts (January and July Series) are non-diversified target series subaccounts of the target account.

Mixed and Shared Funding

Before making a decision concerning the allocation of premium payments to a particular mutual fund subaccount, please read the prospectuses for the underlying funds. The underlying funds are not limited to selling their shares to this mutual fund account and can accept investments from any separate account or qualified retirement plan. Since the portfolios of the underlying funds are available to registered separate accounts offering variable annuity products of PFL, as well as variable annuity and variable life products of other insurance companies, and qualified retirement plans, there is a possibility that a material conflict may arise between the interests of this mutual fund account and one or more of the other accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including PFL, agree to take any necessary steps to resolve the matter. This includes removing their mutual fund accounts from the underlying funds. See the underlying fund prospectuses for more details.

Reinstatements

You may surrender your policy and transfer your money directly to another life insurance company (sometimes referred to as a 1035 Exchange or a trustee-to-trustee transfer). You may also request us to reinstate your policy after such a transfer by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new accumulation units at the then-current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.

Voting Rights

Mutual Fund Account. PFL will vote all shares of the underlying funds in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners written requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

Target Account. You (or the person receiving annuity payments) can vote on certain matters with respect to the targetseries subaccounts you have an interest in. Such matters include:

 .  changes in the management agreement;
 .  changes in the fundamental investment policies;
 . any other matter requiring a vote of persons holding voting interests; and . matters pursuant to the requirements of Rule 12b-1 and 18f-2 of the
   Investment Company Act of 1940.

In response to an exemptive application filed by the manager, the SEC has issued an exemptive order that will permit the manager, subject to certain conditions, and without the approval of owners who have an interest in a target series subaccount to: (a) employ a new unaffiliated investment adviser for a target series subaccount pursuant to the terms of a new investment advisory agreement, in each case either as a replacement for an existing investment adviser or as an additional investment adviser; (b) change the terms of any investment advisory agreement; and (c) continue the employment of an existing investment adviser on the same advisory contract terms where a contract has been assigned because of a change in control of the investment adviser. In such circumstances, owners who have an interest in a target series subaccount would receive notice of such action, including the information concerning the investment adviser that normally is provided in a proxy statement. The exemptive order also permits disclosure of fees paid to multiple unaffiliated investment advisers on an aggregate basis only.

On certain matters, each target series subaccount may vote separately. Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate target series subaccount.

Distributor of the Policies

AFSG Securities Corporation is the principal underwriter of the policies. Like PFL, it is a Transamerica Company and is an indirect wholly-owned subsidiary of AEGON USA, Inc. It is located at 4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001. AFSG Securities Corporation is registered as a broker/dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc.

Commissions of up to 2.50% of premium payments plus an annual continuing fee based on policy values will be paid to broker/dealers who sell the policies under agreements with AFSG Securities Corporation. These commissions are not deducted from premium payments. In addition, certain production, persistency and managerial bonuses may be paid. PFL may also pay compensation to financial institutions for their services in connection with the sale and servicing of the policies.

Variations in Policy Provisions

Certain provisions of the policies may vary from the descriptions in this prospectus in order to comply with different state laws. See your policy for variations since any such state variations will be included in your policy or in riders or endorsements attached to your policy.

IMSA

PFL is a member of the Insurance Marketplace Standards Association (IMSA). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance and annuity products. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards.

Legal Proceedings

There are no legal proceedings to which the mutual fund account or target account is a party or to which the assets of the account are subject. PFL, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, PFL believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the mutual fund account, target account or PFL.

Financial Statements

The financial statements of PFL, the mutual fund subaccounts, and the target series subaccounts are included in the SAI.

TABLE OF CONTENTS OF THE STATEMENT
OF ADDITIONAL INFORMATION

Glossary of Terms
The Policy - General Provisions
Certain Federal Income Tax Consequences
Investment Experience
Family Income Protector - Additional Information
Historical Performance Data
The Target Account
Published Ratings
State Regulation of PFL
Administration
Records and Reports
Distribution of the Policies
Voting Rights
Other Products
Custody of Assets
Legal Matters
Independent Auditors
Other Information
Financial Statements

                                   APPENDIX A

                        CONDENSED FINANCIAL INFORMATION
                            The Mutual Fund Account

The accumulation unit values and the number of accumulation units outstanding for each mutual fund subaccount from the date of inception are shown in the following tables.

     5% Annually Compounding Death Benefit or Double Enhanced Death Benefit
               (Total Mutual Fund Account Annual Expenses: 1.65%)

                            Accumulation Unit   Accumulation Unit      Number of
                                  Value               Value           Accumulation
                           at Beginning of Year  at End of Year   Units at End of Year
--------------------------------------------------------------------------------------
  Dreyfus Small Cap Value
   Subaccount
   1999...................      $1.656056           $2.107984        11,265,409.515
   1998...................      $1.720848           $1.656056        12,396,813.175
   1997...................      $1.394113           $1.720848         9,576,109.396
   1996...................      $1.127390           $1.394113         5,378,653.976
   1995...................      $1.004766           $1.124390         2,577,504.165
   1994(/1/)..............      $0.958389           $1.004766           673,042.726
--------------------------------------------------------------------------------------
  Dreyfus U.S. Government
   Securities Subaccount
   1999...................      $1.273389           $1.239850        11,107,749.467
   1998...................      $1.205408           $1.273389        10,994,883.018
   1997...................      $1.122583           $1.205408         5,825,613.204
   1996...................      $1.120922           $1.122583         3,772,426.054
   1995...................      $0.985254           $1.120922         2,656,099.798
   1994(/1/)..............      $1.000769           $0.985254           450,510.347
--------------------------------------------------------------------------------------
  Endeavor Asset
   Allocation Subaccount
   1999...................      $1.890033           $2.350088        14,835,442.284
   1998...................      $1.622765           $1.890033        13,176,237.016
   1997...................      $1.372991           $1.622765        10,247,121.752
   1996...................      $1.184740           $1.372991         6,522,822.306
   1995...................      $0.979750           $1.184740         3,313,507.707
   1994(/1/)..............      $0.974417           $0.979750         1,329,672.671
--------------------------------------------------------------------------------------
  Endeavor Money Market
   Subaccount
   1999...................      $1.161504           $1.197052        25,237,355.183
   1998...................      $1.123834           $1.161504        21,549,058.171
   1997...................      $1.086872           $1.123834        11,807,740.323
   1996...................      $1.053205           $1.086872         9,416,706.021
   1995...................      $1.014839           $1.053205         3,516,158.473
   1994(/1/)..............      $1.003677           $1.014839         1,522,675.448
--------------------------------------------------------------------------------------
  Endeavor Enhanced Index
   Subaccount
   1999...................      $1.571311           $1.826512        18,365,179.331
   1998...................      $1.215643           $1.571311         9,104,248.582
   1997(/2/)..............      $1.000000           $1.215643         2,781,467.718
--------------------------------------------------------------------------------------
  Endeavor High Yield
   Subaccount
   1999...................      $0.959834           $0.999195         3,556,578.835
   1998(/3/)..............      $1.000000           $0.959834         1,896,873.105

     5% Annually Compounding Death Benefit or Double Enhanced Death Benefit
               (Total Mutual Fund Account Annual Expenses: 1.65%)
                                continued . . .

                            Accumulation Unit   Accumulation Unit      Number of
                                   Value              Value           Accumulation
                           at Beginning of Year  at End of Year   Units at End of Year
--------------------------------------------------------------------------------------
  Endeavor Janus Growth
   Subaccount
   1999...................      $29.951933         $46.884691         2,898,149.189
   1998...................      $18.510625         $29.951933         2,161,710.616
   1997...................      $16.007469         $18.510625         1,859,927.519
   1996...................      $13.795672         $16.007469         1,130,886.988
   1995...................       $9.531263         $13.795672           442,772.285
   1994(/1/)..............       $9.418271          $9.531263           182,787.313
--------------------------------------------------------------------------------------
  Endeavor Opportunity
   Value Subaccount
   1999...................       $1.193867          $1.230758         4,953,615.990
   1998...................       $1.153823          $1.193867         5,698,749.848
   1997...................       $1.004062          $1.153823         3,224,648.503
   1996(/4/)..............       $0.999910          $1.004062           205,301.400
--------------------------------------------------------------------------------------
  Endeavor Value Equity
   Subaccount
   1999...................       $2.114561          $2.016675        13,878,688.966
   1998...................       $1.998321          $2.114561        16.532,987.864
   1997...................       $1.627513          $1.998321        15,288,077.864
   1996...................       $1.336071          $1.627513         9,053,564.567
   1995...................       $1.009026          $1.336071         2,808,066.903
   1994(/1/)..............       $0.977843          $1.009026           740,211.153
--------------------------------------------------------------------------------------
  Endeavor Select
   Subaccount
   1999...................       $1.050254          $1.527569         7,900,925.826
   1998(/5/)..............       $1.000000          $1.050254         7,586,217.992
--------------------------------------------------------------------------------------
  T. Rowe Price Equity
   Income Subaccount
   1999...................       $2.045410          $2.082011        17,239,278.320
   1998...................       $1.910886          $2.045410        17,687,561.131
   1997...................       $1.514228          $1.910886        13,838,945.338
   1996...................       $1.284124          $1.514228         7,413,620.068
   1995(/6/)..............       $0.999237          $1.284124         1,786,079.570
--------------------------------------------------------------------------------------
  T. Rowe Price Growth
   Stock Subaccount
   1999...................       $2.567729          $3.086714        13,962,698.692
   1998...................       $2.028458          $2.567729        12,796,138.800
   1997...................       $1.603706          $2.028458        10,504,253.629
   1996...................       $1.350045          $1.603706         5,893,560.949
   1995(/7/)..............       $0.999910          $1.350045         1,611,995.783
--------------------------------------------------------------------------------------
  T. Rowe Price
   International Stock
   Subaccount
   1999...................       $1.328767          $1.730178        14,886,967.987
   1998...................       $1.170007          $1.328767        14,769,680.537
   1997...................       $1.159025          $1.170007        13,715,298.844
   1996...................       $1.022539          $1.159025         8,619,163.798
   1995...................       $0.940071          $1.022539         3,606,823.400
   1994(/1/)..............       $0.978667          $0.940071         1,444,711.154

                        Return of Premium Death Benefit
               (Total Mutual Fund Account Annual Expenses: 1.50%)

                            Accumulation Unit   Accumulation Unit      Number of
                                  Value               Value           Accumulation
                           at Beginning of Year  at End of Year   Units at End of Year
--------------------------------------------------------------------------------------
  Dreyfus Small Cap Value
   Subaccount
   1999...................      $ 1.659586         $ 2.115582        1,150,008.250
   1998...................      $ 1.721966         $ 1.659586          916,216.066
   1997(/8/)..............      $ 1.680492         $ 1.721966          201,510.890
--------------------------------------------------------------------------------------
  Dreyfus U.S. Government
   Securities Subaccount
   1999...................      $ 1.276099         $ 1.246338        2,509,680.360
   1998...................      $ 1.206194         $ 1.276099        1,684,993.398
   1997(/8/)..............      $ 1.165042         $ 1.206194          125,603.264
--------------------------------------------------------------------------------------
  Endeavor Asset
   Allocation Subaccount
   1999...................      $ 1.894059         $ 2.358574        1,347,870.453
   1998...................      $ 1.623829         $ 1.894059          864,583.172
   1997(/8/)..............      $ 1.619154         $ 1.623829          265,868.401
--------------------------------------------------------------------------------------
  Endeavor Money Market
   Subaccount
   1999...................      $ 1.163970         $ 1.201368        7,359,736.147
   1998...................      $ 1.124560         $ 1.163970        3,455,455.634
   1997(/8/)..............      $ 1.107029         $ 1.124560        1,018,549.909
--------------------------------------------------------------------------------------
  Endeavor Enhanced Index
   Subaccount
   1999...................      $ 1.574648         $ 1.833086        3,446,692.138
   1998...................      $ 1.216436         $ 1.574648        1,594,101.412
   1997(/8/)..............      $ 1.183597         $ 1.216436          143,726.569
--------------------------------------------------------------------------------------
  Endeavor High Yield
   Subaccount
   1999...................      $ 0.960653         $ 1.001525        1,167,355.038
   1998(/3/)..............      $ 1.000000         $ 0.960653          586,051.988
--------------------------------------------------------------------------------------
  Endeavor Janus Growth
   Subaccount
   1999...................      $30.015641         $47.053720          383,039.881
   1998...................      $18.522685         $30.015641          123,204.749
   1997(/8/)..............      $19.289712         $18.522685           25,575.434
--------------------------------------------------------------------------------------
  Endeavor Opportunity
   Value Subaccount
   1999...................      $ 1.196411         $ 1.235199          729,063.601
   1998...................      $ 1.154569         $ 1.196411          834,616.338
   1997(/8/)..............      $ 1.133494         $ 1.154569          164,076.542
--------------------------------------------------------------------------------------
  Endeavor Value Equity
   Subaccount
   1999...................      $ 2.119071         $ 2.023956          924,905.846
   1998...................      $ 1.999623         $ 2.119071          854,044.377
   1997(/8/)..............      $ 1.912635         $ 1.999623          221,576.305
--------------------------------------------------------------------------------------
  Endeavor Select
   Subaccount
   1999...................      $ 1.051668         $ 1.531878          878,307.676
   1998(/5/)..............      $ 1.000000         $ 1.051668          592,043.370
--------------------------------------------------------------------------------------
  T. Rowe Price Equity
   Income Subaccount
   1999...................      $ 2.049755         $ 2.089513        1,724,375.455
   1998...................      $ 1.912129         $ 2.049755        1,462,715.818
   1997(/8/)..............      $ 1.776425         $ 1.912129          392,308.493

                        Return of Premium Death Benefit
               (Total Mutual Fund Account Annual Expenses: 1.50%)
                                 continued. . .

                            Accumulation Unit   Accumulation Unit      Number of
                                  Value               Value           Accumulation
                           at Beginning of Year  at End of Year   Units at End of Year
--------------------------------------------------------------------------------------
  T. Rowe Price Growth
   Stock Subaccount
   1999...................      $2.573188           $3.097854        1,048,447.131
   1998...................      $2.026778           $2.573188          833,778.344
   1997(/8/)..............      $1.957595           $2.029778          184,298.595
--------------------------------------------------------------------------------------
  T. Rowe Price
   International Stock
   Subaccount
   1999...................      $1.331580           $1.736396        1,699,977.857
   1998...................      $1.170767           $1.331580          880,651.775
   1997(/8/)..............      $1.314403           $1.170767          164,219.793

(/1/)Period from July 5, 1994 through December 31, 1994. (/2/)Period from May 1, 1997 through December 31, 1997. (/3/)Period from June 2, 1998 through December 31, 1998. (/4/)Period from November 20, 1996 through December 31, 1996. (/5/)Period from February 2, 1998 through December 31, 1998. (/6/)Period from January 20, 1995 through December 31, 1995. (/7/)Period from January 5, 1995 through December 31, 1995. (/8/)Period from July 23, 1997 through December 31, 1997.

The Transamerica VIF Growth Subaccount, Fidelity - VIP Equity-Income Subaccount, Fidelity - VIP II Contrafund(R) Subaccount, Fidelity - VIP III Growth Opportunities Subaccount, Fidelity - VIP III Mid Cap Subaccount, WRL Alger Aggressive Growth Subaccount, WRL Goldman Sachs Growth Subaccount, WRL Janus Global Subaccount, WRL NWQ Value Equity Subaccount, WRL Pilgrim Baxter Mid Cap Growth Subaccount, WRL Salomon All Cap Subaccount, WRL T. Rowe Price Dividend Growth Subaccount and WRL T. Rowe Price Small Cap Subaccount had not commenced operations as of December 31, 1999, therefore, comparable data is not available.

                        CONDENSED FINANCIAL INFORMATION
                               The Target Account

     5% Annually Compounding Death Benefit or Double Enhanced Death Benefit

                            The DowSM Target The DowSM Target The DowSM Target The DowSM Target
                             10 Subaccount     5 Subaccount    10 Subaccount     5 Subaccount
                            (January Series) (January Series)  (July Series)    (July Series)
-----------------------------------------------------------------------------------------------
  Investment Income
   1999(/2/)..............      .0284000         .0293112         .0285420         .0313698
   1998(/1/)..............        N/A              N/A            .0248160         .0320585
-----------------------------------------------------------------------------------------------
  Expenses
   1999(/2/)..............     (.028021)        (.027291)        (.028994)        (.030431)
   1998(/1/)..............        N/A              N/A           (.0235516)       (.0139757)
-----------------------------------------------------------------------------------------------
  Net investment income
   1999(/2/)..............     .00037855        .00202073        (.00045196)      .00093903
   1998(/1/)..............        N/A              N/A            .0012644        .01808286
-----------------------------------------------------------------------------------------------
  Net realized and
   unrealized gains
   (losses) on securities
   1999(/2/)..............     (.0183985)       (.0928527)       (.024125)        (.1605930)
   1998(/1/)..............        N/A              N/A            .0322216         .1026951
-----------------------------------------------------------------------------------------------
  Net increase (decrease)
   in accumulation unit
   value
   1999(/2/)..............     (.018020)        (.090832)        (.024577)        (.159654)
   1998(/1/)..............        N/A              N/A            .033486          .120778
-----------------------------------------------------------------------------------------------
  Accumulation unit value
   at beginning of period
   1999(/2/)..............      1.000000         1.000000         1.033486         1.20778
   1998(/1/)..............        N/A              N/A            1.000000         1.000000
-----------------------------------------------------------------------------------------------
  Accumulation unit value
   at end of period
   1999(/2/)..............      .981980          .909168          1.008909         .961124
   1998(/1/)..............        N/A              N/A            1.033486         1.120778
-----------------------------------------------------------------------------------------------
  Expenses to average net
   assets
   1999(/2/)..............       1.18%            1.21%            1.12%            1.04%
   1998(/1/)..............        N/A              N/A             1.30%            1.30%
-----------------------------------------------------------------------------------------------
  Portfolio turnover rates
   1999(/2/)..............         0%               0%               0%               0%
   1998(/1/)..............        N/A              N/A               0%               0%
-----------------------------------------------------------------------------------------------
  Number of accumulation
   units outstanding at
   end of period
   1999(/2/)..............     3,491,645        1,837,281        5,174,488        3,743,680
   1998(/1/)..............        N/A              N/A           3,299,993        3,672,232

                        Return of Premium Death Benefit

                            The DowSM Target The DowSM Target The DowSM Target The DowSM Target
                             10 Subaccount     5 Subaccount    10 Subaccount     5 Subaccount
                            (January Series) (January Series)  (July Series)    (July Series)
-----------------------------------------------------------------------------------------------
  Investment Income
   1999(/2/)..............      .0282362         .0292712         .0285257         .0313607
   1998(/1/)..............        N/A              N/A            .0043200         .0177564
-----------------------------------------------------------------------------------------------
  Expenses
   1999(/2/)..............     (.026037)        (.026916)        (.027888)        (.0286007)
   1998(/1/)..............        N/A              N/A           (.0039100)       (.0077407)
-----------------------------------------------------------------------------------------------
  Net investment income
   1999(/2/)..............     .00219964        .00235505        .00063755        .00276002
   1998(/1/)..............        N/A              N/A           .00040997        .01001566
-----------------------------------------------------------------------------------------------
  Net realized and
   unrealized gains
   (losses) on securities
   1999(/2/)..............     (.0187836)       (.0918571)       (.0237316)       (.1611130)
   1998(/1/)..............        N/A              N/A            .0338400         .1115943
-----------------------------------------------------------------------------------------------
  Net increase (decrease)
   in accumulation unit
   value
   1999(/2/)..............     (.016584)       (.08950200)       (.023094)        (.158353)
   1998(/1/)..............        N/A              N/A            .034250          .121610
-----------------------------------------------------------------------------------------------
  Accumulation unit value
   at beginning of period
   1999(/2/)..............      1.000000         1.000000         1.034250         1.121610
   1998(/1/)..............        N/A              N/A            1.000000         1.000000
-----------------------------------------------------------------------------------------------
  Accumulation unit value
   at end of period
   1999(/2/)..............      .983416          .910498          1.011156         .963257
   1998(/1/)..............        N/A              N/A            1.034250         1.121610
-----------------------------------------------------------------------------------------------
  Expenses to average net
   assets
   1999(/2/)..............       1.18%            1.21%            1.12%            1.04%
   1998(/1/)..............        N/A              N/A             1.30%            1.30%
-----------------------------------------------------------------------------------------------
  Portfolio turnover rates
   1999(/2/)..............         0%               0%               0%               0%
   1998(/1/)..............        N/A              N/A               0%               0%
-----------------------------------------------------------------------------------------------
  Number of accumulation
   units outstanding at
   end of period
   1999(/2/)..............      352,437          712,871          674,030         2,408,403
   1998(/1/)..............        N/A              N/A            626,722         2,070,742

(/1/)Period from July 1, 1998 through December 31, 1998 for The DowSM Target 10
     (July Series) and The DowSM Target 5 (July Series). The DowSM Target 10 (January Series) and The DowSM Target 5 (January Series) had not commenced operations as of December 31, 1998, therefore there was no Condensed Financial Information to report for that period.

(/2/)Period from January 1, 1999 through December 31, 1999 for The DowSM Target
     10 (January Series), The DowSM Target 5 (January Series), The DowSM Target 10 (July Series), and The DowSM Target 5 (July Series).

                                   APPENDIX B

                          HISTORICAL PERFORMANCE DATA
                            THE MUTUAL FUND ACCOUNT

Standardized Performance Data

PFL may advertise historical yields and total returns for the subaccounts of the mutual fund account. In addition, PFL may advertise the effective yield of the subaccount investing in the Endeavor Money Market Portfolio (the "Endeavor Money Market Subaccount"). These figures are calculated according to standardized methods prescribed by the SEC. They are based on historical earnings and are not intended to indicate future performance.

Endeavor Money Market Subaccount. The yield of the Endeavor Money Market Subaccount for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment under a policy in the subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Other Subaccounts. The yield of a mutual fund subaccount (other than the Endeavor Money Market Subaccount) for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified thirty-day period. The yield is calculated by assuming that the income generated by the investment during that thirty-day period is generated each thirty-day period over a 12-month period and is shown as a percentage of the investment.

The total return of a subaccount refers to return quotations assuming an investment under a policy has been held in the subaccount for various periods of time including a period measured from the date the subaccount commenced operations. When a subaccount has been in operation for one, five, and ten years, respectively, the total return for these periods will be provided. The total return quotations for a subaccount will represent the average annual compounded rates of return that equate an initial investment of $1,000 in the subaccount to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided.

The yield and total return calculations for a subaccount do not reflect the effect of any premium taxes that may be applicable to a particular policy and they do not reflect the rider charge for the optional family income protector. To the extent that any or all of a premium tax is applicable to a particular policy, the yield and/or total return of that policy will be reduced. For additional information regarding yields and total returns calculated using the standard formats briefly summarized above, please refer to the SAI, a copy of which may be obtained from the administrative and service office upon request.

Based on the method of calculation described in the SAI, the average annual total returns for periods from inception of the subaccounts to December 31, 1999, and for the one and five year periods ended December 31, 1999 are shown in Table 1 below. Total returns shown reflect deductions for the mortality and expense risk fee, the distribution financing charge and the administrative charges. Performance figures may reflect the 1.25% mortality and expense risk fee for the 5% Annually Compounding and Double Enhanced Death Benefits, or the 1.10% mortality and expense risk fee for the Return of Premium Death Benefit.

                                TABLE 1 - A
                     Standard Average Annual Total Returns

                   (Assuming No Family Income Protector)
--------------------------------------------------------------------------------
     5% Annually Compounding Death Benefit or Double Enhanced Death Benefit
               (Total Mutual Fund Account Annual Expenses: 1.65%)

--------------------------------------------------------------------------------

                                                 Inception
                                                   of the
                                1 Year   5 Year  Subaccount     Subaccount
                                Ended    Ended       to          Inception
          Subaccount           12/31/99 12/31/99  12/31/99         Date
------------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Small Cap
   Value(/1/)................   27.27%   15.96%    15.41%      July 5, 1994
  Dreyfus U.S. Government
   Securities................   (2.65%)   4.69%     4.02%     August 3, 1994
  Endeavor Asset Allocation..   24.33%   19.11%    17.37%      July 5, 1994
  Endeavor Enhanced Index....   16.23%    N/A      25.31%       May 1, 1997
  Endeavor High Yield........    4.08%    N/A      (0.07%)     June 2, 1998
  Endeavor Janus
   Growth(/2/)...............   56.52%   37.51%    33.92%      July 5, 1994
  Endeavor Opportunity
   Value.....................    3.07%    N/A       6.89%    November 20, 1996
  Endeavor Value Equity......   (4.65%)  14.84%    14.07%      July 5, 1994
  Endeavor Select............   45.43%    N/A      24.82%    February 2, 1998
  T. Rowe Price Equity
   Income....................    1.77%    N/A      15.98%    January 20, 1995
  T. Rowe Price Growth
   Stock.....................   20.20%    N/A      25.33%     January 5, 1995
  T. Rowe Price International
   Stock(/3/)................   30.19%   12.96%    10.91%      July 5, 1994
  Transamerica VIF
   Growth(/4/)...............    N/A      N/A       N/A         May 1, 2000
  Fidelity - VIP Equity-
   Income  - Service Class
   2(/4/)....................    N/A      N/A       N/A         May 1, 2000
  Fidelity - VIP II
   Contrafund(R)  - Service
   Class 2(/4/)..............    N/A      N/A       N/A         May 1, 2000
  Fidelity - VIP III Growth
   Opportunities  - Service
   Class 2(/4/)..............    N/A      N/A       N/A         May 1, 2000
  Fidelity - VIP III Mid
   Cap - Service Class
   2(/4/)....................    N/A      N/A       N/A         May 1, 2000
  WRL Alger Aggressive
   Growth(/4/)...............    N/A      N/A       N/A         May 1, 2000
  WRL Goldman Sachs
   Growth(/4/)...............    N/A      N/A       N/A         May 1, 2000
  WRL Janus Global(/4/)......    N/A      N/A       N/A         May 1, 2000
  WRL NWQ Value Equity(/4/)..    N/A      N/A       N/A         May 1, 2000
  WRL Pilgrim Baxter Mid Cap
   Growth(/4/)...............    N/A      N/A       N/A         May 1, 2000
  WRL Salomon All Cap(/4/)...    N/A      N/A       N/A         May 1, 2000
  WRL T. Rowe Price Dividend
   Growth(/4/)...............    N/A      N/A       N/A         May 1, 2000
  WRL T. Rowe Price Small
   Cap(/4/)..................    N/A      N/A       N/A         May 1, 2000

                                TABLE 1 - B

                   Standard Average Annual Total Returns

                   (Assuming No Family Income Protector)
--------------------------------------------------------------------------------
                        Return of Premium Death Benefit
               (Total Mutual Fund Account Annual Expenses: 1.50%)

--------------------------------------------------------------------------------

                                                   Inception
                                                     of the
                                  1 Year   5 Year  Subaccount    Subaccount
                                  Ended    Ended       to         Inception
           Subaccount            12/31/99 12/31/99  12/31/99        Date
------------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Small Cap
   Value(/1/)..................   27.46%   16.13%    15.56%     July 5, 1994
  Dreyfus U.S. Government
   Securities..................  (2.35%)   4.88%     4.21%     August 3, 1994
  Endeavor Asset Allocation....   24.51%   19.28%    17.47%     July 5, 1994
  Endeavor Enhanced Index......   16.40%    N/A      25.49%      May 1, 1997
  Endeavor High Yield..........   4.24%     N/A      0.08%      June 2, 1998
  Endeavor Janus Growth(/2/)...   56.75%   37.61%    34.08%     July 5, 1994
  Endeavor Opportunity Value...   3.23%     N/A      7.04%    November 20, 1996
  Endeavor Value Equity........  (4.50%)   15.01%    14.17%     July 5, 1994
  Endeavor Select..............   45.65%    N/A      25.01%   February 2, 1998
  T. Rowe Price Equity Income..   1.92%     N/A      16.72%   January 20, 1995
  T. Rowe Price Growth Stock...   20.37%    N/A      26.82%    January 5, 1995
  T. Rowe Price International
   Stock(/3/)..................   30.39%   13.13%    11.01%     July 5, 1994
  Transamerica VIF
   Growth(/4/).................    N/A      N/A       N/A        May 1, 2000
  Fidelity - VIP Equity-
   Income - Service Class
   2(/4/)......................    N/A      N/A       N/A        May 1, 2000
  Fidelity - VIP II
   Contrafund(R) - Service
   Class 2(/4/)................    N/A      N/A       N/A        May 1, 2000
  Fidelity - VIP III Growth
   Opportunities  - Service
   Class 2(/4/)................    N/A      N/A       N/A        May 1, 2000
  Fidelity - VIP III Mid Cap -
    Service Class 2(/4/).......    N/A      N/A       N/A        May 1, 2000
  WRL Alger Aggressive
   Growth(/4/).................    N/A      N/A       N/A        May 1, 2000
  WRL Goldman Sachs
   Growth(/4/).................    N/A      N/A       N/A        May 1, 2000
  WRL Janus Global(/4/)........    N/A      N/A       N/A        May 1, 2000
  WRL NWQ Value Equity(/4/)....    N/A      N/A       N/A        May 1, 2000
  WRL Pilgrim Baxter Mid Cap
   Growth(/4/).................    N/A      N/A       N/A        May 1, 2000
  WRL Salomon All Cap(/4/).....    N/A      N/A       N/A        May 1, 2000
  WRL T. Rowe Price Dividend
   Growth(/4/).................    N/A      N/A       N/A        May 1, 2000
  WRL T. Rowe Price Small
   Cap(/4/)....................    N/A      N/A       N/A        May 1, 2000

(/1/)Effective September 16, 1996, The Dreyfus Corporation became the adviser to the Dreyfus Small Cap Value Portfolio, formerly known as Quest for Value Small Cap Portfolio. The portfolio was previously advised by OpCap Advisors.

(/2/)Effective April 30, 1999, shares of the WRL Janus Growth Portfolio were removed and replaced with shares of the Endeavor Janus Growth Portfolio. The Endeavor Janus Growth Portfolio has the same investment objectives, the same investment adviser (Janus Capital Corporation) and the same advisory fees as the WRL Janus Growth Portfolio. Performance prior to May 1, 1999 reflects performance of the annuity subaccount while it was invested in the WRL Janus Growth Portfolio.
(/3/)Effective January 1, 1995, Rowe-Price Fleming International, Inc. became the Adviser to the T. Rowe Price International Stock Portfolio. The Portfolio's name was changed from the Global Growth Portfolio and the Portfolio's shareholders approved a change in investment objective from investments in small capitalization companies on a global basis to investments in a broad range of companies on an international basis (i.e., non-U.S. companies).

(/4/)The Transamerica VIF Growth Subaccount, Fidelity - VIP Equity-Income
     Subaccount, Fidelity - VIP II Contrafund(R) Subaccount, Fidelity - VIP III Growth Opportunities Subaccount, Fidelity - VIP III Mid Cap Subaccount, WRL Alger Aggressive Growth Subaccount, WRL Goldman Sachs Growth Subaccount, WRL Janus Global Subaccount, WRL NWQ Value Equity Subaccount, WRL Pilgrim Baxter Mid Cap Growth Subaccount, WRL Salomon All Cap Subaccount, WRL T. Rowe Price Dividend Growth Subaccount, and WRL T. Rowe Price Small Cap Subaccount had not commenced operations as of December 31, 1999, therefore, comparable information is not available.

The figures for the "five year" and "from inception" periods in the above tables reflect waiver of advisory fees and reimbursement of other expenses for all portfolios except the T. Rowe Price Equity Income Portfolio and T. Rowe Price Growth Stock Portfolio. In the absence of such waivers, the average annual total return figures above for the from the five year and from inception periods would have been lower.

Non-Standardized Performance Data

In addition to the standardized data discussed above, similar performance data for other periods may also be shown.

PFL may also advertise or disclose average annual total return or other performance data in non-standard formats for a subaccount of the mutual fund account. The non-standardized performance data may also make other assumptions, such as the amount invested in a subaccount, differences in time periods to be shown, or the effect of partial withdrawals or annuity payments.

All non-standardized performance data will be advertised only if the standardized performance data is also disclosed. For additional information regarding the calculation of other performance data, please refer to the SAI.

Adjusted Historical Performance Data of the Portfolios. Prior to July 5, 1994, the subaccounts had not yet commenced operations. The following performance data for the periods prior to the date the subaccount commenced operations is based on the performance of the corresponding portfolio and the assumption that the applicable subaccount was in existence for the same period as the corresponding portfolio with a level of charges equal to those currently assessed against the subaccount or against owner's policy values.

In addition, PFL may present historic performance data for the portfolios since their inception reduced by some or all the fees and charges under the policy. Such adjusted historic performance includes data that precedes the inception dates on the subaccounts. This data is designed to show the performance that would have resulted if the policy had been in existence during that time.

For instance, as shown in Table 2 below, PFL may disclose average annual total returns for the portfolios reduced by all fees and charges under the policy, as if the policy had been in existence. Such fees and charges include the mortality and expense risk fee of either 1.10% or 1.25% (depending on the Death Benefit Option), an administrative charge of 0.15%, and a distribution financing charge of 0.25%.

                                TABLE 2 - A
             Adjusted Historical Average Annual Total Returns(/1/)

          (Assming No Surender Charge or Family Income Protector)
--------------------------------------------------------------------------------
     5% Annually Compounding Death Benefit or Double Enhanced Death Benefit
                (Total Separate Account Annual Expenses: 1.65%)
--------------------------------------------------------------------------------

                                                     10 Year    Corresponding
                                                       or         Portfolio
  Portfolio                        1 Year   5 Year  Inception  Inception Date
-------------------------------------------------------------------------------
  Dreyfus Small Cap Value(/2/)...  27.29%   15.97%    11.84%     May 4, 1993
  Dreyfus U.S. Government
   Securities....................  (2.63%)   4.70%     3.90%     May 4, 1994
  Endeavor Asset Allocation......  24.34%   19.12%    10.27%    April 8, 1991
  Endeavor Enhanced Index........  16.24%    N/A      25.33%     May 1, 1997
  Endeavor High Yield............   4.10%    N/A      (0.05%)   June 2, 1998
  Endeavor Janus Growth..........  56.53%   37.52%    22.86%     May 1, 1999
  Endeavor Opportunity Value.....   3.09%    N/A       6.89%  November 18, 1996
  Endeavor Value Equity..........  (4.63%)  14.85%    11.23%    May 27, 1993
  Endeavor Select................  45.45%    N/A      24.84%  February 2, 1998
  T. Rowe Price Equity Income....   1.79%    N/A      16.12%   January 3, 1995
  T. Rowe Price Growth Stock.....  20.21%    N/A      25.33%   January 3, 1995
  T. Rowe Price International
   Stock(/3/)....................  30.21%   12.98%     6.48%    April 8, 1991
  Transamerica VIF
   Growth(/4/)(/5/)..............  35.59%   46.17%    27.83%+ February 26, 1969
  Fidelity - VIP Equity-Income -
    Service Class 2(/4/)(/6/)....   4.52%   16.65%    12.61%+  October 9, 1986
  Fidelity - VIP II
   Contrafund(R) - Service Class
   2(/4/)(/6/)...................  22.15%    N/A      25.64%   January 3, 1995
  Fidelity - VIP III Growth
   Opportunities - Service Class
   2(/4/)(/6/)...................   2.48%    N/A      19.54%   January 3, 1995
  Fidelity - VIP III Mid Cap -
    Service Class 2(/4/)(/6/)....  46.58%    N/A      50.60%  December 28, 1998
  WRL Alger Aggressive
   Growth(/4/)...................  66.34%   34.43%    28.25%    March 1, 1994
  WRL Goldman Sachs Growth(/4/)..    N/A     N/A      16.55%     May 3, 1999
  WRL Janus Global(/4/)..........  68.42%   30.81%    25.86%  December 3, 1992
  WRL NWQ Value Equity(/4/)......   6.18%    N/A       8.95%     May 1, 1996
  WRL Pilgrim Baxter Mid Cap
   Growth(/4/)...................   N/A      N/A      76.39%     May 3, 1999
  WRL Salomon All Cap(/4/).......   N/A      N/A      14.33%     May 3, 1999
  WRL T. Rowe Price Dividend
   Growth(/4/)...................   N/A      N/A      (8.42%)    May 3, 1999
  WRL T. Rowe Price Small
   Cap(/4/)......................   N/A      N/A      37.04%     May 3, 1999
-------------------------------------------------------------------------------

 +  Ten Year Date

                                TABLE 2 - B
             Adjusted Historical Average Annual Total Returns(/1/)

                   (Assuming No Family Income Protector)
--------------------------------------------------------------------------------
                        Return of Premium Death Benefit
                (Total Separate Account Annual Expenses: 1.50%)
--------------------------------------------------------------------------------

                                                     10 Year    Corresponding
                                                       or         Portfolio
  Portfolio                        1 Year   5 Year  Inception  Inception Date
-------------------------------------------------------------------------------
  Dreyfus Small Cap Value(/2/)...  27.48%   16.14%    13.03%     May 4, 1993
  Dreyfus U.S. Government
   Securities....................  (2.33%)   4.89%    4.07%      May 4, 1994
  Endeavor Asset Allocation......  24.52%   19.30%    13.92%    April 8, 1991
  Endeavor Enhanced Index........  16.41%    N/A      25.51%     May 1, 1997
  Endeavor High Yield............   4.25%    N/A      0.10%     June 2, 1998
  Endeavor Janus Growth..........  56.76%   37.62%    23.78%     May 1, 1999
  Endeavor Opportunity Value.....   3.24%    N/A      7.04%   November 18, 1996
  Endeavor Value Equity..........  (4.49%)  15.02%    11.87%    May 27, 1993
  Endeavor Select................  45.66%    N/A      25.03%  February 2, 1998
  T. Rowe Price Equity Income....   1.94%    N/A      16.53%   January 3, 1995
  T. Rowe Price Growth Stock.....  20.39%    N/A      26.77%   January 3, 1995
  T. Rowe Price International
   Stock(/3/)....................  30.40%   13.14%    8.12%     April 8, 1991
  Transamerica VIF
   Growth(/4/)(/5/)..............  35.78%   45.74%    27.74%+ February 26, 1969
  Fidelity - VIP Equity-Income -
    Service Class 2(/4/)(/6/)....   4.68%   16.82%    12.78%+  October 9, 1986
  Fidelity - VIP II
   Contrafund(R) - Service Class
   2(/4/)(/6/)...................  22.33%    N/A      25.82%   January 3, 1995
  Fidelity - VIP III Growth
   Opportunities - Service Class
   2(/4/)(/6/)...................   2.64%    N/A      19.71%   January 3, 1995
  Fidelity - VIP III Mid Cap -
    Service Class 2(/4/)(/6/)....  46.80%    N/A      50.82%  December 28, 1998
  WRL Alger Aggressive
   Growth(/4/)...................  66.59%   34.63%    28.44%    March 1, 1994
  WRL Goldman Sachs Growth(/4/)..   N/A      N/A      16.66%     May 3, 1999
  WRL Janus Global(/4/)..........  68.66%   31.01%    26.04%  December 3, 1992
  WRL NWQ Value Equity(/4/)......   6.34%    N/A      9.12%      May 1, 1996
  WRL Pilgrim Baxter Mid Cap
   Growth(/4/)...................   N/A      N/A      76.35%     May 3, 1999
  WRL Salomon All Cap(/4/).......   N/A      N/A      14.44%     May 3, 1999
  WRL T. Rowe Price Dividend
   Growth(/4/)...................   N/A      N/A      (8.33%)    May 3, 1999
  WRL T. Rowe Price Small
   Cap(/4/)......................   N/A      N/A      37.17%     May 3, 1999
-------------------------------------------------------------------------------

 +  Ten Year Date

(/1/)The calculation of total return performance for periods prior to inception of the subaccounts reflects deductions for the mortality and expense risk fee and administrative charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance that would have resulted if the subaccounts had actually been in existence since the inception of the portfolio.
(/2/)Effective September 16, 1996, The Dreyfus Corporation became the adviser to the Dreyfus Small Cap Value Portfolio, formerly known as Quest for Value Small Cap Portfolio. The portfolio was previously advised by OpCap Advisors.
(/3/)This portfolio began operations on April 8, 1991, as the Global Growth
     Portfolio. However, effective January 1, 1995, Rowe Price-Fleming International, Inc. became the new adviser to the Global Growth Portfolio. The Portfolio's name changed to the T. Rowe Price International Stock Portfolio and the Portfolio's shareholders approved a change in investment objective from investments in small capitalization companies on a global basis to investments in a broad range of companies on an international basis (that is, non-U.S. companies).

(/4/)The Transamerica VIF Growth Subaccount, Fidelity - VIP Equity-Income
     Subaccount, Fidelity - VIP II Contrafund(R) Subaccount, Fidelity - VIP III Growth Opportunities Subaccount, Fidelity - VIP III Mid Cap Subaccount, WRL Alger Aggressive Growth Subaccount, WRL Goldman Sachs Growth Subaccount, WRL Janus Global Subaccount, WRL NWQ Value Equity Subaccount, WRL Pilgrim Baxter Mid Cap Growth Subaccount, WRL Salomon All Cap Subaccount, WRL T. Rowe Price Dividend Growth Subaccount, and WRL T. Rowe Price Small Cap Subaccount had not commenced operations as of December 31, 1999, therefore, comparable information is not available.

(/5/)The Growth Portfolio of the Transamerica Variable Insurance Fund, Inc., is the successor to Separate Account Fund C of Transamerica Occidental Life Insurance Company, a management investment company funding variable annuities, through a reorganization on November 1, 1996. Accordingly, the performance data for the Transamerica VIF Growth Portfolio include performance of its predecessor.

(/6/)Returns prior to January 12, 2000 for the portfolios are based on historical returns for Initial Class Shares.

The figures for the "five year" and "from inception" periods in the above tables reflect waiver of advisory fees and reimbursement of other expenses for all portfolios except the T. Rowe Price Equity Income Portfolio and the T. Rowe Price Growth Stock Portfolio. In the absence of such waivers, the average annual total return figures above from the five year and from inception periods would have been lower.

                          HISTORICAL PERFORMANCE DATA

       THE TARGET STRATEGIES AND THE DOW JONES INDUSTRIAL AVERAGE SM

The total return for each target series subaccount will also reflect the managers fee and other operating expenses.

Target Strategies - Performance Data

Certain aspects of the investment strategies can be demonstrated using historical data.

The following table contains three columns that show the performance of:

    Column One:the Ten Highest Dividend Yielding Stocks Strategy for the
       DJIA;

    Column Two:  Five Lowest Priced Stocks of the Ten Highest Dividend
                 Yielding Stocks Strategies in the DJIA; and

    Column Three:the performance of the DJIA.

The returns shown in the following table and graphs are not guarantees of future performance and should not be used as predictors of returns to be expected in connection with a target series subaccount. Both stock prices (which may appreciate or depreciate) and dividends (which may be increased, reduced or eliminated) will affect the returns. Each strategy under-performed its respective index in certain years. Accordingly, there can be no assurance that a target series subaccount will outperform its respective index over the life of a target series subaccount or over consecutive rollover periods, if available.

An investor in a target series subaccount would not necessarily realize as high a total return on an investment in the stocks upon which the hypothetical returns are based for the following reasons: the total return figures shown do not reflect brokerage commissions, target series subaccount expenses or taxes; the target series subaccounts are established at different times of the year; and the target series subaccounts may not be fully invested at all times or equally weighted in all stocks comprising a strategy. If any charges (eg., brokerage commissions, management fees) were reflected in the hypothetical returns, the returns would be lower than those presented here.

                        COMPARISON OF TOTAL RETURN(/2/)
--------------------------------------------------------------------------------

                                       Strategy Total Returns
                                  --------------------------------
                                  10 Highest    5 Lowest Priced
                                   Dividend    of the 10 Highest       Index
                                   Yielding         Dividend       Total Returns
Year                              Stocks(/1/) Yielding Stocks(/1/)     DJIA
--------------------------------------------------------------------------------
1975.............................   56.10%           64.77%           44.46%
1976.............................   35.18%           40.96%           22.80%
1977.............................   (1.95%)          5.49%           (12.91%)
1978.............................    0.03%           1.23%             2.66%
1979.............................   13.01%           9.84%            10.60%
1980.............................   27.90%           41.69%           21.90%
1981.............................    7.46%           3.19%            (3.61%)
1982.............................   27.12%           43.37%           26.85%
1983.............................   39.07%           36.38%           25.82%
1984.............................    6.22%           11.12%            1.29%
1985.............................   29.54%           38.34%           33.28%
1986.............................   35.63%           30.89%           27.00%
1987.............................    5.59%           10.69%            5.66%
1988.............................   24.57%           21.47%           16.03%
1989.............................   26.97%           10.55%           32.09%
1990.............................   (7.82%)         (15.74%)          (0.73%)
1991.............................   34.20%           62.03%           24.19%
1992.............................    7.69%           22.90%            7.39%
1993.............................   27.08%           34.01%           16.87%
1994.............................    4.21%           8.27%             5.03%
1995.............................   36.85%           30.50%           36.67%
1996.............................   28.35%           26.20%           28.71%
1997.............................   21.68%           19.97%           24.82%
1998.............................   10.59%           12.36%           18.03%
1999.............................    5.06%          (7.28%)           27.06%
--------------------------------------------------------------------------------

(/1/)The Ten Highest Dividend Yielding Stocks and the Five Lowest Priced Stocks of the Ten Highest Dividend Yielding Stocks in the DJIA for any given period were selected by ranking the dividend yields for each of the stocks in the index, as of the beginning of the period, and dividing by the stock's market value on the first trading day on the exchange where that stock principally trades in the given period.

(/2/)Total Return represents the sum of the percentage change in market value of each group of stocks between the first trading day of a period and the total dividends paid on each group of stocks during the period divided by the opening market value of each group of stocks as of the first trading day of a period. Total Return does not take into consideration any sales charges, commissions, expenses or taxes. Total Return dividends are reinvested semi-annually and all returns are stated in terms of the United States dollar. Based on the year-by-year returns contained in the table, over the twenty-five years listed above, the Ten Highest Dividend Yielding Stocks in the DJIA achieved an average annual total return of 19.01%, while the Five Lowest Priced Stocks of the Ten Highest Dividend Yielding Stocks in the DJIA achieved an average annual total return of 20.97%. In addition, over this period, the individual strategies achieved a greater average annual total return than that of the DJIA, which was 16.83%. Although each target series subaccount seeks to achieve a better performance than the index as a whole, there can be no assurance that a target series subaccount will achieve a better performance.

The performance shown for the strategies does not guarantee future success, nor should it be used as a predictor of returns. The DowSM Target 5 strategy and The DowSM Target 10 strategy under-performed the DJIA in 8 and 10, respectively, of the 25 years shown. There can be no assurance that the strategies will outperform a given index over any time period, or that they will have positive results. They have the potential for loss.

The results of the strategies do not represent actual investment advice of First Trust Advisors L.P. or any actual trading using client assets. They were achieved by the retroactive application of a model designed with the benefit of hindsight and should not be considered indicative of the competence or skill of First Trust Advisors L.P. In addition, the strategy results do not reflect the impact material, economic, and market factors might have had on First Trust Advisors L.P.'s decision making, if First Trust Advisors L.P. had actually managed client money during the period indicated.

First Trust Advisors L.P. advisory services, though currently offered for the strategies, were not offered during the entire 25 year period since First Trust Advisors L.P. was founded in 1991, and began supervising unit investment trusts invested in the strategies in 1994. First Trust Advisors L.P.'s investment advisory clients have received results different from that set forth above.

Past Performance of the DJIA

                                  [GRAPH]
                           [PLOT POINTS TO COME]

The chart above represents past performance of the DJIA, the Ten Highest Dividend Yielding DJIA Stocks and the Five Lowest Priced Stocks of the Ten Highest Yielding DJIA Stocks (but not The Dow SM Target 10 Subaccount or The DowSM Target 5 Subaccount) from January 1, 1975 through December 31, 1999 and should not be considered indicative of future results. Further, these results are hypothetical. The chart assumes that all dividends during a year are reinvested semi-annually and does not reflect sales charges, commissions, expenses or taxes. There can be no assurance that either The DowSM Target 10 Subaccount or The DowSM Target 5 Subaccount will outperform the DJIA.

Investors should not rely on the preceding financial information as an indication of the past or future performance of the target series subaccounts.

Standardized Performance Data

PFL may advertise historical total returns for the target series subaccounts. These figures will be calculated according to standardized methods prescribed by the SEC. They will be based on historical earnings and are not intended to indicate future performance.

The total return calculations for a target series subaccount do not reflect the effect of any premium taxes that may be applicable to a particular policy. To the extent that any or all of a premium tax is applicable to a particular policy, the total return of that policy will be reduced. For additional information regarding total returns calculated using the standard formats briefly summarized above, please refer to the SAI.

Based on the method of calculation described in the SAI, the average annual total returns for periods from inception of the subaccounts to December 31, 1999, and for the one year period ended December 31,

1999 are shown in Table 1 below. Total returns shown reflect deductions for the mortality and expense risk fee, the distribution financing charge and the administrative charges. The total return for each target series subaccount will also reflect the manager's fee and other operating expenses. Performance figures may reflect the 1.25% mortality and expense risk fee for the 5% Annually Compounding and Double Enhanced Death Benefits, or the 1.10% mortality and expense risk fee for the Return of Premium Death Benefit. Table 1 reflects the rider charge for the optional family income protector.


                                    TABLE 1

                 Standardized Average Annual Total Returns
--------------------------------------------------------------------------------
     5% Annually Compounding Death Benefit or Double Enhanced Death Benefit
               (Total Mutual Fund Account Annual Expenses: 1.65%)
--------------------------------------------------------------------------------

                             1 Year    5 Year  Inception of the
                             Ended     Ended      Subaccount      Subaccount
Subaccount                  12/31/99  12/31/99   To 12/31/99    Inception Date
-------------------------------------------------------------------------------
The Dow SM Target 10
 (January Series).........    N/A       N/A         (1.82%)     January 4, 1999
The Dow SM Target 5
 (January Series).........    N/A       N/A         (9.10%)     January 4, 1999
The Dow SM Target 10 (July
 Series)..................   (2.39%)    N/A          0.58%       July 1, 1998
The Dow SM Target 5 (July
 Series)..................   (14.26%)   N/A         (2.62%)      July 1, 1998
-------------------------------------------------------------------------------

                        Return of Premium Death Benefit
               (Total Mutual Fund Account Annual Expenses: 1.50%)
-------------------------------------------------------------------------------
                             1 Year    5 Year  Inception of the
                             Ended     Ended      Subaccount      Subaccount
Subaccount                  12/31/99  12/31/99   To 12/31/99    Inception Date
-------------------------------------------------------------------------------
The Dow SM Target 10
 (January Series).........    N/A       N/A         (1.67%)     January 4, 1999
The Dow SM Target 5
 (January Series).........    N/A       N/A         (8.97%)     January 4, 1999
The Dow SM Target 10 (July
 Series)..................   (2.25%)    N/A          0.73%       July 1, 1998
The Dow SM Target 5 (July
 Series)..................   (14.13%)   N/A         (2.48%)      July 1, 1998
-------------------------------------------------------------------------------

Non-Standardized Performance Data

PFL may also advertise or disclose average annual total return or other performance data in non-standard formats for a target series subaccount. The non-standardized performance data may make other assumptions such as the amount invested in a target series subaccount, differences in time periods to be shown, or the effect of partial withdrawals or annuity payments and may also make other assumptions.

All non-standardized performance data will be advertised only if the standardized performance data is also disclosed. For additional information regarding the calculation of other performance data, please refer to the SAI.

                                   APPENDIX C

                               POLICY VARIATIONS

The dates shown below are the approximate first issue dates of the various versions of the Policy. These dates will vary by state in many cases. This Appendix describes certain of the more significant differences in features of the various versions of the Policy. There may be additional variations. Please see your actual policy and any attachments for determining your specific coverage.

  Policy Form/Endorsement.............................  Approximate First Issue Date
  AV212 101 75 1292 (Policy Form).....................  May 1993
  V829 & S831 (replacement pages for 1.65 M&E)........  January 1994
  AE872 395 (endorsement).............................  May 1995
  AV265 101 89 396 (Policy Form)......................  June 1996
  AE900 396 (endorsement).............................  June 1996
  AV339 101 101 497 (Policy Form).....................  July 1997
  AE957 497 (endorsement).............................  July 1997
  AV400 101 107 1197 (Policy Form)....................  May 1998
------------------------------------------------------------------------------------

  Product Feature        AV212 101 75 1292   AV212 101 75 1292,  AV265 101 89 396    AV339 101 101 497   AV400 101 107 198
                                             V829 and S831       and AE900 396       and AE957 497       with
                                                                                                         AE957 497
  Excess Interest        N/A                 N/A                 Yes                 Yes                 Yes
  Adjustment

  Guaranteed Minimum     Total Premiums      Total Premiums      5% Annually         5% Annually         5% Annually
  Death Benefit          Paid, less any      Paid, less any      Compounding (Option Compounding (Option Compounding (Option
  Option(s)              partial withdrawals partial withdrawals A) or Annual Step-  A) or Annual Step-  A), Double Enhanced
                         made before death,  made before death,  Up (Option B).      Up (Option B), or   (Option B), or
                         accumulated at 5%   accumulated at 5%   Option A is only    Return of Premium   Return of Premium
                         to the date we      to the date we      available if Owner  (Option C). Option  (Option C). Option
                         receive due proof   receive due proof   and Annuitant are   A is only available A is only available
                         of death or the     of death or the     both under age 75.  if Owner and        if Owner and
                         Policy Value on the Policy Value on the                     Annuitant are both  Annuitant are both
                         date we receive due date we receive due                     under age 75.       under age 75.
                         proof of death,     proof of death,                         Option B is only    Option B is only
                         which ever is       which ever is                           available if Owner  available if Owner
                         greater.            greater.                                and Annuitant are   and Annuitant are
                                                                                     under age 81.       under age 81.

  Guaranteed Period      N/A                 N/A                 1, 3 and 5 year     1, 3, and 5 year    1, 3, and 5 year
  Options (available in                                          Guaranteed Periods  Guaranteed Periods  Guaranteed Periods
  the Fixed Account)                                             available.          available.          available.

  Minimum effective      N/A                 N/A                 3%                  3%                  3%
  annual interest rate
  applicable to the
  fixed account

  Asset Rebalancing      N/A                 N/A                 Yes                 Yes                 Yes

  Death Proceeds         Greater of 1) the   Greater of 1) the   Greatest of (a)     Greatest of (a)     Greatest of (a)
                         Policy Value on the Policy Value on the Policy Value, (b)   Policy Value, (b)   Policy Value, (b)
                         date we receive due date we receive due Cash Value, and (c) Cash Value, and (c) Cash Value, and (c)
                         proof of death, or  proof of death, or  Guaranteed Minimum  Guaranteed Minimum  Guaranteed Minimum
                         2) the total        2) the total        Death Benefit.      Death Benefit.      Death Benefit.
                         premiums paid for   premiums paid for
                         this policy, less   this policy, less
                         any partial         any partial
                         withdrawals made    withdrawals made
                         before death,       before death,
                         accumulated at 5%   accumulated at 5%
                         interest per annum  interest per annum
                         to the date we      to the date we
                         receive due proof   receive due proof
                         of death.           of death.

  Distribution           N/A                 Applicable          Applicable          Applicable          Applicable
  Financing Charge

  Is Mortality &         No                  No                  No                  No                  Yes 1.10% plus
  Expense Risk Fee and                                                                                   Administrative
  Administrative Charge                                                                                  Charge, regardless
  different after the                                                                                    of death benefit
  Annuity Commencement                                                                                   chosen prior to the
  Date?                                                                                                  Annuity
                                                                                                         Commencement Date.
  Dollar Cost Averaging  N/A                 N/A                 Yes                 Yes                 Yes
  Fixed Account Option

  Service Charge         $35 assessed on     $35 assessed on     $35 assessed on     $35 assessed either $35 assessed either
                         each Policy         each Policy         each Policy         on a Policy         on a Policy
                         Anniversary.        Anniversary.        Anniversary; waived Anniversary or on   Anniversary or on
                                                                 if Sum of Premium   Surrender; waived   Surrender; waived
                                                                 Payments less       if sum of Premium   if sum of Premium
                                                                 partial withdrawals Payments less       Payments less
                                                                 is at least $50,000 partial withdrawals partial withdrawals
                                                                 on the Policy       or the Policy Value or the Policy Value
                                                                 Anniversary. Not    is at least $50,000 is at least $50,000
                                                                 deducted from the   on the Policy       on the Policy
                                                                 Fixed Account.      Anniversary or at   Anniversary or at
                                                                                     the time of         the time of
                                                                                     Surrender. The      Surrender. The
                                                                                     Service Charge is   Service Charge is
                                                                                     deducted pro-rata   deducted pro-rata
                                                                                     from the Investment from the Investment
                                                                                     Options.            Options.

  Nursing Care and       N/A                 N/A                 Yes                 Yes                 Yes
  Terminal Condition
  Withdrawal Option

--------------------------------------------------------------------------------

                      STATEMENT OF ADDITIONAL INFORMATION

                     THE ENDEAVOR PLATINUM VARIABLE ANNUITY

                                 Issued through

                     PFL ENDEAVOR VA SEPARATE ACCOUNT

                                      and

                          PFL ENDEAVOR TARGET ACCOUNT

                                   Offered by

                           PFL LIFE INSURANCE COMPANY

                            4333 Edgewood Road, N.E.
                         Cedar Rapids, Iowa 52499-0001

This statement of additional information expands upon subjects discussed in the current prospectus for the Endeavor Platinum Variable Annuity offered by PFL Life Insurance Company. You may obtain a copy of the prospectus dated May 1, 2000 by calling 1-800-525-6205, or by writing to the Administrative and Service Office, Financial Markets Division--Variable Annuity Dept., 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001. Terms used in the current prospectus for the policy are incorporated in this statement of additional information.

This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.

Dated: May 1, 2000

                               TABLE OF CONTENTS

                                                                            Page
                                                                            ----
GLOSSARY OF TERMS..........................................................   4
THE POLICY--GENERAL PROVISIONS.............................................   7
  Owner....................................................................   7
  Entire Policy............................................................   7
  Misstatement of Age or Sex...............................................   8
  Addition, Deletion or Substitution of Investments........................   8
  Excess Interest Adjustment...............................................   9
  Reallocation of Policy Values After the Annuity Commencement Date........  13
  Annuity Payment Options..................................................  13
  Death Benefit............................................................  14
  Death of Owner...........................................................  16
  Assignment...............................................................  17
  Evidence of Survival.....................................................  17
  Non-Participating........................................................  17
  Amendments...............................................................  17
  Employee and Agent Purchases.............................................  17
CERTAIN FEDERAL INCOME TAX CONSEQUENCES....................................  17
  Tax Status of the Policy.................................................  18
  Taxation of PFL..........................................................  21
INVESTMENT EXPERIENCE......................................................  21
  Accumulation Units.......................................................  21
  Annuity Unit Value and Annuity Payment Rates.............................  23
FAMILY INCOME PROTECTOR--ADDITIONAL INFORMATION............................  25
HISTORICAL PERFORMANCE DATA................................................  28
  Money Market Yields......................................................  28
  Other Subaccount Yields..................................................  29
  Total Returns............................................................  30
  Other Performance Data...................................................  30
  Adjusted Historical Performance Data--The Mutual Fund Account............  31
THE TARGET ACCOUNT.........................................................  31
  What is the Investment Strategy?.........................................  31
  Determination of Unit Value; Valuation of Securities.....................  32
  The Board of Managers....................................................  33
  The Investment Advisory Services.........................................  36
  The Manager..............................................................  37
  Operating Expenses.......................................................  37
  Transfer Agent and Custodian.............................................  38
  Brokerage Allocation.....................................................  38
  Investment Restrictions..................................................  38
  Fundamental Policies.....................................................  38
  Operating Policies.......................................................  39
  Options and Futures Strategies...........................................  39
  Securities Lending.......................................................  41
  Tax Limitation...........................................................  42
PUBLISHED RATINGS..........................................................  42
STATE REGULATION OF PFL....................................................  43
ADMINISTRATION.............................................................  43
RECORDS AND REPORTS........................................................  43
DISTRIBUTION OF THE POLICIES...............................................  43

                                                                            Page
                                                                            ----
VOTING RIGHTS..............................................................  44
  The Mutual Fund Account..................................................  44
  The Target Account.......................................................  44
OTHER PRODUCTS.............................................................  45
CUSTODY OF ASSETS..........................................................  45
LEGAL MATTERS..............................................................  46
INDEPENDENT AUDITORS.......................................................  46
OTHER INFORMATION..........................................................  46
FINANCIAL STATEMENTS.......................................................  46

                               GLOSSARY OF TERMS

Accumulation Unit--An accounting unit of measure used in calculating the policy value in the mutual fund account and the target account before the annuity commencement date.

Adjusted Policy Value--An amount equal to the policy value increased or decreased by any excess interest adjustments.

Administrative and Service Office--Financial Markets Division--Variable Annuity Dept., PFL Life Insurance Company, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Annual Stock Selection Date--The last business day of a specified 12-month period.

Annuitant--The person during whose life any annuity payments involving life contingencies will continue.

Annuity Commencement Date--The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month starting after the annuitant attains age 85, except as expressly allowed by PFL. In no event will this date be later than the last day of the month following the month in which the annuitant attains age 95.

Annuity Payment Option--A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit--An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Application--A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Beneficiary--The person who has the right to the death benefit set forth in the policy.

Business Day--A day when the New York Stock Exchange is open for business.

Cash Value--The policy value increased or decreased by an excess interest adjustment, less the annual service charge, and less any applicable premium taxes and family income protector rider fee.

Code--The Internal Revenue Code of 1986, as amended.

DJIA--The Dow Jones Industrial Average SM. Thirty stocks chosen by the editors of The Wall Street Journal as representative of the broad market and of American industry.

Excess Interest Adjustment--A positive or negative adjustment to amounts withdrawn upon partial withdrawals or full surrenders or transfers, or to amounts applied to annuity payment options, from the guaranteed period options. The adjustment reflects changes in the interest rates declared by PFL since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account--One or more investment choices under the policy that are part of PFL's general assets and which are not in the separate accounts.

Guaranteed Period Options--The various guaranteed interest rate periods of the fixed account, which PFL may offer, into which premiums may be paid or amounts may be transferred.

Initial Stock Selection Date--The date is June 30, 1998 for the July Series. The date is December 31, 1998 for the January Series.

Mutual Fund Account--PFL Endeavor VA Separate Account, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"), to which premium payments under the policies may be allocated.

Mutual Fund Subaccount--A subdivision within the mutual fund account, the assets of which are invested in a specified portfolio of the underlying funds.

Nonqualified Policy--A policy other than a qualified policy.

Owner--The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner or a successor owner in the application.

Policy Value--On or before the annuity commencement date, the policy value is equal to the owner's:

 . premium payments; minus
 . partial withdrawals (including any applicable excess interest adjustments on such withdrawals); plus

 . interest credited in the fixed account; plus or minus
 . accumulated gains or losses in the mutual fund account and the target account; minus

 . service charges, premium taxes, rider fees and transfer fees, if any.

Policy Year--A policy year begins on the date in which the policy becomes effective and on each policy anniversary thereof.

Premium Payment--An amount paid to PFL by the owner or on the owner's behalf as consideration for the benefits provided by the policy.

Qualified Policy--A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Service Charge--An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses. This annual charge is $35, but will not exceed 2% of the policy value.

Successor Owner--A person appointed by the owner to succeed to ownership of the policy in the event of the death of the owner who is not the annuitant before the annuity commencement date.

Target Account--A separate account established and registered as a management investment company under the 1940 Act, to which premium payments under the policies may be allocated.

Target Series Subaccount--A subdivision within the target account, the assets of which are invested in common stocks selected according to a specified investment strategy, with a specified stock selection date.

Valuation Period--The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.

Variable Annuity Payments--Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the mutual fund account or the target account.

Written Notice or Written Request--Written notice, signed by the owner, that gives PFL the information it requires and is received at the administrative and service office. For some transactions, PFL may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements PFL establishes for such notices.

In order to supplement the description in the prospectus, the following provides additional information about PFL and the policy, which may be of interest to you.

                         THE POLICY--GENERAL PROVISIONS

Owner

The policy shall belong to the owner, upon issuance of the policy after completion of an application and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with PFL's consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of your spouse in a community or marital property state.

Unless PFL has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

A successor owner can be named in the application, information provided in lieu thereof, or in a written notice. The successor owner will become the new owner upon your death, if you predecease the annuitant. If no successor owner survives you and you predecease the annuitant, your estate will become the owner.

Note carefully. If the owner does not name a contingent owner, the owner's estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, unless PFL has received written notice of the trust as a successor owner signed prior to the owner's death, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy if no contingent owner is named in a written notice received by PFL.

The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have adverse tax consequences.

When there is a change of owner or successor owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment PFL has made or action PFL has taken before recording the change. Changing the owner or naming a new successor owner cancels any prior choice of successor owner, but does not change the designation of the beneficiary or the annuitant.

If ownership is transferred (except to the owner's spouse) because the owner dies before the annuitant, the cash value generally must be distributed to the successor owner within five years of the owner's death, or payments must be made for a period certain or for the successor owner's lifetime so long as any period certain does not exceed that successor owner's life expectancy, if the first payment begins within one year of your death.

Entire Policy

The policy, any endorsements thereon, and the application or information provided in lieu thereof, constitute the entire contract between PFL and the owner. All statements in the application are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the application or information provided in lieu thereof.

Misstatement of Age or Sex

If the age or sex of the annuitant or owner has been misstated, PFL will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by PFL shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by PFL due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to PFL.

Addition, Deletion, or Substitution of Investments

PFL cannot and does not guarantee that any of the mutual fund subaccounts or target series subaccounts will always be available for premium payments, allocations, or transfers. PFL retains the right, subject to any applicable law, to make certain changes in the mutual fund account and its investments. PFL reserves the right to eliminate the shares of any portfolio held by a mutual fund subaccout and to substitute shares of another portfolio of the underlying funds, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in PFL's judgment, investment in any portfolio would be inappropriate in view of the purposes of the mutual fund account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a mutual fund subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission ("SEC"). PFL retains the right, subject to any applicable law, to make certain changes in the target account and its investments. PFL reserves the right to eliminate a target series subaccount if, in PFL's judgment, investment in any target series subaccount would be inappropriate in view of the purposes of the policy or for any other reason. Nothing contained herein shall prevent the mutual fund account from purchasing other securities for other series or classes of variable annuity policies, or from effecting an exchange between series or classes of variable annuity policies on the basis of your requests.

New subaccounts may be established when, in the sole discretion of PFL, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by PFL. Each additional subaccount will purchase shares in a mutual fund portfolio, other investment vehicle, or, in the case of the target account, in shares of common stock. PFL may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, PFL will notify you and request a reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by you, PFL will reinvest the amounts in the subaccount that invests in the Endeavor Money Market Portfolio (or in a similar portfolio of money market instruments), in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, PFL may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the mutual fund account may be (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required or (iii) combined with one or more other mutual fund accounts, and the target account may be (i) operated in any form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required or (iii) combined with one or more other mutual fund accounts. To the extent permitted by applicable law, PFL also may transfer the assets of the mutual fund account or the target account associated with the policies to another account or accounts.

Excess Interest Adjustment

Money that you withdraw from, transfer out of, or apply to an annuity payment option from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a withdrawal, if interest rates set by PFL have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.

Excess interest adjustments will not reduce the cash value for a guaranteed period option below the premium payments and transfers to that guaranteed period option, less any prior partial withdrawals and transfers from the guaranteed period option, plus interest at the policy's minimum guaranteed effective annual interest rate of 3%. This is referred to as the excess interest adjustment floor.

The formula that will be used to determine the excess interest adjustment is:

                               S* (G - C)* (M/12)

S = Gross amount being withdrawn that is subject to the excess interest adjustment

G = Guaranteed interest rate in effect for the policy

C = Current guaranteed interest rate then being offered on new premiums for the next longer option period than "M". If this policy form or such an option period is no longer offered, "C" will be the U.S. Treasury rate for the next longer maturity (in whole years) than "M" on the 25th day of the previous calendar month, plus up to 2%.

M = Number of months remaining in the current option period, rounded up to the next higher whole number of months.

* = multiplication

/\= exponentiation

               Example 1 (Full Surrender, rates increase by 3%):

  Single premium:                             $50,000
-----------------------------------------------------------------------------------------
  Guarantee period:                           5 Years
-----------------------------------------------------------------------------------------
  Guarantee rate:                             5.50% per annum
-----------------------------------------------------------------------------------------
  Surrender:                                  middle of contract year 3
-----------------------------------------------------------------------------------------
  Policy value at middle of contract year 3   = 50,000* (1.055)/\ 2.5 = 57,161.18
-----------------------------------------------------------------------------------------
  Adjustment free amount at middle of
  contract year 3                             = 57,161.18* .10 = 5,716.12
-----------------------------------------------------------------------------------------
  Amount subject to excess interest           = 57,161.18 - 5,716.12 = 51,445.06
  adjustment
-----------------------------------------------------------------------------------------
  Excess interest adjustment floor            = 50,000* (1.03)/\ 2.5 = 53,834.80
-----------------------------------------------------------------------------------------
  Excess interest adjustment
  G = .055
  C = .085
  M = 30
-----------------------------------------------------------------------------------------
  Excess interest adjustment                  = S* (G-C)* (M/12)
-----------------------------------------------------------------------------------------
                                              = 51,445.06* (.055-.085)* (30/12)
-----------------------------------------------------------------------------------------
                                              = - 3,858.38, but excess interest
                                              adjustment cannot cause the adjusted policy
                                              value to fall below the excess interest
                                              adjustment floor, so the adjustment is
                                              limited to 53,834.80
                                              - 57,161.18 = - 3,326.38
-----------------------------------------------------------------------------------------
  Adjusted policy value                       = net surrender value
-----------------------------------------------------------------------------------------
                                              = policy value + excess interest adjustment
                                              = 57,161.18 + (- 3,326.38)
-----------------------------------------------------------------------------------------
                                              = 53,834.80

                  Example 2 (Surrender, rates decrease by 1%):

  Single premium:                             $50,000
---------------------------------------------------------------------------------
  Guarantee period:                           5 Years
---------------------------------------------------------------------------------
  Guarantee rate:                             5.50% per annum
---------------------------------------------------------------------------------
  Surrender:                                  middle of contract year 3
---------------------------------------------------------------------------------
  Policy value at middle of contract year 3   = 50,000* (1.055)/\ 2.5 = 57,161.18
---------------------------------------------------------------------------------
  Adjustment free amount at middle of
  contract year 3                             = 57,161.18* .10 = 5,716.12
---------------------------------------------------------------------------------
  Amount subject to excess interest           = 57,161.18 - 5,716.12 = 51,445.06
  adjustment
---------------------------------------------------------------------------------
  Excess interest adjustment floor            = 50,000* (1.03)/\ 2.5 = 53,834.80
---------------------------------------------------------------------------------
  Excess interest adjustment
  G = .055
  C = .045
  M = 30
---------------------------------------------------------------------------------
  Excess interest adjustment                  = S* (G - C)* (M/12)
---------------------------------------------------------------------------------
                                              = 51,445.06* (.055 - .045)* (30/12)
---------------------------------------------------------------------------------
                                              = 1,286.13
---------------------------------------------------------------------------------
  Adjusted policy value                       = net surrender value
---------------------------------------------------------------------------------
                                              = 57,161.18 + 1,286.13 = 58,447.31

On a partial withdrawal, PFL will pay the policyholder the full amount of withdrawal requested (as long as the annuity purchase value is sufficient). Amounts withdrawn will reduce the policy value by an amount equal to:

                                     R - E

where:
R=the requested partial withdrawal

E=the excess interest adjustment

             Example 3 (partial withdrawal, rates increase by 1%):

  Single premium:                             $50,000
---------------------------------------------------------------------------------
  Guarantee period:                           5 Years
---------------------------------------------------------------------------------
  Guarantee rate:                             5.50% per annum
---------------------------------------------------------------------------------
  Partial withdrawal:                         $20,000; middle of contract year 3
---------------------------------------------------------------------------------
  Policy value at middle of contract year 3   = 50,000* (1.055)/\ 2.5 = 57,161.18
---------------------------------------------------------------------------------
  Adjustment free amount at middle of
  contract year 3                             = 57,161.18* .10 = 5,716.12
---------------------------------------------------------------------------------
  Excess interest adjustment
  S = 20,000 - 5,716.12 = 14,283.88
  G = .055
  C = .065
  M = 30
---------------------------------------------------------------------------------
  Excess interest adjustment                  = S* (G - C)* (M/12)
---------------------------------------------------------------------------------
                                              = 14,283.88* (.055 - .065)* (30/12)
---------------------------------------------------------------------------------
                                              = -357.10
---------------------------------------------------------------------------------
  Remaining policy value at middle of
  contract year 3                             = 57,161.18 - (R - E)
---------------------------------------------------------------------------------
                                              = 57,161.18 - (20,000 - (- 357.10))
---------------------------------------------------------------------------------
                                              = 36,804.08

             Example 4 (partial withdrawal, rates decrease by 1%):

  Single premium:                             $50,000
---------------------------------------------------------------------------------
  Guarantee period:                           5 Years
---------------------------------------------------------------------------------
  Guarantee rate:                             5.50% per annum
---------------------------------------------------------------------------------
  Partial surrender:                          $20,000; middle of contract year 3
---------------------------------------------------------------------------------
  Policy value at middle of contract year 3   = 50,000* (1.055) 2.5 = 57,161.18
---------------------------------------------------------------------------------
  Adjustment free amount at middle of
  contract year 3                             = 57,161.18* .10 = 5,716.12
---------------------------------------------------------------------------------
  Excess interest adjustment
  S = 20,000 - 5,716.12 = 14,283.88
  G = .055
  C = .045
  M = 30
---------------------------------------------------------------------------------
  Excess interest adjustment                  = 14,283.88* (.055 - .045)* (30/12)
---------------------------------------------------------------------------------
                                              = 357.10
---------------------------------------------------------------------------------
  Remaining policy value at middle of
  contract year 3                             = 57,161.18 - (R - E)
---------------------------------------------------------------------------------
                                              = 57,161.18 - (20,000 - 357.10)
---------------------------------------------------------------------------------
                                              = 37,518.28

Reallocation of Annuity Units After the Annuity Commencement Date

After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a mutual fund subaccount or of a target series subaccount then credited to a policy into an equal value of annuity units of one or more other mutual fund subaccounts or target series subaccounts. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in an account or subaccount after a reallocation is less than $10, PFL reserves the right to include the value of those annuity units as part of the transfer. The request must be in writing to PFL's administrative and service office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.

After the annuity commencement date, no transfers may be made from the fixed account to the mutual fund account or the target account.

Annuity Payment Options

During the lifetime of the annuitant and prior to the annuity commencement date, the owner may choose an annuity payment option or change the election, but written notice of any election or change of election must be received by PFL at its administrative and service office at least thirty (30) days prior to the annuity commencement date. If no election is made prior to the annuity commencement date, annuity payments will be made under (i) Payment Option 3, life income with level payments for 10 years certain, using the existing adjusted policy value of the fixed account, or (ii) under Payment Option 3, life income with variable payments for 10 years certain using the existing policy value of the mutual fund account or the target account, or (iii) in a combination of (i) and (ii).

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount PFL has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells PFL in writing and PFL agrees.

Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The tables are based on a 5% effective annual Assumed Investment Return and the "1983 Table a" (male, female, and unisex if required by law) mortality table with projection using projection Scale G factors, assuming a maturity date in the year 2000. ("The 1983 Table a" mortality rates are adjusted based on improvements in mortality since 1983 to more appropriately reflect increased longevity. This is accomplished using a set of improvement factors referred to as projection scale G.) The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the mutual fund account or the target account selected by the annuitant or beneficiary.

Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. The adjusted age is the annuitant's actual age nearest birthday, on the annuity commencement date, adjusted as follows:

         Annuity Commencement Date   Adjusted Age
         -------------------------   --------------------
         Before 2001                 Actual Age
         2001-2010                   Actual Age minus 1
         2011-2020                   Actual Age minus 2
         2021-2030                   Actual Age minus 3
         2031-2040                   Actual Age minus 4
         After 2040                  As determined by PFL

This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units that are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, and is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.

Death Benefit

Adjusted Partial Withdrawal. The amount of your guaranteed minimum death benefit is reduced due to a partial withdrawal called the adjusted partial withdrawal. The reduction amount depends on the relationship between your guaranteed minimum death benefit and policy value. The adjusted partial withdrawal is (1) multiplied by (2), where:

  (1) is the gross partial withdrawal, where the gross partial withdrawal = requested partial withdrawal minus excess interest adjustment; and

  (2) is the adjustment factor, which = current death benefit prior to the withdrawal divided by the current policy value prior to the withdrawal.

The following examples describe the effect of a withdrawal on the guaranteed minimum death benefit and policy value.

                                   EXAMPLE 1

                          (Assumed Facts for Example)
--------------------------------------------------------------------------------

  $75,000 current guaranteed minimum death benefit before withdrawal
------------------------------------------------------------------------------
  $50,000 current policy value before withdrawal
------------------------------------------------------------------------------
  $75,000 current death benefit (larger of policy value and guaranteed minimum death benefit)
------------------------------------------------------------------------------
  $15,000 requested withdrawal
------------------------------------------------------------------------------
  $ 5,000 Excess interest adjustment-free amount (assumes 10% penalty free withdrawal is available)
------------------------------------------------------------------------------
  $   100 excess interest adjustment (assumes interest rates have decreased since initial guarantee)
------------------------------------------------------------------------------
  $14,900 reduction in policy value = 15000 - 100
------------------------------------------------------------------------------
  $22,350 adjusted partial withdrawal = 14,900 * (75,000/50,000)
------------------------------------------------------------------------------
  $52,650 new guaranteed minimum death benefit (after withdrawal) = 75,000 -
           22,350
------------------------------------------------------------------------------
  $35,100 new policy value (after withdrawal) = 50,000 - 14,900

Summary:
--------
Reduction in guaranteed minimum death benefit  = $22,350
Reduction in policy value                      = $14,900

Note, guaranteed minimum death benefit is reduced more than the policy value since the guaranteed minimum death benefit was greater than the policy value just prior to the withdrawal.

                                   EXAMPLE 2

                          (Assumed Facts for Example)
--------------------------------------------------------------------------------

  $50,000 current guaranteed minimum death benefit before withdrawal
------------------------------------------------------------------------------
  $75,000 current policy value before withdrawal
------------------------------------------------------------------------------
  $75,000 current death benefit (larger of policy value and guaranteed minimum death benefit)
------------------------------------------------------------------------------
  $15,000 requested withdrawal
------------------------------------------------------------------------------
  $ 7,550 excess interest adjustment-free amount (assumes 10% penalty free withdrawal is available)
------------------------------------------------------------------------------
  $  -100 excess interest adjustment (assumes interest rates have increased since initial guarantee)
------------------------------------------------------------------------------
  $15,100 reduction in policy value = $15,000 - (- 100) = 15,000 + 100
------------------------------------------------------------------------------
  $15,100 adjusted partial withdrawal = $15,100 * (75,000/75,000)
------------------------------------------------------------------------------
  $34,900 new guaranteed minimum death benefit (after withdrawal) = 50,000 -
           15,100
------------------------------------------------------------------------------
  $59,900 new policy value (after withdrawal) = 75,000 - 15,100

Summary:
--------
Reduction in guaranteed minimum death benefit  = $15,100
Reduction in policy value                      = $15,100

Note, guaranteed minimum death benefit and policy value are reduced by the same amount since the policy value was higher than the guaranteed minimum death benefit just prior to the withdrawal.

Due proof of death of the annuitant is proof that the annuitant who is the owner died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to PFL will constitute due proof of death. Upon receipt of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as PFL has sufficient information about the beneficiary to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

If the annuitant was the owner, and the beneficiary was not the annuitant's spouse, the death benefit must (1) be distributed within five years of the date of the deceased owner's death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner's death and must be made for the beneficiary's lifetime or for a period certain (so long as any period certain does not exceed the beneficiary's life expectancy). Death proceeds which are not paid to or for the benefit of a natural person must be distributed within five years of the date of the deceased owner's death. If the sole beneficiary is the deceased owner's surviving spouse, such spouse may elect to continue the policy as the new annuitant and owner instead of receiving the death benefit.

If the annuitant is not the owner, and the owner dies prior to the annuity commencement date, a successor owner may surrender the policy at any time for the amount of the adjusted policy value. If the successor owner is not the deceased owner's spouse, however, the adjusted policy value must be distributed: (1) within five years after the date of the deceased owner's death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner's death and must be made for the successor owner's lifetime or for a period certain (so long as any period certain does not exceed the successor owner's life expectancy).

Beneficiary. The beneficiary designation in the application will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to PFL. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by PFL. PFL will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally.

Death of Owner

Federal tax law requires that if any owner (including any joint owner or any successor owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary,
(2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See "Certain Federal Income Tax Consequences" for more information about these rules. Other rules may apply to qualified policies.

Assignment

During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on PFL until a copy has been filed at its administrative and service office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. PFL assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

Unless you so direct by filing written notice with PFL, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary's creditors.

Ownership under qualified policies is restricted to comply with the Code.

Evidence of Survival

PFL reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until PFL receives such evidence.

Non-Participating

The policy will not share in PFL's surplus earnings; no dividends will be paid.

Amendments

No change in the policy is valid unless made in writing by PFL and approved by one of PFL's officers. No registered representative has authority to change or waive any provision of the policy.

PFL reserves the right to amend the policies to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

Employee and Agent Purchases

The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their spouse or minor children, or by an officer, director, trustee or bona-fide full-time employee of PFL or its affiliated companies or their spouse or minor children. In such a case, PFL may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs PFL experiences on those purchases. The credit will be reported to the Internal Revenue Service as taxable income to the employee or registered representative. PFL may offer certain employer sponsored savings plans, in its discretion, reduced fees and charges including, but not limited to, the annual service charge, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which PFL is not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.

                    CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Code, as amended, proposed and final Treasury Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Policy

The following discussion is based on the assumption that the policy qualifies as an annuity contract for federal income tax purposes.

Distribution Requirements. The Code also requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner's date of death or be used to purchase an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the "designated beneficiary" as defined in Section 72(s) of the Code. However, if upon such owner's death prior to the annuity commencement date, such owner's surviving spouse becomes the sole new owner under the policy, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the designated beneficiary of an owner/annuitant and the successor owner is the designated beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

Withholding. The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified policies, "eligible rollover distributions" from Section 401(a) plans, Section 403(a) annuities, and Section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA. Different withholding requirements may apply in the case of non-United States persons.

Qualified Policies. The qualified policy is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan.

Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the policies comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.

PFL makes no attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must contain certain provisions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) the total premium payments for any calendar year may not exceed $2,000, except in the case of a rollover amount or contribution under Section 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv)
annuity payments or withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; and (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value. Policies intended to qualify as a traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

No part of the funds for an individual retirement account (including a Roth
IRA) or annuity should be invested in a life insurance contract, but the regulations thereunder allow such funds to be invested in an annuity contract that provides a death benefit that equals the greater of the premiums paid or the cash value for the contract. The policy provides an enhanced death benefit that could exceed the amount of such a permissible death benefit, but it is unclear to what extent such an enhanced death benefit could disqualify the policy as an IRA. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether an enhanced death benefit provision, such as the provision in the policy, comports with IRA qualification requirements.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distribution s attributable thereto. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $2,000. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000) or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under Section 403(b). Because the death benefit may exceed this limitation, employers using the policy in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, separation from service, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in an pension or profit sharing plan. Because the death benefit may exceed this limitation, employers using the policy in connection with such plans should consult their tax adviser.

Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political sub-divisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-government Section 457 plans, all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.

Non-natural Persons. Pursuant to Section 72(u) of the Code, an annuity contract held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess of (i) the sum of the policy value as of the close of the taxable year and all previous distributions under the policy over (ii) the sum of the premium payments paid for the taxable year and any prior taxable year and the amounts includable in gross income for any prior taxable year with respect to the policy. For these purposes, the policy value at year-end may have to be increased by any positive excess interest adjustment, which could result from a full surrender at such time. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and the owner should contact a competent tax adviser with respect to the potential tax consequences of an excess interest adjustment. Notwithstanding the preceding sentences in this paragraph, Section 72(u) of the Code does not apply to (i) a policy where the nominal owner is not a natural person but the beneficial owner of which is a natural person, (ii) a policy acquired by the estate of a decedent by reason of such decedent's death, (iii) a qualified policy (other than one qualified under Section 457) or (iv) a single-payment annuity where the annuity commencement date is no later than one year from the date of the single premium payment; instead, such policies are taxed as described above under the heading "Taxation of Annuities."

Taxation of PFL

PFL at present is taxed as a life insurance company under part I of Subchapter L of the Code. The mutual fund account and the target account are treated as part of PFL and, accordingly, will not be taxed separately as "regulated investment companies" under Subchapter M of the Code. PFL does not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the mutual fund account or the target account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the mutual fund account or the target account for federal income taxes. If, in future years, any federal income taxes are incurred by PFL with respect to the mutual fund account or the target account, PFL may make a charge to that account.

                             INVESTMENT EXPERIENCE

A "net investment factor" is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.

Accumulation Units

Allocations of a premium payment directed to a mutual fund or target series subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the mutual fund or target series subaccount by the accumulation unit value of the mutual fund or target series subaccount as of the end of the valuation period during which the allocation is made. For each mutual fund or target series subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying funds less any applicable charges or fees.

Upon allocation to the selected mutual fund subaccount or target series subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the administrative and service office or, in the case of the initial premium payment, when the application is completed, whichever is later. The value of an accumulation unit for each mutual fund subaccount was arbitrarily established at $1 and at $10 for each target series subaccount at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.

For the mutual fund account and the target account, an index, the net investment factor, which measures the investment performance of a subaccount during a valuation period is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.

The net investment factor for any mutual fund subaccount or target series subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

  (a) is the net result of:

    (1) the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus

    (2) the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus

    (3) a per share credit or charge for any taxes determined by PFL to have resulted during the valuation period from the investment operations of the subaccount;

  (b) is the net result of the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and

  (c) is the charge for mortality and expense risk during the valuation period, equal on an annual basis to 1.25% (for both the 5% Annually Compounding Death Benefit and the Double Enhanced Death Benefit) and 1.10% (for the Return of Premium Death Benefit) of the daily net asset value of the subaccount, plus the .15% administrative charge, plus the distribution financing charge of .25%. The distribution financing charge is assessed only during the first ten policy years and prior to the annuity commencement date.

                    Illustration of Mutual Fund Account and
              Target Account Accumulation Unit Value Calculations

       Formula and Illustration for Determining the Net Investment Factor

Net Investment Factor = (A + B - C) - E
                        ----------
                             D

 Where: A = The net asset value of an underlying fund share as of the end of the current valuation period.
            Assume..................................... A = $11.57
        B = The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
            Assume.......................................... B = 0
        C = The per share charge or credit for any taxes reserved for at the end of the current valuation period.
            Assume.......................................... C = 0
        D = The net asset value of an underlying fund share at the end of the immediately preceding valuation period.
            Assume..................................... D = $11.40
        E = The daily deduction for the mortality and expense risk fee, the administrative charge, and the distribution financing charge, which totals 1.65% on an annual basis for the first ten years and 1.40%
            thereafter. On a daily basis, E equals .0000448376 for the first ten years and .0000380909 thereafter.

Then, the net investment factor = (11.57 + 0 - 0) .0000448376 = Z = 1.0148674431
                                  ---------------
                                      (11.40)

for the first ten years, and (11.57 + 0 - 0) .0000380909 = 1.0148741898
thereafter.                  ---------------
                                  11.40


        Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value = A * B

 Where: A = The accumulation unit value for the immediately preceding valuation period.
            Assume...........................................  = $X
        B = The net investment factor for the current valuation period.
            Assume............................................  = Y

Then, the accumulation unit value = $X * Y = $Z

Annuity Unit Value And Annuity Payment Rates

For both the mutual fund account and the target account, the amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed interest rate of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the assumed rate. The value of a variable annuity unit in each subaccount was established at $1.00 on the date operations began for that subaccount. For the mutual fund account, the value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

  (a) is the variable annuity unit value on the immediately preceding business day;
  (b) is the net investment factor for the valuation period; and
  (c) is the investment result adjustment factor for the valuation period.

The investment result adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

For the target account, at the end of each valuation period, the annuity unit value is established by multiplying the value of an annuity unit determined at the end of the immediately preceding valuation period by the net investment factor for the current valuation period, and then multiplying that product by an investment result adjustment factor for the purpose of offsetting the effect of an assumed investment return of 5.0% per annum which is assumed in the annuity conversion rates for the contracts. The net investment factor includes a charge for mortality and expense risks, that is, the mortality and expense risk fee and administrative charge.

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates vary according to the annuity option elected and the sex and adjusted age of the annuitant at the annuity commencement date. The policy also contains a table for determining the adjusted age of the annuitant.

              Illustration of Calculations for Annuity Unit Value
                         and Variable Annuity Payments

          Formula and Illustration for Determining Annuity Unit Value

Annuity Unit Value = A * B * C

 Where: A = Annuity unit value for the immediately preceding valuation period.
            Assume........................................... = $X
        B = Net investment factor for the valuation period for which the annuity unit value is being calculated.
            Assume...........................................  = Y
        C = A factor to neutralize the assumed interest rate of 5% built into the annuity tables used.
            Assume...........................................  = Z

Then, the annuity unit value is:
                     $ X * Y * Z = $ Q

                    Formula and Illustration for Determining
                Amount of First Monthly Variable Annuity Payment

First monthly variable annuity payment = A * B
                                         -----
                                        $1,000

 Where: A = The adjusted policy value as of the annuity commencement date.
            Assume...........................................  = $X
        B = The annuity purchase rate per $1,000 of adjusted policy value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.
            Assume...........................................  = $Y

Then, the first monthly variable annuity payment = $X * $Y = $Z
                                                   --------
                                                    1,000

      Formula and Illustration for Determining the Number of Annuity Units
              Represented by Each Monthly Variable Annuity Payment

Number of annuity units = A
                         ---
                          B

 Where: A = The dollar amount of the first monthly variable annuity payment.
            Assume..........................................  = $X
        B = The annuity unit value for the valuation date on which the first monthly payment is due.
            Assume..........................................  = $Y

Then, the number of annuity units $X = Z
                                  --
                                  $Y

              FAMILY INCOME PROTECTOR--ADDITIONAL INFORMATION

The amounts shown below are hypothetical guaranteed minimum monthly payment amounts under the "family income protector" for a $100,000 premium when annuity payments do not begin until the rider anniversary indicated in the left-hand column. These figures assume the following:

 . there were no subsequent premium payments, or withdrawals;

 . there were no premium taxes;

 . the $100,000 premium is subject to the family income protector;

 . the annuitant is (or both annuitants are) 60 years old when the rider is issued;

 . that the annual growth rate is 6.0% (once established, an annual growth rate will not change during the life of the family income protector rider);

 . there was no upgrade of the minimum annuitization value.

Six different annuity payment options are illustrated: a male annuitant, a female annuitant and a joint and survivor annuity, each on a Life Only and a Life with 10-Year Certain basis. The figures below, which are the amount of the first monthly payment, are based on an assumed investment return of 3%. Subsequent payments will never be less than the amount of the first payment (although subsequent payments are calculated using a 5% assumed investment return).

Life Only = Life Annuity with No Period Certain
                                    Life 10 = Life Annuity with 10 Years Certain

  Rider Anniversary at
  Exercise Date                Male             Female       Joint & Survivor
------------------------------------------------------------------------------
                         Life Only Life 10 Life Only Life 10 Life Only Life 10
------------------------------------------------------------------------------
      10 (age 70)         $1,135   $1,067   $  976   $  949   $  854   $  852
------------------------------------------------------------------------------
           15              1,833    1,634    1,562    1,469    1,332    1,318
------------------------------------------------------------------------------
      20 (age 80)          3,049    2,479    2,597    2,286    2,145    2,078

This hypothetical illustration should not be deemed representative of past or future performance of any underlying variable investment option.

Withdrawals will affect the minimum annuitization value as follows: Each policy year, withdrawals up to the limit of the total free amount (the minimum annuitization value on the last policy anniversary multiplied by the annual growth rate) reduce the minimum annuitization

1value on a dollar-for-dollar basis. Withdrawals over this free amount will reduce the minimum annuitization value on a pro rata basis by an amount equal to the minimum annuitization value immediately prior to the excess withdrawal multiplied by the percentage reduction in the policy value resulting from the excess withdrawal. The free amount will always be a relatively small fraction of the minimum annuitization value.

Examples of the effect of withdrawals on the minimum annuitization value are as follows:

                                 EXAMPLE 1

                                Assumptions

------------------------------------------------------------------------------
  . minimum annuitization value on last
    policy anniversary:                     $10,000
------------------------------------------------------------------------------
  . minimum annuitization value at time of
    distribution:                           $10,500
------------------------------------------------------------------------------
  . policy value at time of distribution:   $15,000
------------------------------------------------------------------------------
  . distribution amount:                    $500
------------------------------------------------------------------------------
  . prior distribution in current policy
    year:                                   None
------------------------------------------------------------------------------

                                  Calculations

------------------------------------------------------------------------------
  . maximum annual free amount:             $10,000 X 6% = $600
------------------------------------------------------------------------------
  . policy value after distribution:        $15,000 - $500 = $14,500
------------------------------------------------------------------------------
  . minimum annual value after
    distribution:                           $10,500 - $500 = $10,000


                                   EXAMPLE 2
                                  Assumptions

------------------------------------------------------------------------------
  . minimum annuitization value on last
    policy anniversary:                     $10,000
------------------------------------------------------------------------------
  . minimum annuitization value at time of
    distribution:                           $10,500
------------------------------------------------------------------------------
  . policy value at time of distribution:   $15,000
------------------------------------------------------------------------------
  . distribution amount:                    $1,500
------------------------------------------------------------------------------
  . prior distribution in current policy
    year:                                   $1,000
------------------------------------------------------------------------------

                                  Calculations

------------------------------------------------------------------------------
  . maximum annual free amount:             $0.0
------------------------------------------------------------------------------
   (prior distributions have exceeded the
   current year free amount of $600
   [$10,000 x 6% = $600])
------------------------------------------------------------------------------
  . policy value after distribution:        $15,000 - $1,500 = $13,500
------------------------------------------------------------------------------
   (since the policy value is reduced 10%
   ($1,500/$15,000), the minimum
   annuitization value is also reduced
   10%)
------------------------------------------------------------------------------
  . minimum annual value after
    distribution:                           $10,500 - (10% X $10,500) = $9,450

                                 EXAMPLE 3

                                Assumptions

------------------------------------------------------------------------------
  . minimum annuitization value on last
    policy anniversary:                     $10,000
------------------------------------------------------------------------------
  . minimum annuitization value at time of
    distribution:                           $10,500
------------------------------------------------------------------------------
  . policy value at time of distribution:   $7,500
------------------------------------------------------------------------------
  . distribution amount:                    $1,500
------------------------------------------------------------------------------
  . prior distribution in current policy
    year:                                   $1,000
------------------------------------------------------------------------------

                                  Calculations

------------------------------------------------------------------------------
  . maximum annual free amount:             $0.0
------------------------------------------------------------------------------
   (prior distributions have exceeded the
   current year free amount of $600
   [$10,000 X 6% = $600])
------------------------------------------------------------------------------
  . policy value after distribution:        $7,500 - $1,500 = $6,000
------------------------------------------------------------------------------
   (since the policy value is reduced 20%
   ($1,500/$7,500), the minimum
   annuitization value is also reduced
   20%)
------------------------------------------------------------------------------
  . minimum annual value after
    distribution:                           $10,500 - (20% X $10,500) = $8,400

The amount of the first payment provided by the family income protector will be determined by multiplying each $1,000 of minimum annuitization value by the applicable annuity factor shown on Schedule I of the family income protector rider. The applicable annuity factor depends upon the annuitant's (and joint annuitant's, if any) sex (or without regard to gender if required by law), age, and the family income protector payment option selected and is based on a guaranteed interest rate of 3% and the "1983 Table a" mortality table with projection using projection Scale G factors, assuming a maturity date in the year 2000. Subsequent payments will be calculated as described in the family income protector rider using a 5% assumed investment return. Subsequent payments may fluctuate annually in accordance with the investment performance of the annuity subaccounts. However, subsequent payments are guaranteed to never be less than the initial payment.

The stabilized payment on each subsequent policy anniversary after annuitization using the family income protector will equal the greater of the initial payment or the payment supportable by the annuity units in the selected subaccounts. The supportable payment is equal to the number of variable annuity units in the selected subaccounts multiplied by the variable annuity unit values in those subaccounts on the date the payment is made. The variable annuity unit values used to calculate the supportable payment will assume a 5% assumed investment return. If the supportable payment at any payment date during a policy year is greater than the stabilized payment for that policy year, the excess will be used to purchase additional annuity units. Conversely, if the supportable payment at any payment date during a policy year is less than the stabilized payment for that policy year, there will be a reduction in the number of annuity units credited to the policy to fund the deficiency. In the case of a reduction, you will not participate as fully in the future investment performance of the subaccounts you selected since fewer annuity units are credited to your policy. Purchases and reductions will be allocated to each subaccount on a proportionate basis.

PFL bears the risk that it will need to make payments if all annuity units have been used in an attempt to maintain the stabilized payment at the initial payment level. In such an event, PFL will make all future payments equal to the initial payment. Once all the annuity units have been used, the amount of your payment will not increase or decrease and will not depend upon the performance of any subaccounts. To compensate PFL for this risk, a stabilized payment fee will be deducted.

                          HISTORICAL PERFORMANCE DATA

Money Market Yields

PFL may from time to time disclose the current annualized yield of the Endeavor Money Market Subaccount, which invests in the Endeavor Money Market Portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Endeavor Money Market Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the Endeavor Money Market Subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges; (ii) the mortality and expense risk fee, and (iii) the distribution financing charge. Current yield will be calculated according to the following formula:

                   Current Yield = ((NCS - ES)/UV) * (365/7))

Where:

NCS= The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES=  Per unit expenses of the subaccount for the 7-day period.

UV=  The unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a policy, the yield for the Endeavor Money Market Subaccount will be lower than the yield for the Endeavor Money Market Portfolio. The yield calculations do not reflect the effect of any premium taxes that may be applicable to a particular policy.

PFL may also disclose the effective yield of the Endeavor Money Market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

               Effective Yield = (1 + ((NCS-ES)/UV))/365///7/ - 1

Where:

NCS= The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES=  Per unit expenses of the subaccount for the 7-day period.

UV=  The unit value on the first day of the 7-day period.

The yield on amounts held in the Endeavor Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Endeavor Money Market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Endeavor Money Market Portfolio, the types and quality of portfolio securities held by the Endeavor Money Market Portfolio and its operating expenses. For the seven days ended December 31, 1999, the yield of the Endeavor Money Market Subaccount was 3.76%, and the effective yield was 3.83% for the 5% Annually Compounding Death Benefit and the Double Enhanced Death Benefit. For the seven days ended December 31, 1999, the yield of the Endeavor Money Market Subaccount was 3.87%, and the effective yield was 3.94% for the Return of Premium Death Benefit.

Other Subaccount Yields

PFL may from time to time advertise or disclose the current annualized yield of one or more of the mutual fund subaccounts and the target series subaccounts (except the Endeavor Money Market Subaccount) for 30-day periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specific 30-day period. Because the yield is annualized, the yield generated by a subaccount during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the subaccount less subaccount expenses for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period,
(iii) compounding that yield for a 6-month period, and (iv) multiplying that result by 2. Expenses attributable to the subaccount include (i) the administrative charges; (ii) the mortality and expense risk fee; and (iii) the distribution financing charge. The 30-day yield is calculated according to the following formula:

                 Yield = 2 X ((((NI-ES)/(U X UV)) + 1)/6/ - 1)
Where:

NI=
     Net investment income of the subaccount for the 30-day period attributable to the subaccount's unit.

ES=  Expenses of the subaccount for the 30-day period.

U=   The average number of units outstanding.

UV= The unit value at the close (highest) of the last day in the 30-day period.

Because of the charges and deductions imposed by the mutual fund account, the yield for a mutual fund subaccount will be lower than the yield for its corresponding portfolio. The yield calculations do not reflect the effect of any premium taxes that may be applicable to a particular policy.

The yield on amounts held in the mutual fund subaccounts and the target series subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The types and quality of its investments and its operating expenses affect a subaccount's actual yield.

Total Returns

PFL may from time to time also advertise or disclose total returns for one or more of the mutual fund subaccounts or the target series subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

Total returns will be calculated using subaccount unit values which PFL calculates on each business day based on the performance of the mutual fund account's underlying portfolio, and the target series subaccount's common shares, and the deductions for the mortality and expense risk fee, the distribution financing charges, and the administrative charges. The total return for each target series subaccount will also reflect the manager's fee and other operating expenses. The total return will then be calculated according to the following formula:

                                P (1 + T)n = ERV

Where:

T=   The average annual total return net of subaccount recurring charges.

ERV= The ending redeemable value of the hypothetical account at the end of the period.

P=   A hypothetical initial payment of $1,000.

N=   The number of years in the period.

Other Performance Data

PFL may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above.

PFL may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula.

                              CTR = (ERV / P) - 1

Where:

CTR= The cumulative total return net of subaccount recurring charges for the period.

ERV= The ending redeemable value of the hypothetical investment at the end of the period.

P=   A hypothetical initial payment of $1,000.

All non-standardized performance data will only be advertised if the standardized performance data for the same period, as well as for the required period, is also disclosed.

Adjusted Historical Performance Data--The Mutual Fund Account

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular mutual fund subaccount commenced operations. Such performance information for the mutual fund subaccounts will be calculated based on the performance of the various portfolios and the assumption that the mutual fund subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.

                               THE TARGET ACCOUNT

What is the Investment Strategy?

The objective of each of the target series subaccounts is to provide an above-average total return through a combination of dividend income and capital appreciation. While the objectives of the target series subaccounts are the same, each target series subaccount follows a different investment strategy (set forth below) in order to achieve its stated objective.

Each target series subaccount will initially invest in equal amounts in the common stock described below for each target series subaccount (common shares) determined as of a specified business day (initial stock selection date). The Dow SM Target 10 Subaccount will invest in the common stock of the ten companies in the DJIA that have the highest dividend yield. The Dow SM Target 5 Subaccount will invest in the common stock of the five companies with the lowest per share stock price of the ten companies in The Dow SM Target 10 Subaccount. These stocks will be held for approximately one year.

At the initial stock selection date, a percentage relationship among the number of common shares in a target subaccout will be established. When additional funds are deposited into the target series subaccount, additional common shares will be purchased in such numbers reflecting as nearly as practicable the percentage relationship of the number of common shares established at the initial purchase. Sales of common shares by the target series subaccount will likewise attempt to replicate the percentage relationship of common shares. The percentage relationship among the number of common shares in the target series subaccount should therefore remain stable. However, given the fact that the market price of such common shares will vary throughout the year, the value of the common shares of each of the companies as compared to the total assets of the target subaccout will fluctuate during the year, above and below the proportion established on a stock selection date. On the last Business day of the 12-month period following the preceding stock selection date (annual stock selection date), a new percentage relationship will be established among the number of common shares described above for each target series subaccount on such date. Common shares may be sold or new equity securities bought so that the target series subaccount is equally invested in the common stock of each company meeting the target series subaccount's investment criteria. Thus the target series subaccount may or may not hold equity securities of the same companies as the previous year. Any purchase or sale of additional common shares during the year will duplicate, as nearly as practicable, the percentage relationship among the number of common shares as of the annual stock selection date since the relationship among the value of the common shares on the date of any subsequent transactions may be different than the original relationship among their value.

The yield for each equity security listed on the DJIA is calculated by annualizing the last quarterly or semi-annual ordinary dividend declared and dividing the result by the market value of such equity security as of the close of business on the stock selection date.

The publishers of the DJIA are not affiliated with PFL, Endeavor Management Co., or First Trust Advisers L.P. and have not participated in the creation of the target series subaccounts or the selection of the equity securities included therein. Any changes in the components of any of the respective indices made after a stock selection date will not cause a change in the identity of the common shares included in a target series subaccount, including any additional common shares purchased thereafter, until the next annual stock selection date.

Investors should note that the above criteria were applied and will in the future be applied to the common shares selected for inclusion in the target series subaccounts as of the respective stock selection date. Additional common shares which were originally selected through this process may be purchased throughout the year, as investors may continue to invest in the target series subaccounts, even though the yields on these common shares may have changed subsequent to the previous stock selection date. These common shares may no longer be included in the index, or may not meet a target series subaccount's selection criteria at that time, and therefore, such common shares would no longer be chosen for inclusion in the target series subaccounts if the selection process were to be performed again at that time. The equity securities selected as common shares and the percentage relationship among the number of shares will not change for purchase or sales by a target series subaccount until the next annual stock selection date.

Determination of Unit Value; Valuation of Securities

PFL determines the unit value of each target series subaccount each business day. This daily determination of unit value is made by dividing the total assets of a target series subaccount, less all of its liabilities, by the total number of units outstanding at the time the determination is made. This is made as of the close of regular trading on the New York Stock Exchange, currently 4:00 p.m. New York time unless the Exchange closes earlier. Purchases and redemptions will be effected at the time of determination of unit value next following the receipt of any purchase or redemption order deemed to be in good order.

Equity securities are valued at the last sale price on the exchange on which they are primarily traded or at the ask price on the NASDAQ system for unlisted national market issues, or at the last quoted bid price for securities in which there were no sales during the day or for unlisted securities not reported on the NASDAQ system. Short-term obligations which mature in 60 days or less are valued at amortized cost, which approximates fair value as determined by the Board of Managers. Futures and option contracts that are traded on commodities or securities exchanges are normally valued at the settlement price on the exchange on which they are traded. Securities (other than short-term obligations) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Board of Managers of the target account.

The Board of Managers

The members of the Board of Managers of the target account, and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Unless otherwise indicated, the address of each member is 2101 East Coast Highway, Suite 300, Corona del Mar, California 92625.

   Name, Age and Address        Held With Registrant          During Past 5 Years
   ---------------------        --------------------          -------------------
*+Vincent J. McGuinness, Jr.  President and Chief      From February 1997 to December
 (34).......................  Financial Officer        1997, Executive Vice-President,
                              (Treasurer)              Chief of Operations, from March
                                                       1997 to October 1999, Director,
                                                       from December 1997 to October
                                                       1999, Chief Operating Officer and
                                                       from June 1998 to October 1999,
                                                       Chief Financial Officer, from
                                                       July 1999 to October 1999, Chief
                                                       Executive Officer of Endeavor
                                                       Group; from September 1996 to
                                                       June 1997, and from June 1998 to
                                                       October 1999, Chief Financial
                                                       Officer, from May 1996 to
                                                       December 31, 1999, Director, and
                                                       from June 1997 to October 1998,
                                                       Executive Vice President--
                                                       Administration, from October 1998
                                                       to October 1999, President, and
                                                       from July 1999 to October 1999,
                                                       Chief Executive Officer of
                                                       Endeavor Management Co.; since
                                                       August 1996, Chief Financial
                                                       Officer of VJM Corporation (oil
                                                       and gas); from May 1996 to
                                                       January 1997, Executive Vice
                                                       President and Director of Sales,
                                                       Western Division of Endeavor
                                                       Group; since May 1996, Chief
                                                       Financial Officer of McGuinness &
                                                       Associates; President, Chief
                                                       Financial Officer, and Trustee of
                                                       Endeavor Series Trust.

   Name, Age and Address        Held With Registrant          During Past 5 Years
   ---------------------        --------------------          -------------------
*Vincent J. McGuinness        Manager                  Until December 31, 1999, Director
 (65).......................                           of Endeavor Group and Endeavor
 1901 Ocean Way                                        Management Co.; President of VJM
 Laguana Beach, CA 92651                               Corporation (oil and gas); since
                                                       February 1996, President of
                                                       McGuinness and Associates; until
                                                       July 1999, Chairman, Chief
                                                       Executive Officer and Director of
                                                       McGuinness & Associates and VJM
                                                       Corporation; until July 1996,
                                                       Chairman, Chief Executive Officer
                                                       and Director of McGuinness Group
                                                       (insurance marketing); from
                                                       September 1988 to July 1999,
                                                       Chief Executive Officer of
                                                       Endeavor Management Co.; until
                                                       October 1998, President of
                                                       Endeavor Management Co.; Trustee,
                                                       Endeavor Series Trust.

Timothy A. Devine (65)......  Manager                  President, Chief Executive
 1424 Dolphin Terrace Corona                           Officer, Devine Properties, Inc.
 del Mar, California 92625                             (landscape contracting and
                                                       maintenance); Consultant, Plant
                                                       Control, Inc.; Trustee, Endeavor
                                                       Series Trust.

Thomas J. Hawekotte (64)....  Manager                  President, Thomas Hawekotte, P.C.
 6007 North Sheridan Road                              (law practice); Trustee, Endeavor
 Chicago, Illinois 60660                               Series Trust.

Steven L. Klosterman (48)...  Manager                  Since July 1995, President of
 5973 Avenida Encinas, #300                            Klosterman Capital Corporation
 Carlsbad, California 92008                            (investment adviser); Investment
                                                       Counselor, Robert J. Metcalf &
                                                       Associates, Inc. (investment
                                                       adviser) from August 1990 to June
                                                       1995; Trustee, Endeavor Series
                                                       Trust.

Halbert D. Lindquist (53)...  Manager                  President, Lindquist and
 1650 E. Fort Lowell Road                              Associates (investment adviser)
 Suite 203 Tucson, Arizona                             and since December, 1987 Tucson
 85719-2324                                            Asset Management Inc. (commodity
                                                       trading advisor), and since
                                                       November, 1987, Presidio
                                                       Government Securities,
                                                       Incorporated (broker-dealer);
                                                       from January 1998 to January
                                                       1999, Chief Investment Officer
                                                       and since January 1999,
                                                       Consultant, Blackstone
                                                       Alternative Asset Management;
                                                       Trustee, Endeavor Series Trust.


   Name, Age and Address        Held With Registrant          During Past 5 Years
   ---------------------        --------------------          -------------------
Keith H. Wood (63)..........  Manager                  Since 1972, Chairman and Chief
                                                       Executive Officer of Jamison,
                                                       Eaton & Wood (investment adviser)
                                                       and from 1978 to December 1997,
                                                       President of Ivory & Sime
                                                       International, Inc. (investment
                                                       adviser); since 1999, President
                                                       Wood & Anthony, LLC (investment
                                                       advisor); Trustee, Endeavor
                                                       Series Trust.

Peter F. Muratore (67)......  Manager                  From June 1989 to March 1998,
 Too Far Posthouse Road                                President of OCC Distributors
 Morristown, NJ 07960                                  (broker/dealer), a subsidiary of
                                                       Oppenheimer Capital; Trustee,
                                                       Endeavor Series Trust.

*Larry N. Norman (47).......  Manager                  Executive Vice-President, PFL
 4333 Edgewood Road N.E.                               Life Insurance Company.
 Cedar Rapids, Iowa
 52499-0001

Michael Pond (46)...........  Executive Vice           Since November 1, 1998, Executive
                              President--              Vice President--Administrator and
                              Administration and       Compliance of Transamerica
                              Compliance               Capital, Inc.; from November 1,
                                                       1998 to October 1999, Executive
                                                       Vice President-Administration and
                                                       Compliance and Chief Investment
                                                       Officer of Endeavor Management
                                                       Co.; since October 1999,
                                                       President, Chief Executive
                                                       Officer and Chief Investment
                                                       Officer of Endeavor Management
                                                       Co.; from November 1991 to
                                                       November 1996, Chairman and
                                                       President, the Preferred Group of
                                                       Mutual Funds; from October 1989
                                                       to November 1996, President of
                                                       Caterpillar Securities, Inc. and
                                                       Caterpillar Investment Manager,
                                                       Ltd.

Gail A. Hanson (57).........  Secretary                Since September 1994, Vice
                                                       President for PFPC Inc. (formerly
                                                       known as First Data Investor
                                                       Services Group, Inc.) (mutual
                                                       fund administration).

-------------------------
*An "interested person" of the target account as defined in the 1940 Act. +Vincent J. McGuinness, Jr. is the son of Vincent J. McGuinness.

The "Rules and Regulations" of the target account provide that the target account will indemnify its Board of Managers and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the target account, except if it is determined in the manner specified in the Rules and Regulations that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the target account or that such indemnification would relieve any officer or member of the Board of Managers of any liability to the target account or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. The target account, at its expense, provides liability insurance for the benefit of its Board of Managers and officers.

Compensation. For the period ended December 31, 1999, the following compensation was paid to members of the Board of Managers:

                                                             Total Compensation
                                                 Aggregate      From Account
                                                Compensation  and Fund Complex
                Name of Person                  From Account  Paid to Managers
                --------------                  ------------ ------------------
Vincent J. McGuinness.........................        -0-             -0-
Timothy A. Devine.............................     $1,400         $19,400
Thomas J. Hawekotte...........................     $1,400         $19,900
Steven L. Klosterman..........................     $1,400         $20,400
Halbert D. Lindquist..........................     $1,300         $19,300
Keith H. Wood.................................     $1,400         $19,900
Vincent J. McGuinness, Jr. ...................        -0-             -0-
William L. Busler (resigned as of November 15,
 1999)........................................        -0-             -0-
Peter F. Muratore.............................     $1,400         $19,900
Larry N. Norman...............................        -0-             -0-

The Investment Advisory Services

First Trust Advisors L.P. (the "adviser") is the target account's investment adviser. The adviser manages the assets of each target series subaccount, consistent with the investment objective and policies described herein and in the prospectus, pursuant to investment advisory agreements (the "advisory agreements") with Endeavor Management Co., the target account's manager.

The adviser's address is 1001 Warrenville Road, Lisle, Illinois 60532. First Trust Advisers L.P. is a limited partnership with one limited partner, Grace Partners of Dupage L.P., and one general partner, Nike Securities Corporation. Grace Partners of Dupage L.P. is a limited partnership with one general partner, Nike Securities Corporation, and a number of limited partners. Nike Securities Corporation is an Illinois corporation controlled by the Robert Donald Van Kampen family.

Under the advisory agreements, the adviser provides each target series subaccount with discretionary investment services. Specifically, the adviser is responsible for supervising and directing the investments of each target series subaccount in accordance with each target series subaccount's investment objective, program, and restrictions as provided in the prospectus and this SAI. The adviser is also responsible for effecting all security transactions on behalf of each target series subaccount.

As compensation for its services, the adviser receives a fee of 0.35% of the average daily net assets of each target series subaccount, which is paid by the manager. The amount that Endeavor Management Co. paid to the adviser during 1999 and 1998 was $160,506 and $19,594, respectively. No fees were paid prior to 1998 because the target account had not commenced operations. Each target series subaccount's advisory agreement also provides that the adviser, its directors, officers, employees, and certain other persons performing specific functions for the target series subaccounts will only be liable to the target series subaccount for losses resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

The adviser is also the portfolio supervisor of certain unit investment trusts sponsored by Nike Securities L.P. ("Nike Securities") which are substantially similar to the target series subaccounts in that they have the same investment objectives as the target series subaccounts but have a life of approximately one year. Nike Securities specializes in the underwriting, trading and distribution of unit investment trusts and other securities. Nike Securities, an Illinois limited partnership formed in 1991, acts as sponsor for successive series of The First Trust Combined Series, The First Trust Special Situations Trust, the First Trust Insured Corporate Trust, The First Trust of Insured Municipal Bonds and the First Trust GNMA. First Trust introduced the first insured unit investment trust in 1974 and to date more than $11 billion in First Trust unit investment trusts have been deposited.

The Manager

The target account is managed by Endeavor Management Co. ("the manager") which, subject to the supervision and direction of the target account's Board of Managers, has overall responsibility for the general management and administration of the target account. All of the outstanding common stock of Endeavor Management Co. is owned by AUSA Holding Company, an affiliate of PFL.

The manager is responsible for providing investment management to the target account and in the exercise of such responsibility selects an investment adviser for each of the target series subaccounts (the "adviser") and monitors the adviser's investment program and results, reviews brokerage matters, oversees compliance by the target account with various federal and state statutes, and carries out the directives of the Board of Managers. The manager is responsible for providing the target account with office space, office equipment, and personnel necessary to operate and administer the target account's business, and also supervises the provision of services by third parties such as the target account's custodian, transfer agent, and administrator. Pursuant to an administration agreement, PFPC, Inc. assists the manager in the performance of its administrative responsibilities to the target account. For its administrative responsibilities the target account pays PFPC, Inc. a flat fee of $10,000 per annum per subaccount and all out-of-pocket fees and expenses.

As compensation for its services, the manager receives a fee equal to 0.75% of the average daily net assets of each target series subaccount. The amount that the target account paid the manager during 1999 and 1998 was $343,942 and $38,590, respectively. No fees were paid prior to 1998 because the target account had not commenced operations.

Operating Expenses

In addition to the management fees, the target account pays all expenses not assumed by the manager, including, without limitation, expenses for legal, accounting and auditing services, interest, taxes, costs of printing and distributing reports to shareholders, proxy materials and prospectuses, charges of its custodian, transfer agent and dividend disbursing agent, registration fees, fees and expenses of the Board of Managers who are not affiliated persons of the manager or an adviser, insurance, brokerage costs, litigation, and other extraordinary or nonrecurring expenses. All general target account expenses are allocated among and charged to the assets of the target series subaccounts on a basis that the Board of Managers deems fair and equitable, which may be on the basis of relative net assets of each target series subaccount or the nature of the services performed and relative applicability to each targer series subaccount. The manager has agreed to limit each target series subaccount's management fee and operating expenses during its first year of operations to an annual rate of 1.30% of the target series subaccount's average net assets. (This limit does not include other fees and deductions such as the mortality and expense risk fee, administrative charge, and distribution financing charge.)

Transfer Agent and Custodian

Boston Safe Deposit and Trust Company holds all cash and securities of each target series subaccount as custodian. PFPC, Inc., located at 4400 Computer Drive, Westborough, Massachusetts 01581, serves as transfer agent for the target account.

Brokerage Allocation

The adviser invests all assets of the target series subaccounts in common stock and incurs brokerage costs in connection therewith.

Allocations of transactions by the target series subaccounts, including their frequency, to various dealers is determined by the adviser in its best judgment and in a manner deemed to be in the best interest of the investors in the target series subaccount rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Purchases and sales of securities may be principal transactions; that is, securities may be purchased directly from the issuer or from an underwriter or market maker for the securities. Any transactions for which the target series subaccounts pays a brokerage commission will be effected at the best price and execution available. Purchases from underwriters of securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and the asked price. Brokerage may be allocated based on the sale of policies by dealers or activities in support of sales of the policies. The target account has adopted a Brokerage Enhancement Plan, whereby all or a portion of certain brokerage commissions paid by the target series subaccounts may be allocated or credited to the distributor or other entities marketing the policies, to help finance sales activities.

The target account did not pay compensation to any affiliated broker of Endeavor Management Co. or First Trust Advisors L.P. during 1999 or 1998.

Investment Restrictions

Fundamental policies of the target series subaccounts may not be changed without the approval of the lesser of (1) 67% of the persons holding voting interests (generally policy owners) present at a meeting if the holders of more than 50% are present in person or by proxy or (2) more than 50% of the persons holding voting interests. Other restrictions, in the form of operating policies, are subject to change by the Board of Managers without the approval of persons holding a voting interest. Any investment restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition of securities or assets of, or borrowings by, a target series subaccount.

Fundamental Policies

As a matter of fundamental policy, each target series subaccount may not:

 . Borrowing. Borrow money, except each target series subaccount may borrow as a temporary measure for extraordinary or emergency purposes, and then only in amounts not exceeding 30% of its total assets valued at market. Each target series subaccount will not borrow in order to increase income (leveraging), but only to facilitate redemption requests which might otherwise require untimely investment liquidations;

 . Loans. Make loans, although the target series subaccounts may purchase money market securities and enter into repurchase agreements; and they may lend their common shares;

 . Margin. Purchase securities on margin;

 . Mortgaging. Mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the target series subaccounts as security for indebtedness except as may be necessary in connection with permissible borrowings, in which event such mortgaging, pledging, or hypothecating may not exceed 30% of each target series subaccount's total assets, valued at market;

 . Real Estate. Purchase or sell real estate;

 . Senior Securities. Issue senior securities (except permitted borrowings);

 . Short Sales. Effect short sales of securities; or

 . Underwriting. Underwrite securities issued by other persons, except to the extent the target series subaccounts may be deemed to be underwriters within the meaning of the Securities Act of 1933 in connection with the purchase and sale of their portfolio securities in the ordinary course of pursuing their investment programs.

In addition, as a matter of fundamental policy, each target series subaccount may engage in futures and options transactions and hold warrants.

The investment objective of each target series subaccount is also a fundamental policy and may not be changed without the necessary approval described above.

Operating Policies

As a matter of operating policy, each target series subaccount may not:

 . Control of Companies. Invest in companies for the purpose of exercising management or control;

 . Illiquid Securities. Purchase a security if, as a result of such purchase, more than 15% of the value of each target series subaccount's net assets would be invested in illiquid securities or other securities that are not readily marketable; or

 . Oil and Gas Programs. Purchase participations or other direct interests or enter into leases with respect to, oil, gas, other mineral exploration or development program.

Options and Futures Strategies

A target series subaccount may at times seek to hedge against either a decline in the value of its portfolio securities or an increase in the price of securities which the adviser plans to purchase through the writing and purchase of options and the purchase or sale of future contracts and related options. Expenses and losses incurred as a result of such hedging strategies will reduce a target series subaccount's current return.

The ability of a target series subaccount to engage in the options and futures strategies described below will depend on the availability of liquid markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore no assurance can be given that a target series subaccount will be able to utilize these instruments effectively for the purposes stated below.

Writing Covered Options on Securities. A target series subaccount may write covered call options and covered put options on optionable securities of the types in which it is permitted to invest from time to time as the Adviser determines is appropriate in seeking to attain the target series subaccount's investment objective. Call options written by a target series subaccount give the holder the right to buy the underlying security from the target series subaccount at a stated exercise price; put options give the holder the right to sell the underlying security to the target series subaccount at a stated price.

A target series subaccount may only write call options on a covered basis or for cross-hedging purposes and will only write covered put options. A put option would be considered "covered" if the target series subaccount owns an option to sell the underlying security subject to the option having an exercise price equal to or greater than the exercise price of the "covered" option at all times while the put option is outstanding. A call option is covered if the target series subaccount owns or has the right to acquire the underlying securities subject to the call option (or comparable securities satisfying the cover requirements of securities exchanges) at all times during the option period. A call option is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against another security which the target series subaccount owns or has the right to acquire. In the case of a call written for cross-hedging purposes or a put option, the target series subaccount will maintain in a segregated account at the target series subaccount's custodian bank cash or short-term U.S. government securities with a value equal to or greater than the target series subaccount's obligation under the option. A target series subaccount may also write combinations of covered puts and covered calls on the same underlying security.

A target series subaccount will receive a premium from writing an option, which increases the target series subaccount's return in the event the option expires unexercised or is terminated at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option, and the volatility of the market price of the underlying security. By writing a call option, a target series subaccount will limit its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, a target series subaccount will assume the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market price, resulting in a potential capital loss if the purchase price exceeds the market price plus the amount of the premium received.

A target series subaccount may terminate an option which it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The target series subaccount will realize a profit (or loss) from such transaction if the cost of such transaction is less (or more) than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option may be offset in whole or in part by unrealized appreciation of the underlying security owned by the target series subaccount.

Purchasing Put and Call Options on Securities. A target series subaccount may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. This protection is provided during the life of the put option since the target series subaccount, as holder of the put, is able to sell the underlying security at the exercise price regardless of any decline in the underlying security's market price. For the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, any profit which the target series subaccount might otherwise have realized on the underlying security will be reduced by the premium paid for the put option and by transaction costs.

A target series subaccount may also purchase a call option to hedge against an increase in price of a security that it intends to purchase. This protection is provided during the life of the call option since the target series subaccount, as holder of the call, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. For the purchase of a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this matter, any profit which the target series subaccount might have realized had it brought the underlying security at the time it purchased the call option will be reduced by the premium paid for the call option and by transaction costs.

No target series subaccount intends to purchase put or call options if, as a result of any such transaction, the aggregate cost of options held by the target series subaccount at the time of such transaction would exceed 5% of its total assets.

Limitations. A target series subaccount will not purchase or sell futures contracts or options on futures contracts for non-hedging purposes if, as a result, the sum of the initial margin deposits on its existing futures contracts and related options positions and premiums paid for options on futures contracts would exceed 5% of the net assets of the target series subaccount unless the transaction meets certain "bona fide hedging" criteria.

Risks of Options and Futures Strategies. The effective use of options and futures strategies depends, among other things, on a target series subaccount's ability to terminate options and futures positions at times when the adviser deems it desirable to do so. Although a target series subaccount will not enter into an option or futures position unless the adviser believes that a liquid market exists for such option or future, there can be no assurance that a target series subaccount will be able to effect closing transactions at any particular time or at an acceptable price. The adviser generally expects that options and futures transactions for the target series subaccounts will be conducted on recognized exchanges. In certain instances, however, a target series subaccount may purchase and sell options in the over-the-counter market. The staff of the SEC considers over-the-counter options to be illiquid. A target series subaccount's ability to terminate option positions established in the over-the-counter market may be more limited than in the case of exchange traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the target series subaccount.

The use of options and futures involves the risk of imperfect correlation between movements in options and futures prices and movements in the price of the securities that are the subject of the hedge. The successful use of these strategies also depends on the ability of the target series subaccounts' adviser to forecast correctly interest rate movements and general stock market price movements. The risk increases as the composition of the securities held by the target series subaccount diverges from the composition of the relevant option or futures contract.

Securities Lending

Each target series subaccount may also lend common shares to broker-dealers and financial institutions to realize additional income. As an operating policy, the target series subaccounts will not lend common shares or other assets, if as a result, more than 33% of each subaccount's total assets would be lent to other parties. Under applicable regulatory requirements (which are subject to change), the following conditions apply to securities loans: (a) the loan must be continuously secured by liquid assets maintained on a current basis in an amount at least equal to the market value of the securities loaned; (b) each target series subaccount must receive any dividends or interest paid by the issuer on such securities; (c) each target series subaccount must have the right to call the loan and obtain the securities loaned at any time upon notice of not more than five business days, including the right to call the loan to permit voting of the securities; and (d) each target subaccout must receive either interest from the investment of collateral or a fixed fee from the borrower.

Securities loaned by a target series subaccount remain subject to fluctuations in market value. A target series subaccount may pay reasonable finders, custodian and administrative fees in connection with a loan. Securities lending, as with other extensions of credit, involves the risk that the borrower may default. Although securities loans will be fully collateralized at all times, a target series subaccount may experience delays in, or be prevented from, recovering the collateral. During the period that the target series subaccount seeks to enforce its rights against the borrower, the collateral and the securities loaned remain subject to fluctuations in market value. The target series subaccount do not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if it were considered important with respect to the investment. A target series subaccounts may also incur expenses in enforcing its rights. If a target series subaccount has sold a loaned security, it may not be able to settle the sale of the security and may incur potential liability to the buyer of the security on loan for its costs to cover the purchase.

Tax Limitation

Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under
Section 817(h) (Treas. Reg.(S)1.817-5) apply a diversification requirement to each of the subaccounts of the target account. To qualify as "adequately diversified," each subaccount may have:

  . No more than 55% of the value of its total assets represented by any one investment;

  . No more than 70% of the value of its total assets represented by any two investments;

  . No more than 80% of the value of its total assets represented by any three investments; and

  . No more than 90% of the value of its total assets represented by any four investments.

The target account, through the target series subaccounts, intends to comply with the section 817(h) diversification requirements. PFL has entered into an agreement with the manager, who in turn, has entered into a contract with the adviser, that requires the target series subaccounts be operated in compliance with Treasury regulations. Therefore, each target series subaccount may deviate from its stated strategy to the extent necessary to comply with these requirements.

                               PUBLISHED RATINGS

PFL may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's Insurance Ratings Services, Moody's Investors Service and Duff & Phelps Credit Rating Co. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of PFL. The ratings should not be considered as bearing on the investment performance of assets held in the mutual fund account or the target account or of the safety or riskiness of an investment in the mutual fund account or the target account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of PFL as measured by Standard & Poor's Insurance Ratings Services, Moody's Investors Service or Duff & Phelps Credit Rating Co. may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms. Claims-paying ability ratings do not refer to an insurer's ability to meet non-policy obligations (i.e., debt/commercial paper).

                            STATE REGULATION OF PFL

PFL is subject to the laws of Iowa governing insurance companies and to regulation by the Iowa Division of Insurance. An annual statement in a prescribed form is filed with the Division of Insurance each year covering the operation of PFL for the preceding year and its financial condition as of the end of such year. Regulation by the Division of Insurance includes periodic examination to determine PFL's contract liabilities and reserves so that the Division may determine the items are correct. PFL's books and accounts are subject to review by the Division of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, PFL is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

                                 ADMINISTRATION

PFL performs administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.

                              RECORDS AND REPORTS

All records and accounts relating to the mutual fund account and the target account will be maintained by PFL. As presently required by the 1940 Act, and regulations promulgated thereunder, PFL will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation.

                          DISTRIBUTION OF THE POLICIES

The policies are offered to the public through brokers licensed under the federal securities laws and state insurance laws. The offering of the policies is continuous and PFL does not anticipate discontinuing the offering of the policies, however, PFL reserves the right to do so.

AFSG Securities Corporation, an affiliate of PFL, is the principal underwriter of the policies and may enter into agreements with broker-dealers for the distribution of the policies. During 1999 and 1998 the amount paid to AFSG Securities Corporation was $7,011,101.50 and $4,066,996.67, respectively. Prior to April 30, 1998, AEGON USA Securities, Inc. (also an affiliate of PFL) was the principal underwriter. During 1998 and 1997, the amount paid to AEGON USA Securities, Inc. and/or the broker-dealers for their services was $1,962,658.71 and $3,281,871, respectively.

The target account has adopted a distribution plan in accordance with Rule 12b-1 under the 1940 Act for the distribution financing charge (the "distribution plan") because a portion of the mortality and expense risk fee (0.15% of separate account assets) may be deemed to be a distribution charge. The distribution plan has been approved by a majority of the disinterested members of the Board of Managers of the target account. The distribution plan is designed to partially compensate PFL for the cost of distributing the policies. Charges under the distribution plan will be used to support marketing efforts, training of representatives and reimbursement of expenses incurred by broker/dealers who sell the policies, and will be based on a percentage of the daily net assets of the target account. The distribution plan may be terminated at any time by a vote of a majority of the disinterested members of the target account's Board of Managers, or by a vote of the majority of its outstanding shares.

                                 VOTING RIGHTS

The Mutual Fund Account

To the extent required by law, PFL will vote the Underlying Funds' shares held by the mutual fund account at regular and special shareholder meetings of the Underlying Funds in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying funds hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result PFL determines that it is permitted to vote the underlying funds shares in its own right, it may elect to do so.

Before the annuity commencement date, you hold the voting interest in the selected Portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding Portfolio in which the subaccount invests. Fractional shares will be counted.

After the annuity commencement date, the person receiving annuity payments has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person's number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding Portfolio. Fractional shares will be counted.

The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying funds for determining shareholders eligible to vote at the meeting of the underlying funds. PFL will solicit voting instructions by sending you, or other persons entitled to vote, written requests for instructions prior to that meeting in accordance with procedures established by the underlying funds. Portfolio shares as to which no timely instructions are received and shares held by PFL in which you, or other persons entitled to vote, have no beneficial interest will be voted in proportion to the voting instructions that are received with respect to all Policies participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

The Target Account

The target account is the legal owner of the common stock held in the target series subaccounts and as such has the right to vote upon any matter that may be voted by shareholders. However, you or persons receiving income payments may vote on certain aspects of the governance of the target series subaccounts. Matters on which persons holding voting interests may vote include the following: (1) approval of any change in the investment advisory agreement corresponding to a target series subaccount; (2) any change in the fundamental investment policies of a target series subaccount; or (3) any other matter requiring a vote of persons holding voting interests in the target series subaccount. With respect to approval of the investment advisory agreements or any change in a fundamental investment policy, owners participating in that target series subaccount will vote separately on the matter pursuant to the requirements of Rule 18f-2 under the 1940 Act.

Before the annuity commencement date, you hold the voting interest in the selected target series subaccounts. The number of votes that you have will be calculated separately for each target series subaccount. The number of votes that you have for a target series subaccount will be determined by dividing your policy value in the target series subaccount into the total assets of the target series subaccount and multiplying this by the total number of votes.

After the annuity commencement date, the person receiving annuity payments has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person's number of votes will be determined by dividing the reserve for the policy allocated to the applicable target series subaccount into the total assets of the target series subaccount and multiplying this by the total number of votes.

PFL does not intend to hold annual or other periodic meetings of owners. PFL will solicit proxies by sending you or other persons entitled to vote written requests for proxies prior to the vote.

Where timely proxies are not received, the voting interests will be voted in proportion to the proxies that are received with respect to all policies participating in the same target series subaccount.

PFL may, if required by state insurance officials, disregard proxies which would require voting to cause a change in the subclassification or investment objectives or policies of one or more of the target series subaccounts, or to approve or disapprove an investment adviser or principal underwriter for one or more of the target series subaccounts. In addition, PFL may disregard proxies that would require changes in the investment objectives or policies of any target series subaccount or in an investment adviser or principal underwriter, if PFL reasonably disapproves those changes in accordance with applicable federal regulations. If PFL disregards proxies, it will advise those persons who may give proxies of that action and its reasons for the action in the next semiannual report.

                                 OTHER PRODUCTS

PFL makes other variable annuity policies available that may also be funded through the mutual fund acccount and/or the target account. These variable annuity policies may have different features, such as different investment options or charges.

                               CUSTODY OF ASSETS

The assets of each of the mutual fund subaccounts and the target series subaccounts are held by PFL. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from PFL's general account assets. PFL maintains records of all purchases and redemptions of shares of the underlying funds held by each of the mutual fund subaccounts, and of all purchases and sales of common stock held by each of the target series subaccounts. Additional protection for the assets of the mutual fund account and the target account is afforded by PFL's fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of PFL.

                                 LEGAL MATTERS

Sutherland Asbill & Brennan LLP, of Washington D.C. has provided legal advice to PFL relating to certain matters under the federal securities laws applicable to the issue and sale of the policies.

                              INDEPENDENT AUDITORS

The statutory-basis financial statements and schedules of PFL as of December 31, 1999 and 1998, and for each of the three years in the period ended December 31, 1999, and the financial statements of certain subaccounts of The PFL Endeavor VA Separate Account, which are available for investment by The Endeavor Platinum Variable Annuity contract owners at December 31, 1999 and for each of the two years in the period then ended, included in this SAI have been audited by Ernst & Young LLP, Independent Auditors, 801 Grand Avenue, Suite 3400, Des Moines, Iowa 50309.

The financial statements of the PFL Endeavor Target Account as of December 31, 1999 and December 31, 1998, and for the year ended December 31, 1999 and for the period July 1, 1998 (commencement of operations) through December 31, 1998, included in this SAI have been audited by Ernst & Young, LLP.

                               OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                              FINANCIAL STATEMENTS

The values of your interest in the mutual fund account or the target account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of The PFL Endeavor VA Separate Account, which are available for investment by the PFL Endeavor Platinum Variable Annuity contract owners, and the financial statements of The PFL Endeavor Target Account are contained herein. The statutory-basis financial statements and schedules of PFL, which are included in this SAI, should be considered only as bearing on the ability of PFL to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the mutual fund account or the target account.

                     Financial Statements--Statutory Basis

                           PFL Life Insurance Company

                  Years ended December 31, 1999, 1998 and 1997
                      with Report of Independent Auditors

                           PFL Life Insurance Company

                     Financial Statements--Statutory Basis

                  Years ended December 31, 1999, 1998 and 1997

                                    Contents

Report of Independent Auditors..............................................   1
Audited Financial Statements
  Balance Sheets--Statutory Basis...........................................   3
  Statements of Operations--Statutory Basis.................................   5
  Statements of Changes in Capital and Surplus--Statutory Basis.............   6
  Statements of Cash Flows--Statutory Basis.................................   7
  Notes to Financial Statements--Statutory Basis............................   9
Statutory-Basis Financial Statement Schedules
  Summary of Investments--Other Than Investments in Related Parties.........  28
  Supplementary Insurance Information.......................................  29
  Reinsurance...............................................................  31

                [LETTERHEAD OF ERNST & YOUNG LLP APPEARS HERE]

                        Report of Independent Auditors

The Board of Directors
PFL Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of PFL Life Insurance Company, an indirect wholly-owned subsidiary of AEGON N.V., as of December 31, 1999 and 1998, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1999. Our audits also included the accompanying statutory-basis financial statement schedules required by
Article 7 of Regulation S-X. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note
1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effect of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of PFL Life Insurance Company at December 31, 1999 and 1998, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1999.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of PFL Life Insurance Company at December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

                                          /s/ Ernst & Young LLP

Des Moines, Iowa
February 18, 2000

                           PFL Life Insurance Company

                        Balance Sheets--Statutory Basis
                (Dollars in thousands, except per share amounts)

                                                              December 31
                                                            1999        1998
                                                         ----------- ----------
Admitted Assets
Cash and invested assets:
 Cash and short-term investments........................ $    53,695 $   83,289
 Bonds..................................................   4,892,156  4,822,442
 Stocks:
   Preferred............................................      17,074     14,754
   Common (cost: 1999--$61,813; 1998--$34,731)..........      71,658     49,448
   Affiliated entities (cost: 1999--$10,318; 1998--
    $8,060).............................................       6,764      5,613
 Mortgage loans on real estate..........................   1,339,202  1,012,433
 Real estate, at cost less accumulated depreciation
  ($10,891 in 1999; $9,500 in 1998):
   Home office properties...............................       7,829      8,056
   Properties acquired in satisfaction of debt..........      16,336     11,778
   Investment properties................................      33,707     44,325
 Policy loans...........................................      59,871     60,058
 Other invested assets..................................     123,722     76,482
                                                         ----------- ----------
     Total cash and invested assets.....................   6,622,014  6,188,678
Premiums deferred and uncollected.......................      14,656     15,318
Accrued investment income...............................      65,364     65,308
Receivable from affiliate...............................         --         643
Federal income taxes recoverable........................       1,335        639
Transfers from separate accounts due or accrued.........      92,309     70,866
Other assets............................................      30,119     29,511
Separate account assets.................................   4,905,374  3,348,611
                                                         ----------- ----------
Total admitted assets................................... $11,731,171 $9,719,574
                                                         =========== ==========

                           PFL Life Insurance Company

                        Balance Sheets--Statutory Basis
                (Dollars in thousands, except per share amounts)

                                                              December 31
                                                            1999        1998
                                                         ----------- ----------
Liabilities and Capital and Surplus
Liabilities:
 Aggregate reserves for policies and contracts:
   Life................................................. $ 1,552,781 $1,357,175
   Annuity..............................................   4,036,751  3,925,293
   Accident and health..................................     254,571    205,736
 Policy and contract claim reserves:
   Life.................................................       8,681      9,101
   Accident and health..................................      37,466     48,906
 Other policyholders' funds.............................     172,774    162,266
 Remittances and items not allocated....................      33,020     19,690
 Asset valuation reserve................................     103,193     91,588
 Interest maintenance reserve...........................      36,120     50,575
 Short-term notes payable to affiliates.................     144,500      9,421
 Other liabilities......................................      70,717     76,766
 Payable for securities.................................      15,136     57,645
 Payable to affiliates..................................      11,517        --
 Separate account liabilities...........................   4,899,289  3,342,884
                                                         ----------- ----------
Total liabilities.......................................  11,376,516  9,357,046
Commitments and contingencies (Note 10)
Capital and surplus:
 Common stock, $10 par value, 500,000 shares autho-
  rized, 266,000 issued and outstanding.................       2,660      2,660
 Paid-in surplus........................................     154,282    154,282
 Unassigned surplus.....................................     197,713    205,586
                                                         ----------- ----------
Total capital and surplus...............................     354,655    362,528
                                                         ----------- ----------
Total liabilities and capital and surplus............... $11,731,171 $9,719,574
                                                         =========== ==========

See accompanying notes.

                           PFL Life Insurance Company

                   Statements of Operations--Statutory Basis
                             (Dollars in thousands)

                                                  Year ended December 31
                                                1999       1998        1997
                                             ---------- ----------  ----------
Revenues:
  Premiums and other considerations, net of
   reinsurance:
    Life.................................... $  227,510 $  516,111  $  202,435
    Annuity.................................  1,413,049    667,920     657,695
    Accident and health.....................    160,570    178,593     207,982
  Net investment income.....................    437,549    446,984     446,424
  Amortization of interest maintenance re-
   serve....................................      7,588      8,656       3,645
  Commissions and expense allowances on
   reinsurance ceded........................     24,741     32,781      49,859
  Separate account fee income...............     49,826     37,137         --
                                             ---------- ----------  ----------
                                              2,320,833  1,888,182   1,568,040
Benefits and expenses:
  Benefits paid or provided for:
    Life and accident and health benefits...    115,621    135,184     146,583
    Surrender benefits......................  1,046,611    732,796     658,071
    Other benefits..........................    169,479    152,209     126,495
    Increase (decrease) in aggregate
     reserves for policies and contracts:
    Life....................................    195,606    473,158     149,575
    Annuity.................................    111,427   (278,665)   (203,139)
    Accident and health.....................     48,835     36,407      30,059
    Other...................................     10,480     17,550      16,998
                                             ---------- ----------  ----------
                                              1,698,059  1,268,639     924,642
Insurance expenses:
  Commissions...............................    167,146    136,569     157,300
  General insurance expenses................     54,191     48,018      57,571
  Taxes, licenses and fees..................     12,382     19,166       8,715
  Net transfers to separate accounts........    309,307    302,839     297,480
  Other expenses............................        229      1,016         119
                                             ---------- ----------  ----------
                                                543,255    507,608     521,185
                                             ---------- ----------  ----------
                                              2,241,314  1,776,247   1,445,827
                                             ---------- ----------  ----------
Gain from operations before federal income
 tax expense and net realized capital gains
 on investments.............................     79,519    111,935     122,213
Federal income tax expense..................     25,316     49,835      43,381
                                             ---------- ----------  ----------
Gain from operations before net realized
 capital gains on investments...............     54,203     62,100      78,832
Net realized capital gains on investments
 (net of related federal income taxes and
 amounts transferred to interest maintenance
 reserve)...................................      6,365      3,398       7,159
                                             ---------- ----------  ----------
Net income.................................. $   60,568 $   65,498  $   85,991
                                             ========== ==========  ==========

See accompanying notes.

                           PFL Life Insurance Company

         Statements of Changes in Capital and Surplus--Statutory Basis
                             (Dollars in thousands)

                                                                       Total
                                                                      Capital
                                           Common Paid-in  Unassigned   and
                                           Stock  Surplus   Surplus   Surplus
                                           ------ -------- ---------- --------
Balance at January 1, 1997                 $2,660 $154,129  $261,558  $418,347
  Capital contribution....................    --       153       --        153
  Net income..............................    --       --     85,991    85,991
  Change in net unrealized capital gains..    --       --      3,592     3,592
  Change in non-admitted assets...........    --       --       (481)     (481)
  Change in asset valuation reserve.......    --       --    (14,974)  (14,974)
  Dividend to stockholder.................    --       --    (62,000)  (62,000)
  Surplus effect of sale of a division....    --       --       (161)     (161)
  Surplus effect of ceding commissions
   associated with the sale of a
   division...............................    --       --          5         5
  Amendment of reinsurance agreement......    --       --        389       389
  Surplus effect of reinsurance
   agreement..............................    --       --        402       402
  Change in liability for reinsurance in
   unauthorized companies.................    --       --     (1,901)   (1,901)
                                           ------ --------  --------  --------
Balance at December 31, 1997                2,660  154,282   272,420   429,362
  Net income..............................    --       --     65,498    65,498
  Change in net unrealized capital gains..    --       --      4,504     4,504
  Change in non-admitted assets...........    --       --       (260)     (260)
  Change in asset valuation reserve.......    --       --    (21,763)  (21,763)
  Dividend to stockholder.................    --       --   (120,000) (120,000)
  Increase in liability for reinsurance in
   unauthorized companies.................    --       --      2,036     2,036
  Tax benefit on stock options exercised..    --       --      2,476     2,476
  Change in surplus in separate accounts..    --       --        675       675
                                           ------ --------  --------  --------
Balance at December 31, 1998                2,660  154,282   205,586   362,528
  Net income..............................    --       --     60,568    60,568
  Change in net unrealized capital gains..    --       --    (20,217)  (20,217)
  Change in non-admitted assets...........    --       --       (980)     (980)
  Change in asset valuation reserve.......    --       --    (11,605)  (11,605)
  Dividend to stockholder.................    --       --    (40,000)  (40,000)
  Tax benefit on stock options exercised..    --       --      1,305     1,305
  Change in surplus in separate accounts..    --       --        245       245
  Settlement of prior period tax returns
   and other tax-related adjustments......    --       --      2,811     2,811
                                           ------ --------  --------  --------
Balance at December 31, 1999.............. $2,660 $154,282  $197,713  $354,655
                                           ====== ========  ========  ========

See accompanying notes.

                           PFL Life Insurance Company

                   Statements of Cash Flows--Statutory Basis
                             (Dollars in thousands)

                                               Year ended December 31
                                            1999         1998         1997
                                         -----------  -----------  -----------
Operating activities
Premiums and other considerations, net
 of reinsurance......................... $ 1,830,365  $ 1,396,428  $ 1,119,936
Net investment income...................     441,737      469,246      452,091
Life and accident and health claims.....    (124,178)    (138,249)    (154,383)
Surrender benefits and other fund
 withdrawals............................  (1,046,611)    (732,796)    (658,071)
Other benefits to policyholders.........    (169,476)    (152,167)    (126,462)
Commissions, other expenses and other
 taxes..................................    (238,192)    (197,135)    (225,042)
Net transfers to separate accounts......    (280,923)    (276,375)    (319,146)
Federal income taxes....................     (24,709)     (72,176)     (47,909)
Cash paid in conjunction with an
 amendment of a reinsurance agreement...         --           --        (4,826)
Cash received in connection with a
 reinsurance agreement..................         --           --         1,477
Other, net..............................     (23,047)     (93,095)      89,693
                                         -----------  -----------  -----------
Net cash provided by operating
 activities.............................     364,966      203,681      127,358
Investing activities
Proceeds from investments sold, matured
 or repaid:
  Bonds and preferred stocks............   3,283,038    3,347,174    3,284,095
  Common stocks.........................      60,293       34,564       34,004
  Mortgage loans on real estate.........     158,739      192,210      138,162
  Real estate...........................      13,367        5,624        6,897
  Policy loans..........................         186          --           --
  Cash received from ceding commissions
   associated with the sale of a
   division.............................         --           --             8
  Other.................................       6,133        7,210       57,683
                                         -----------  -----------  -----------
                                           3,521,756    3,586,782    3,520,849
Cost of investments acquired:
  Bonds and preferred stocks............  (3,398,158)  (3,251,822)  (3,411,442)
  Common stocks.........................     (76,200)     (36,379)     (37,339)
  Mortgage loans on real estate.........    (480,750)    (257,039)    (159,577)
  Real estate...........................      (7,568)     (11,458)      (2,013)
  Policy loans..........................         --        (2,922)      (2,922)
  Cash paid in association with the sale
   of a division........................         --           --          (591)
  Other.................................     (48,719)     (44,514)     (15,674)
                                         -----------  -----------  -----------
                                          (4,011,395)  (3,604,134)  (3,629,558)
                                         -----------  -----------  -----------
Net cash used in investing activities...    (489,639)     (17,352)    (108,709)

                           PFL Life Insurance Company

                   Statements of Cash Flows--Statutory Basis
                             (Dollars in thousands)

                                                   Year ended December 31
                                                    1999      1998     1997
                                                  --------  --------  -------
Financing activities
Issuance (repayment) of short-term intercompany
 notes payable................................... $135,079  $ (6,979) $16,400
Capital contribution.............................      --        --       153
Dividends to stockholder.........................  (40,000) (120,000) (62,000)
                                                  --------  --------  -------
Net cash provided by (used in) financing
 activities......................................   95,079  (126,979) (45,447)
                                                  --------  --------  -------
Increase (decrease) in cash and short-term
 investments.....................................  (29,594)   59,350  (26,798)
Cash and short-term investments at beginning of
 year............................................   83,289    23,939   50,737
                                                  --------  --------  -------
Cash and short-term investments at end of year... $ 53,695  $ 83,289  $23,939
                                                  ========  ========  =======

See accompanying notes.

                          PFL Life Insurance Company

                Notes to Financial Statements--Statutory Basis

                            (Dollars in thousands)
                               December 31, 1999

1. Organization and Summary of Significant Accounting Policies

Organization

PFL Life Insurance Company ("the Company") is a stock life insurance company and is a wholly-owned subsidiary of First AUSA Life Insurance Company ("First AUSA"), which, in turn, is a wholly-owned subsidiary of AEGON USA, Inc. ("AEGON"). AEGON is an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

Nature of Business

The Company sells individual non-participating whole life, endowment and term contracts, as well as a broad line of single fixed and flexible premium annuity products. In addition, the Company offers group life, universal life, and individual and specialty health coverages. The Company is licensed in 49 states and the District of Columbia and Guam. Sales of the Company's products are primarily through the Company's agents and financial institutions.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Significant estimates and assumptions are utilized in the calculation of aggregate policy reserves, policy and contract claim reserves, guaranty fund assessment accruals and valuation allowances on investments. It is reasonably possible that actual experience could differ from the estimates and assumptions utilized which could have a material impact on the financial statements.

The accompanying financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa ("Insurance Department"), which practices differ in some respects from generally accepted accounting principles. The more significant of these differences are as follows: (a) bonds are generally reported at amortized cost rather than segregating the portfolio into held-to-maturity (reported at amortized cost), available-for-sale (reported at fair value), and trading (reported at fair value) classifications; (b) acquisition costs of acquiring new business are charged to current operations as incurred rather than deferred and amortized over the life of the policies; (c) policy reserves on traditional life products

                          PFL Life Insurance Company

                            (Dollars in thousands)


1. Organization and Summary of Significant Accounting Policies (continued)

are based on statutory mortality rates and interest which may differ from reserves based on reasonable assumptions of expected mortality, interest, and withdrawals which include a provision for possible unfavorable deviation from such assumptions; (d) policy reserves on certain investment products use discounting methodologies based on statutory interest rates rather than full account values; (e) reinsurance amounts are netted against the corresponding asset or liability rather than shown as gross amounts on the balance sheet;
(f) deferred income taxes are not provided for the difference between the financial statement and income tax bases of assets and liabilities; (g) net realized gains or losses attributed to changes in the level of interest rates in the market are deferred and amortized over the remaining life of the bond or mortgage loan, rather than recognized as gains or losses in the statement of operations when the sale is completed; (h) potential declines in the estimated realizable value of investments are provided for through the establishment of a formula-determined statutory investment reserve (reported as a liability), changes to which are charged directly to surplus, rather than through recognition in the statement of operations for declines in value, when such declines are judged to be other than temporary; (i) certain assets designated as "non-admitted assets" have been charged to surplus rather than being reported as assets; (j) revenues for universal life and investment products consist of premiums received rather than policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed; (k) pension expense is recorded as amounts are paid; (l) stock options settled in cash are recorded as expense of the Company's indirect parent rather than charged to current operations; (m) adjustments to federal income taxes of prior years are charged or credited directly to unassigned surplus, rather than reported as a component of expense in the statement of operations; (n) gains or losses on dispositions of business are charged or credited directly to unassigned surplus rather than being reported in the statement of operations; and (o) a liability is established for "unauthorized reinsurers" and changes in this liability are charged or credited directly to unassigned surplus. The effects of these variances have not been determined by the Company but are presumed to be material.

In 1998, the National Association of Insurance Commissioners ("NAIC") adopted codified statutory accounting principles ("Codification") effective January 1, 2001. Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification will require adoption by the various states before it becomes the prescribed statutory basis of accounting for insurance companies domesticated within those states. Accordingly, before Codification becomes effective for the Company, the State of Iowa must adopt Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results to the Insurance Department. At this time, it is anticipated that the State of Iowa will adopt Codification. However, based on current guidance, management believes that the impact of Codification will not be material to the Company's statutory-basis financial statements.

                          PFL Life Insurance Company

                            (Dollars in thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Cash and Short-Term Investments

For purposes of the statements of cash flows, the Company considers all highly liquid investments with remaining maturity of one year or less when purchased to be short-term investments.

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Amortization is computed using methods which result in a level yield over the expected life of the investment. The Company reviews its prepayment assumptions on mortgage and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks of unaffiliated and affiliated companies, which includes shares of mutual funds and real estate investment trusts, are carried at market value. Real estate is reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and are recorded at equity in underlying net assets. Other "admitted assets" are valued, principally at cost, as required or permitted by Iowa Insurance Laws.

Net realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The Asset Valuation Reserve ("AVR") is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the Interest Maintenance Reserve ("IMR"), the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. During 1999, 1998 and 1997, the Company excluded investment income due and accrued of $530, $102 and $177, respectively, with respect to such practices.

                          PFL Life Insurance Company

                            (Dollars in thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

The Company uses interest rate swaps and caps as part of its overall interest rate risk management strategy for certain life insurance and annuity products. The Company entered into several interest rate swap contracts to modify the interest rate characteristics of the underlying liabilities. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

The Company has entered into an interest rate cap agreement to hedge the exposure of changing interest rates. The cash flows from the interest rate cap will help offset losses that might occur from changes in interest rates. The cost of such agreement is included in interest expense ratably during the life of the agreement. Income received as a result of the cap agreement will be recognized in investment income as earned. Unamortized cost of the agreement is included in other invested assets.

Aggregate Policy Reserves

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables based on statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958 and 1980 Commissioners' Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.50 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

                          PFL Life Insurance Company

                            (Dollars in thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Separate Accounts

Assets held in trust for purchases of variable annuity contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The separate accounts do not have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the contract owners. The Company received variable contract premiums of $486,282, $345,319 and $281,095 in 1999, 1998 and 1997,
respectively. All variable account contracts are subject to discretionary withdrawal by the contract owner at the market value of the underlying assets less the current surrender charge.

Stock Option Plan

AEGON N.V. sponsors a stock option plan for eligible employees of the Company. Under this plan, certain employees have indicated a preference to immediately sell shares received as a result of their exercise of the stock options; in these situations, AEGON N.V. has settled such options in cash rather than issuing stock to these employees. These cash settlements are paid by the Company, and AEGON N.V. subsequently reimburses the Company for such payments. Under statutory accounting principles, the Company does not record any expense related to this plan, as the expense is recognized by AEGON N.V. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to surplus.

Reclassifications

Certain reclassifications have been made to the 1998 and 1997 financial statements to conform to the 1999 presentation.

                          PFL Life Insurance Company

                            (Dollars in thousands)


2. Fair Values of Financial Instruments

Statement of Financial Accounting Standard ("SFAS") No. 107, Disclosures about Fair Value of Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the statutory-basis balance sheet, for which it is practicable to estimate that value. SFAS No. 119, Disclosures about Derivative Financial Instruments and Fair Value of Financial Instruments, requires additional disclosure about derivatives. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. SFAS No. 107 and No. 119 exclude certain financial instruments and all nonfinancial instruments from their disclosure requirements and allow companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

  Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate their fair values.

  Investment securities: Fair values for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities, including affiliated mutual funds and real estate investment trusts, are based on quoted market prices.

  Mortgage loans and policy loans: The fair values for mortgage loans are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal their carrying amount.

  Investment contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

                          PFL Life Insurance Company

                            (Dollars in thousands)


2. Fair Values of Financial Instruments (continued)

  Interest rate cap and interest rate swaps: Estimated fair value of the interest rate cap is based upon the latest quoted market price. Estimated fair value of interest rate swaps are based upon the pricing differential for similar swap agreements.

  Short-term notes payable to affiliates: The fair values for short-term notes payable to affiliates are assumed to equal their carrying amount.

Fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company's financial instruments subject to the provisions of SFAS No. 107 and No. 119:

                                                   December 31
                                           1999                  1998
                                   --------------------- ---------------------
                                    Carrying     Fair     Carrying     Fair
                                     Amount     Value      Amount     Value
                                   ---------- ---------- ---------- ----------
Admitted assets
Cash and short-term investments... $   53,695 $   53,695 $   83,289 $   83,289
Bonds.............................  4,892,156  4,757,325  4,822,442  4,900,516
Preferred stocks..................     17,074     15,437     14,754     14,738
Common stocks.....................     71,658     71,658     49,448     49,448
Affiliated common stock...........      6,764      6,764      5,613      5,613
Mortgage loans on real estate.....  1,339,202  1,299,160  1,012,433  1,089,315
Policy loans......................     59,871     59,871     60,058     60,058
Interest rate cap.................      4,959      1,784      4,445        725
Interest rate swaps...............      8,134     10,609      1,916      6,667
Separate account assets...........  4,905,374  4,905,374  3,348,611  3,348,611
Liabilities
Investment contract liabilities...  4,207,369  4,059,842  4,084,683  4,017,509
Separate account liabilities......  4,377,676  4,212,615  3,271,005  3,213,251
Short-term notes payable to
 affiliates.......................    144,500    144,500      9,421      9,421

                          PFL Life Insurance Company

                            (Dollars in thousands)


3. Investments

The carrying amounts and estimated fair values of investments in debt securities were as follows:

                                                 Gross      Gross    Estimated
                                     Carrying  Unrealized Unrealized    Fair
                                      Amount     Gains      Losses     Value
                                    ---------- ---------- ---------- ----------
December 31, 1999
Bonds:
  United States Government and
   agencies........................ $  141,390  $    142   $  4,520  $  137,012
  State, municipal and other
   government......................    137,745     5,168      1,627     141,286
  Public utilities.................    219,791     1,148      6,777     214,162
  Industrial and miscellaneous.....  2,078,145    20,042     84,919   2,013,268
  Mortgage and other asset-backed
   securities......................  2,315,085    24,214     87,702   2,251,597
                                    ----------  --------   --------  ----------
                                     4,892,156    50,714    185,545   4,757,325
Preferred stocks...................     17,074         2      1,639      15,437
                                    ----------  --------   --------  ----------
                                    $4,909,230  $ 50,716   $187,184  $4,772,762
                                    ==========  ========   ========  ==========
December 31, 1998
Bonds:
  United States Government and
   agencies........................ $  150,085  $  2,841   $    321  $  152,605
  State, municipal and other
   government......................     62,948       918      1,651      62,215
  Public utilities.................    139,732     5,053      2,555     142,230
  Industrial and miscellaneous.....  2,068,086    78,141     34,493   2,111,734
  Mortgage and other asset-backed
   securities......................  2,401,591    45,185     15,044   2,431,732
                                    ----------  --------   --------  ----------
                                     4,822,442   132,138     54,064   4,900,516
Preferred stocks...................     14,754        75         91      14,738
                                    ----------  --------   --------  ----------
                                    $4,837,196  $132,213   $ 54,155  $4,915,254
                                    ==========  ========   ========  ==========

The carrying amounts and estimated fair values of bonds at December 31, 1999, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                           Carrying  Estimated
                                                            Amount   Fair Value
                                                          ---------- ----------
   Due in one year or less............................... $  194,654 $  192,453
   Due after one year through five years.................  1,151,170  1,121,353
   Due after five years through ten years................    908,926    873,402
   Due after ten years...................................    322,321    318,520
                                                          ---------- ----------
                                                           2,577,071  2,505,728
   Mortgage and other asset-backed securities............  2,315,085  2,251,597
                                                          ---------- ----------
                                                          $4,892,156 $4,757,325
                                                          ========== ==========

                          PFL Life Insurance Company

                            (Dollars in thousands)


3. Investments (continued)

A detail of net investment income is presented below:

                                                       Year ended December 31
                                                       1999     1998     1997
                                                     -------- -------- --------
Interest on bonds and preferred stock............... $347,639 $374,478 $373,496
Dividends on equity investments.....................      734    1,357    1,460
Interest on mortgage loans..........................   92,325   77,960   80,266
Rental income on real estate........................    7,322    6,553    7,501
Interest on policy loans............................    4,141    4,080    3,400
Other investment income.............................    7,978    2,576      613
                                                     -------- -------- --------
Gross investment income.............................  460,139  467,004  466,736
Less investment expenses............................   22,590   20,020   20,312
                                                     -------- -------- --------
Net investment income............................... $437,549 $446,984 $446,424
                                                     ======== ======== ========

Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:

                                                  Year ended December 31
                                                1999        1998        1997
                                             ----------  ----------  ----------
Proceeds.................................... $3,283,038  $3,347,174  $3,284,095
                                             ==========  ==========  ==========
Gross realized gains........................ $   21,171  $   48,760  $   30,094
Gross realized losses.......................    (32,259)     (8,072)    (17,265)
                                             ----------  ----------  ----------
Net realized gains (losses)................. $  (11,088) $   40,688  $   12,829
                                             ==========  ==========  ==========

At December 31, 1999, investments with an aggregate carrying value of $6,346,831 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

                          PFL Life Insurance Company

                            (Dollars in thousands)


3. Investments (continued)

Realized investment gains (losses) and changes in unrealized gains (losses) for investments are summarized below:

                                   Realized
                          ----------------------------
                            Year ended December 31
                            1999      1998      1997
                          --------  --------  --------
Debt securities.........  $(11,088) $ 40,688  $ 12,829
Equity securities.......    11,433      (879)    6,972
Mortgage loans on real
 estate.................     4,661    12,637     2,252
Real estate.............       900     3,176     4,252
Short-term investments..    (1,407)    1,533       (19)
Other invested assets...       534    (2,523)    1,632
                          --------  --------  --------
                             5,033    54,632    27,918
Tax effect..............    (5,535)  (22,290)  (10,572)
Transfer from (to)
 interest maintenance
 reserve................     6,867   (28,944)  (10,187)
                          --------  --------  --------
Net realized gains......  $  6,365  $  3,398  $  7,159
                          ========  ========  ========
                             Change in Unrealized
                          ----------------------------
                            Year ended December 31
                            1999      1998      1997
                          --------  --------  --------
Bonds...................  $(12,711) $   (836) $  2,498
Preferred stocks........    (2,753)      --        --
Common stocks...........    (3,980)    3,751     1,097
Mortgage loans..........      (147)     (150)      --
Other invested assets...      (626)    1,739        (3)
                          --------  --------  --------
Change in unrealized....  $(20,217) $  4,504  $  3,592
                          ========  ========  ========

Gross unrealized gains and gross unrealized losses on equity securities are as follows:

                                 December 31
                            1999      1998      1997
                          --------  --------  --------
Unrealized gains........  $ 11,369  $ 15,980  $ 10,356
Unrealized losses.......    (5,078)   (3,710)   (3,836)
                          --------  --------  --------
Net unrealized gains....  $  6,291  $ 12,270  $  6,520
                          ========  ========  ========

                          PFL Life Insurance Company

                            (Dollars in thousands)


3. Investments (continued)

During 1999, the Company issued mortgage loans with interest rates ranging from 6.42% to 8.67%. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 84%. Mortgage loans with a carrying value of $248 were non-income producing for the previous twelve months. Accrued interest of $95 related to these mortgage loans was excluded from investment income. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

At December 31, 1999 and 1998, the Company held a mortgage loan loss reserve in the asset valuation reserve of $15,173 and $16,104, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

       Geographic Distribution


                         December 31
                         1999   1998
                         -----  -----
South Atlantic..........    27%    32%
Pacific.................    18     15
E. North Central........    17     16
Middle Atlantic.........    15     10
Mountain................     9     10
W. South Central........     6      6
W. North Central........     4      5
E. South Central........     3      3
New England.............     1      3

Property Type Distribution

                         December 31
                         1999   1998
                         -----  -----
Office..................    39%    30%
Retail..................    28     35
Industrial..............    18     21
Apartment...............    11     12
Other...................     4      2

At December 31, 1999, the Company had no investments (excluding U. S. Government guaranteed or insured issues) which individually represented more than ten percent of capital and surplus and the asset valuation reserve, collectively.

                          PFL Life Insurance Company

                            (Dollars in thousands)


3. Investments (continued)

The Company utilizes a variety of off-balance sheet financial instruments as part of its efforts to hedge and manage fluctuations in the market value of its investment portfolio attributable to changes in general interest rate levels and to manage duration mismatch of assets and liabilities. These instruments include interest rate swaps and caps. All involve elements of credit and market risks in excess of the amounts recognized in the accompanying financial statements at a given point in time. The contract or notional amounts of those instruments reflect the extent of involvement in the various types of financial instruments.

The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. That exposure includes settlement risk (i.e., the risk that the counterparty defaults after the Company has delivered funds or securities under terms of the contract) that would result in an accounting loss and replacement cost risk (i.e., the cost to replace the contract at current market rates should the counterparty default prior to settlement date). Credit loss exposure resulting from nonperformance by a counterparty for commitments to extend credit is represented by the contractual amounts of the instruments.

At December 31, 1999 and 1998, the Company's outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

                                                                Notional Amount
                                                                 1999     1998
                                                               -------- --------
Derivative securities:
  Interest rate swaps:
    Receive fixed--pay floating............................... $115,000 $100,000
    Receive floating--pay fixed...............................   64,017      --
    Receive floating (uncapped)--pay floating (capped)........   41,617   53,011
    Receive floating (LIBOR--pay floating (S&P)...............   60,000   60,000
  Interest rate cap agreements................................  500,000  500,000

4. Reinsurance

The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

                          PFL Life Insurance Company

                            (Dollars in thousands)


4. Reinsurance (continued)

Reinsurance assumption and cession treaties are transacted primarily with affiliates. Premiums earned reflect the following reinsurance assumed and ceded amounts:

                                                  Year ended December 31
                                             ----------------------------------
                                                1999        1998        1997
                                             ----------  ----------  ----------
   Direct premiums.......................... $1,942,716  $1,533,822  $1,312,446
   Reinsurance assumed......................      2,723       2,366       2,038
   Reinsurance ceded........................   (144,310)   (173,564)   (246,372)
                                             ----------  ----------  ----------
   Net premiums earned...................... $1,801,129  $1,362,624  $1,068,112
                                             ==========  ==========  ==========

The Company received reinsurance recoveries in the amount of $139,138, $173,297 and $183,638 during 1999, 1998 and 1997, respectively. At December 31, 1999 and 1998, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $35,511 and $47,956, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 1999 and 1998 of $1,870,190 and $2,163,905, respectively.

At December 31, 1999, amounts recoverable from unauthorized reinsurers of $39,996 (1998--$55,379) and reserve credits for reinsurance ceded of $48,297 (1998--$49,835) were associated with a single reinsurer and its affiliates. The Company holds collateral under these reinsurance agreements in the form of trust agreements totaling $85,431 at December 31, 1999, that can be drawn on for amounts that remain unpaid for more than 120 days.

5. Income Taxes

For federal income tax purposes, the Company joins in a consolidated tax return filing with certain affiliated companies. Under the terms of a tax-sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies' alternative minimum taxable income.

                          PFL Life Insurance Company

                            (Dollars in thousands)


5. Income Taxes (continued)

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before federal income tax expense and net realized capital gains (losses) on investments for the following reasons:

                                                     Year ended December 31
                                                      1999     1998     1997
                                                     -------  -------  -------
   Computed tax at federal statutory rate (35%)..... $27,832  $39,177  $42,775
   IMR amortization.................................  (2,656)  (3,030)  (1,276)
   Tax reserve adjustment...........................   1,390      607    2,004
   Excess tax depreciation..........................    (219)    (223)    (392)
   Deferred acquisition costs-- tax basis...........   5,979   11,827    4,308
   Prior year under (over) accrual .................  (3,492)   1,750   (1,016)
   Dividend received deduction......................  (1,666)  (1,053)    (941)
   Charitable contributions.........................     --       --      (848)
   Other items--net.................................  (1,852)     780   (1,233)
                                                     -------  -------  -------
   Federal income tax expense....................... $25,316  $49,835  $43,381
                                                     =======  =======  =======

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to realized gains (losses) due to the differences in book and tax asset bases at the time certain investments are sold.

Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the policyholders' surplus account. No federal income taxes have been provided for in the financial statements on income deferred in the policyholders' surplus account ($20,387 at December 31, 1999). To the extent dividends are paid from the amount accumulated in the policyholders' surplus account, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the policyholders' surplus account become taxable, the tax thereon computed at current rates would amount to approximately $7,135.

In 1999, the Company reached a final settlement with the Internal Revenue Service for 1990 and 1991, resulting in a tax refund of $904 and interest received of $548. These amounts were credited directly to unassigned surplus. The Company also corrected an error in 1999 which related to the 1997 tax-sharing agreement between the Company and various affiliates. This resulted in a credit to unassigned surplus of $1,359.

The Company's federal income tax returns have been examined and closing agreements have been executed with the Internal Revenue Service through 1992. An examination is underway for years 1993 through 1997.

                          PFL Life Insurance Company

                            (Dollars in thousands)


6. Policy and Contract Attributes

A portion of the Company's policy reserves and other policyholders' funds (including separate account liabilities) relate to liabilities established on a variety of the Company's annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, are summarized as follows:

                                                       December 31
                                                 1999                1998
                                          ------------------- ------------------
                                                      Percent            Percent
                                                        of                 of
                                            Amount     Total    Amount    Total
                                          ----------- ------- ---------- -------
Subject to discretionary withdrawal with
 market value adjustment................  $   114,544     1%  $   82,048     1%
Subject to discretionary withdrawal at
 book value less surrender charge.......      828,490     8      515,778     5
Subject to discretionary withdrawal at
 market value...........................    4,313,445    41    3,211,896    34
Subject to discretionary withdrawal at
 book value (minimal or no charges or
 adjustments)...........................    5,021,762    48    5,519,265    58
Not subject to discretionary withdrawal
 provision..............................      248,444     2      228,030     2
                                          -----------   ---   ----------   ---
                                           10,526,685   100%   9,557,017   100%
Less reinsurance ceded..................    1,863,810          2,124,769
                                          -----------         ----------
Total policy reserves on annuities and
 deposit fund liabilities...............  $ 8,662,875         $7,432,248
                                          ===========         ==========

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                                     Year ended December 31
                                                     1999      1998      1997
                                                   --------  --------  --------
Transfers as reported in the summary of
 operations of the separate accounts statement:..
  Transfers to separate accounts.................  $486,282  $345,319  $281,095
  Transfers from separate accounts...............  (175,822)  (42,671)   (9,819)
                                                   --------  --------  --------
Net transfers to separate accounts...............   310,460   302,648   271,276
Reconciling adjustments--change in miscellaneous
 income..........................................    (1,153)      191    26,204
                                                   --------  --------  --------
Transfers as reported in the summary of
 operations of the life, accident and health
 annual statement................................  $309,307  $302,839  $297,480
                                                   ========  ========  ========

                          PFL Life Insurance Company

                            (Dollars in thousands)


6. Policy and Contract Attributes (continued)

Reserves on the Company's traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 1999 and 1998, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loadings, are as follows:

                                                       Gross   Loading    Net
                                                      -------  -------  -------
December 31, 1999
Life and annuity:
  Ordinary direct first year business................ $ 2,823  $2,085   $   738
  Ordinary direct renewal business...................  20,950   6,289    14,661
  Group life direct business.........................     638     243       395
  Reinsurance ceded..................................  (1,269)    (16)   (1,253)
                                                      -------  ------   -------
                                                       23,142   8,601    14,541
Accident and health:
  Direct.............................................     138     --        138
  Reinsurance ceded..................................     (23)    --        (23)
                                                      -------  ------   -------
Total accident and health............................     115     --        115
                                                      -------  ------   -------
                                                      $23,257  $8,601   $14,656
                                                      =======  ======   =======
December 31, 1998
Life and annuity:
  Ordinary direct first year business................ $ 3,346  $2,500   $   846
  Ordinary direct renewal business...................  21,435   6,365    15,070
  Group life direct business.........................   1,171     536       635
  Reinsurance ceded..................................  (1,367)    (44)   (1,323)
                                                      -------  ------   -------
                                                       24,585   9,357    15,228
Accident and health:
  Direct.............................................     108     --        108
  Reinsurance ceded..................................     (18)    --        (18)
                                                      -------  ------   -------
Total accident and health............................      90     --         90
                                                      -------  ------   -------
                                                      $24,675  $9,357   $15,318
                                                      =======  ======   =======

At December 31, 1999 and 1998, the Company had insurance in force aggregating $41,720 and $44,233, respectively, in which the gross premiums are less than the net premiums required by the standard valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $871 and $998 to cover these deficiencies at December 31, 1999 and 1998, respectively.

                          PFL Life Insurance Company

                            (Dollars in thousands)

7. Dividend Restrictions

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its parent company. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory capital and surplus as of the preceding December 31, or (b) statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2000, without the prior approval of insurance regulatory authorities, is $54,203.

The Company paid dividends to its parent of $40,000, $120,000 and $62,000 in 1999, 1998 and 1997, respectively.

8. Retirement and Compensation Plans

The Company's employees participate in a qualified benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on the SFAS No. 87 expense as a percent of salaries. The benefits are based on years of service and the employee's compensation during the highest five consecutive years of employment. Pension expense aggregated $408, $380 and $422 for the years ended December 31, 1999, 1998 and 1997, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

The Company's employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements, are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the plan. The Company will match an amount up to three percent of the participant's salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $267, $233 and $226 for the years ended December 31, 1999, 1998 and 1997, respectively.

                          PFL Life Insurance Company

                            (Dollars in thousands)


8. Retirement and Compensation Plans (continued)

AEGON sponsors supplemental retirement plans to provide the Company's senior management with benefits in excess of normal pension benefits. The plans are noncontributory, and benefits are based on years of service and the employee's compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. AEGON also sponsors an employee stock option plan for individuals employed at least three years and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $28, $62 and $62 for the years ended December 31, 1999, 1998 and 1997, respectively.

9. Related Party Transactions

The Company shares certain offices, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 1999, 1998 and 1997, the Company paid $19,983, $18,706 and $18,705, respectively, for these services, which approximates their costs to the affiliates.

Payables to affiliates bear interest at the thirty-day commercial paper rate of 5.7% at December 31, 1999. During 1999, 1998 and 1997, the Company paid net interest of $1,994, $1,491 and $1,188, respectively, to affiliates.

During 1997, the Company received a capital contribution of $153 in cash from its parent.

At December 31, 1999 and 1998, the Company has short-term notes payable to an affiliate of $144,500 and $9,421, respectively. Interest on these notes accrues at rates ranging from 4.85% to 5.90% at December 31, 1999 and 5.13% to 5.52% at December 31, 1998.

                          PFL Life Insurance Company

                            (Dollars in thousands)


9. Related Party Transactions (continued)

During 1998, the Company issued life insurance policies to certain affiliated companies, covering the lives of certain employees of those affiliates. Premiums of $174,000 related to these policies were recognized during the year, and aggregate reserves for policies and contracts are $190,299 and $181,720 at December 31, 1999 and 1998, respectively.

10. Commitments and Contingencies

The Company has issued Trust (synthetic) GIC contracts to plan sponsors totaling $374,124 at December 31, 1999, pursuant to terms under which the plan sponsor retains ownership of the assets related to these contracts. The Company guarantees benefit responsiveness in the event that plan benefit requests and other contractual commitments exceed plan cash flows. The plan sponsor agrees to reimburse the Company for such benefit payments with interest, either at a fixed or floating rate, from future plan and asset cash flows. In return for this guarantee, the Company receives a premium which varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow matching. The assets relating to such contracts are not recognized in the Company's statutory-basis financial statements.

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management's opinion, after consultation with counsel and a review of available facts, that damages arising from such demands will not be material to the Company's financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company's balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company has established a reserve of $19,662 and $17,901 and an offsetting premium tax benefit of $7,429 and $7,631 at December 31, 1999 and 1998, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense (benefit) was $1,994, $1,985 and $(975) for the years ended December 31, 1999, 1998 and 1997, respectively.

                          PFL Life Insurance Company

                      Summary of Investments--Other than
                        Investments in Related Parties

                            (Dollars in thousands)
                               December 31, 1999

SCHEDULE I

                                                                Amount at Which
                                                       Market    Shown in the
            Type of Investment              Cost(1)     Value    Balance Sheet
            ------------------             ---------- --------- ---------------
Fixed maturities
Bonds:
  United States Government and government
   agencies and authorities............... $  195,119 $ 189,752   $  195,119
  States, municipalities and political
   subdivisions...........................    545,562   535,945      545,562
  Foreign governments.....................    134,584   138,767      134,584
  Public utilities........................    219,791   214,162      219,791
  All other corporate bonds...............  3,797,100 3,678,699    3,797,100
Redeemable preferred stock................     17,074    15,437       17,074
                                           ---------- ---------   ----------
Total fixed maturities....................  4,909,230 4,772,762    4,909,230
Equity securities
Common stocks:
  Banks, trust and insurance..............      2,676     2,809        2,809
  Industrial, miscellaneous and all
   other..................................     59,137    68,849       68,849
                                           ---------- ---------   ----------
Total equity securities...................     61,813    71,658       71,658
Mortgage loans on real estate.............  1,339,202              1,339,202
Real estate...............................     41,536                 41,536
Real estate acquired in satisfaction of
 debt.....................................     16,336                 16,336
Policy loans..............................     59,871                 59,871
Other long-term investments...............    123,722                123,722
Cash and short-term investments...........     53,695                 53,695
                                           ----------             ----------
Total investments......................... $6,605,405             $6,615,250
                                           ==========             ==========

(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

                           PFL Life Insurance Company

                      Supplementary Insurance Information
                             (Dollars in thousands)

SCHEDULE III

                                                   Future
                                                   Policy              Policy
                                                  Benefits               and
                                                    and     Unearned  Contract
                                                  Expenses  Premiums Liabilities
                                                 ---------- -------- -----------
Year ended December 31, 1999
Individual life................................. $1,550,188 $   --     $ 8,607
Individual health...............................    133,214  10,311     10,452
Group life and health...........................    105,035   8,604     27,088
Annuity.........................................  4,036,751     --         --
                                                 ---------- -------    -------
                                                 $5,825,188 $18,915    $46,147
                                                 ========== =======    =======
Year ended December 31, 1998
Individual life................................. $1,355,283 $   --     $ 8,976
Individual health...............................     94,294   9,631     12,123
Group life and health...........................     93,405  10,298     36,908
Annuity.........................................  3,925,293     --         --
                                                 ---------- -------    -------
                                                 $5,468,275 $19,929    $58,007
                                                 ========== =======    =======
Year ended December 31, 1997
Individual life................................. $  882,003 $   --     $ 8,550
Individual health...............................     62,033   9,207     12,821
Group life and health...........................     88,211  11,892     44,977
Annuity.........................................  4,204,125     --         --
                                                 ---------- -------    -------
                                                 $5,236,372 $21,099    $66,348
                                                 ========== =======    =======

                           PFL Life Insurance Company

                      Supplementary Insurance Information
                             (Dollars in thousands)

SCHEDULE III

                                                 Benefits,
                                                   Claims
                                         Net     Losses and   Other
                            Premium   Investment Settlement Operating Premiums
                            Revenue    Income*    Expenses  Expenses* Written
                           ---------- ---------- ---------- --------- --------
Year ended December 31,
 1999
Individual life........... $  226,456  $104,029  $  274,730 $141,030  $    --
Individual health.........     77,985    10,036      58,649   35,329    77,716
Group life and health.....     83,639    10,422      61,143   38,075    81,918
Annuity...................  1,413,049   313,062   1,303,537  278,995       --
                           ----------  --------  ---------- --------
                           $1,801,129  $437,549  $1,698,059 $493,429
                           ==========  ========  ========== ========
Year ended December 31,
 1998
Individual life........... $  514,194  $ 85,258  $  545,720 $ 87,455  $    --
Individual health.........     68,963     8,004      48,144   30,442    68,745
Group life and health.....    111,547    11,426      82,690   54,352   108,769
Annuity...................    667,920   342,296     592,085  298,222       --
                           ----------  --------  ---------- --------
                           $1,362,624  $446,984  $1,268,639 $470,471
                           ==========  ========  ========== ========
Year ended December 31,
 1997
Individual life........... $  200,175  $ 75,914  $  211,921 $ 36,185  $    --
Individual health.........     63,548     5,934      37,706   29,216    63,383
Group life and health.....    146,694    11,888     103,581   91,568   143,580
Annuity...................    657,695   352,688     571,434  364,216       --
                           ----------  --------  ---------- --------
                           $1,068,112  $446,424  $  924,642 $521,185
                           ==========  ========  ========== ========

-------------------------
* Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

                           PFL Life Insurance Company

                                  Reinsurance
                             (Dollars in thousands)

SCHEDULE IV

                                                Assumed             Percentage
                                    Ceded to     From               of Amount
                           Gross      Other      Other      Net      Assumed
                           Amount   Companies  Companies   Amount     to Net
                         ---------- ---------  --------- ---------- ----------
Year ended December 31,
 1999
Life insurance in
 force.................. $6,538,901 $(500,192) $415,910  $6,454,619    6.4%
                         ========== =========  ========  ==========    ===
Premiums:
  Individual life....... $  227,363 $   3,967  $  2,723  $  226,119    1.2%
  Individual health.....     83,489     5,504       --       77,985    --
  Group life and
   health...............    205,752   122,113       --       83,639    --
  Annuity...............  1,426,112    12,726       --    1,413,386    --
                         ---------- ---------  --------  ----------    ---
                         $1,942,716 $ 144,310  $  2,723  $1,801,129    0.2%
                         ========== =========  ========  ==========    ===
Year ended December 31,
 1998
Life insurance in
 force.................. $6,384,095 $ 438,590  $ 39,116  $5,984,621     .6%
                         ========== =========  ========  ==========    ===
Premiums:
  Individual life....... $  515,164 $   3,692  $  2,366  $  513,838     .5%
  Individual health.....     76,438     7,475       --       68,963    --
  Group life and
   health...............    255,848   144,301       --      111,547    --
  Annuity...............    686,372    18,096       --      668,276    --
                         ---------- ---------  --------  ----------    ---
                         $1,533,822 $ 173,564  $  2,366  $1,362,624     .2%
                         ========== =========  ========  ==========    ===
Year ended December 31,
 1997
Life insurance in
 force.................. $5,025,027 $ 420,519  $ 35,486  $4,639,994     .8%
                         ========== =========  ========  ==========    ===
Premiums:
  Individual life....... $  201,691 $   3,554  $  2,038  $  200,175    1.0%
  Individual health.....     73,593    10,045       --       63,548    --
  Group life and
   health...............    339,269   192,575       --      146,694    --
  Annuity...............    697,893    40,198       --      657,695    --
                         ---------- ---------  --------  ----------    ---
                         $1,312,446 $ 246,372  $  2,038  $1,068,112     .2%
                         ========== =========  ========  ==========    ===

                             Financial Statements

                      PFL Endeavor VA Separate Account -
                    The Endeavor Platinum Variable Annuity

                         Year ended December 31, 1999
                      with Report of Independent Auditors

                      PFL Endeavor VA Separate Account -
                    The Endeavor Platinum Variable Annuity

                             Financial Statements


                         Year ended December 31, 1999



                                   Contents

Report of Independent Auditors............................................   1

Financial Statements

Balance Sheets............................................................   2
Statements of Operations..................................................   6
Statements of Changes in Contract Owners' Equity..........................  10
Notes to Financial Statements.............................................  14

                        Report of Independent Auditors



The Board of Directors and Contract Owners of The Endeavor Platinum Variable Annuity,
PFL Life Insurance Company


We have audited the accompanying balance sheets of certain subaccounts of PFL Endeavor VA Separate Account (comprised of the Endeavor Money Market, Endeavor Asset Allocation, T. Rowe Price International Stock, Endeavor Value Equity, Dreyfus Small Cap Value, Dreyfus U.S. Government Securities, T. Rowe Price Equity Income, T. Rowe Price Growth Stock, Endeavor Opportunity Value, Endeavor Enhanced Index, Endeavor Select 50, Endeavor High Yield, and Endeavor Janus Growth subaccounts), which are available for investment by contract owners of The Endeavor Platinum Variable Annuity, as of December 31, 1999, and the related statements of operations for the year then ended and changes in contract owners' equity for the periods indicated thereon. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 1999, by correspondence with the mutual fund's transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of PFL Endeavor VA Separate Account which are available for investment by contract owners of The Endeavor Platinum Variable Annuity at December 31, 1999, and the results of their operations for the year then ended and changes in their contract owners' equity for the periods indicated thereon in conformity with accounting principles generally accepted in the United States.


                                                           /s/ Ernst & Young LLP

Des Moines, Iowa
January 28, 2000

                      PFL Endeavor VA Separate Account -
                    The Endeavor Platinum Variable Annuity

                                Balance Sheets

                               December 31, 1999

                                                                                              Endeavor
                                                                                               Money
                                                                                               Market
                                                                                             Subaccount
                                                                                            ------------
Assets
Cash                                                                                        $        211
Investments in mutual funds, at current market value:
 Endeavor Series Trust:
  Endeavor Money Market Portfolio                                                             39,051,968
  Endeavor Asset Allocation Portfolio                                                                  -
  T. Rowe Price International Stock Portfolio                                                          -
  Endeavor Value Equity Portfolio                                                                      -
  Dreyfus Small Cap Value Portfolio                                                                    -
  Dreyfus U. S. Government Securities Portfolio                                                        -
  T. Rowe Price Equity Income Portfolio                                                                -
  T. Rowe Price Growth Stock Portfolio                                                                 -
  Endeavor Opportunity Value Portfolio                                                                 -
  Endeavor Enhanced Index Portfolio                                                                    -
  Endeavor Select 50 Portfolio                                                                         -
  Endeavor High Yield Portfolio                                                                        -
  Endeavor Janus Growth Portfolio                                                                      -
                                                                                            ------------
Total investments in mutual funds                                                             39,051,968
                                                                                            ------------
Total assets                                                                                $ 39,052,179
                                                                                            ============

Liabilities and contract owners' equity
Liabilities:
 Contract terminations payable                                                              $          -
                                                                                            ------------
Total liabilities                                                                                      -

Contract owners' equity:
 Deferred annuity contracts terminable by owners                                              39,052,179
                                                                                            ------------
Total liabilities and contract owners' equity                                               $ 39,052,179
                                                                                            ============

See accompanying notes.

                           T. Rowe Price                                                Dreyfus U. S.
    Endeavor Asset         International          Endeavor       Dreyfus Small           Government
      Allocation                Stock           Value Equity       Cap Value             Securities
      Subaccount             Subaccount          Subaccount        Subaccount            Subaccount
-----------------------------------------------------------------------------------------------------
     $         9             $         -         $         5       $         3          $         -


               -                       -                   -                 -                    -
      38,043,638                       -                   -                 -                    -
               -              28,708,944                   -                 -                    -
               -                       -          29,860,769                 -                    -
               -                       -                   -        26,180,237                    -
               -                       -                   -                 -           16,899,935
               -                       -                   -                 -                    -
               -                       -                   -                 -                    -
               -                       -                   -                 -                    -
               -                       -                   -                 -                    -
               -                       -                   -                 -                    -
               -                       -                   -                 -                    -
               -                       -                   -                 -                    -
-----------------------------------------------------------------------------------------------------
      38,043,638              28,708,944          29,860,769        26,180,237           16,899,935
-----------------------------------------------------------------------------------------------------
     $38,043,647             $28,708,944         $29,860,774       $26,180,240          $16,899,935
=====================================================================================================



     $         -             $         4         $         -       $         -          $        82
-----------------------------------------------------------------------------------------------------
               -                       4                   -                 -                   82


      38,043,647              28,708,940          29,860,774        26,180,240           16,899,853
-----------------------------------------------------------------------------------------------------
     $38,043,647             $28,708,944         $29,860,774       $26,180,240          $16,899,935
=====================================================================================================

                      PFL Endeavor VA Separate Account -
                    The Endeavor Platinum Variable Annuity

                          Balance Sheets (continued)

                                                                                          T. Rowe Price
                                                                                               Equity
                                                                                               Income
                                                                                             Subaccount
                                                                                         ----------------
Assets
Cash                                                                                         $         -
Investments in mutual funds, at current market value:
 Endeavor Series Trust:
  Endeavor Money Market Portfolio                                                                      -
  Endeavor Asset Allocation Portfolio                                                                  -
  T. Rowe Price International Stock Portfolio                                                          -
  Endeavor Value Equity Portfolio                                                                      -
  Dreyfus Small Cap Value Portfolio                                                                    -
  Dreyfus U. S. Government Securities Portfolio                                                        -
  T. Rowe Price Equity Income Portfolio                                                       39,495,474
  T. Rowe Price Growth Stock Portfolio                                                                 -
  Endeavor Opportunity Value Portfolio                                                                 -
  Endeavor Enhanced Index Portfolio                                                                    -
  Endeavor Select 50 Portfolio                                                                         -
  Endeavor High Yield Portfolio                                                                        -
  Endeavor Janus Growth Portfolio                                                                      -
                                                                                         ----------------
Total investments in mutual funds                                                             39,495,474
                                                                                         ----------------
Total assets                                                                                 $39,495,474
                                                                                         ================

Liabilities and contract owners' equity
Liabilities:
 Contract terminations payable                                                               $         2
                                                                                         ----------------
Total liabilities                                                                                      2

Contract owners' equity:
 Deferred annuity contracts terminable by owners                                              39,495,472
                                                                                         ----------------
Total liabilities and contract owners' equity                                                $39,495,474
                                                                                         ================

See accompanying notes.

                            Endeavor            Endeavor                                                  Endeavor
  T. Rowe Price           Opportunity           Enhanced         Endeavor              Endeavor            Janus
  Growth Stock               Value               Index           Select 50            High Yield           Growth
   Subaccount              Subaccount          Subaccount        Subaccount           Subaccount         Subaccount
----------------------------------------------------------------------------------------------------------------------
  $         -              $        1         $        24         $         -         $        5          $          -


            -
            -                       -                   -                   -                  -                     -
            -                       -                   -                   -                  -                     -
            -                       -                   -                   -                  -                     -
            -                       -                   -                   -                  -                     -
            -                       -                   -                   -                  -                     -
            -                       -                   -                   -                  -                     -
                                    -                   -                   -                  -                     -
   46,346,805                       -                   -                   -                  -                     -
            -               6,997,241                   -                   -                  -                     -
            -                       -          39,862,279                   -                  -                     -
            -                       -                   -          13,414,972                  -                     -
            -                       -                   -                   -          4,722,846                     -
            -                       -                   -                   -                  -           153,902,286
----------------------------------------------------------------------------------------------------------------------
   46,346,805               6,997,241          39,862,279          13,414,972          4,722,846           153,902,286
----------------------------------------------------------------------------------------------------------------------
  $46,346,805              $6,997,242         $39,862,303         $13,414,972         $4,722,851          $153,902,286
======================================================================================================================



  $        11              $        -         $         -         $       303         $        -          $          6
----------------------------------------------------------------------------------------------------------------------
           11                       -                   -                 303                  -                     6


   46,346,794               6,997,242          39,862,303          13,414,669          4,722,851           153,902,280
----------------------------------------------------------------------------------------------------------------------
  $46,346,805              $6,997,242         $39,862,303         $13,414,972         $4,722,851          $153,902,286
======================================================================================================================

                      PFL Endeavor VA Separate Account -
                    The Endeavor Platinum Variable Annuity

                           Statements of Operations

                         Year ended December 31, 1999

                                                                                             Endeavor
                                                                                              Money
                                                                                              Market
                                                                                            Subaccount
                                                                                           ------------
Net investment income (loss)
Income:
 Dividends                                                                                 $  1,615,031
Expenses:
 Administrative, mortality and expense risk charges                                             564,510
                                                                                           ------------
Net investment income (loss)                                                                  1,050,521

Net realized and unrealized capital gain (loss) from investments
Net realized capital gain (loss) from sales of investments:
 Proceeds from sales                                                                        232,058,111
 Cost of investments sold                                                                   232,058,111
                                                                                           ------------
Net realized capital gain (loss) from sales of investments                                            -

Net change in unrealized appreciation/depreciation of investments:
 Beginning of the period                                                                              -
 End of the period                                                                                    -
                                                                                           ------------
Net change in unrealized appreciation/depreciation of investments                                     -
                                                                                           ------------
Net realized and unrealized capital gain (loss) from investments                                      -
                                                                                           ------------
Increase (decrease) from operations                                                        $  1,050,521
                                                                                           ============

(1) For the period January 1, 1999 through April 30, 1999, activity reflected in this subaccount is related to investments in the Growth Portfolio of the WRL Series Fund, Inc. As of the close of business on April 30, 1999, the investments in the Growth Portfolio of the WRL Series Fund, Inc. were replaced by investments in the Endeavor Janus Growth Portfolio of the Endeavor Series Trust. The investment results of the Endeavor Janus Growth Portfolio of the Endeavor Series Trust are reflected in this subaccount for the period May 1, 1999 through December 31, 1999.

See accompanying notes.

     Endeavor         T. Rowe Price                                Dreyfus          Dreyfus U.S.
      Asset           International           Endeavor            Small Cap          Government
    Allocation           Stock              Value Equity            Value            Securities
    Subaccount         Subaccount            Subaccount           Subaccount         Subaccount
---------------------------------------------------------------------------------------------------
   $7,011,965        $    538,259          $ 1,806,350            $ 2,069,171         $ 1,039,615

      503,507             382,260              557,858                360,889             290,887
---------------------------------------------------------------------------------------------------
    6,508,458             155,999            1,248,492              1,708,282             748,728


    4,323,886         171,885,873            9,549,607             23,461,860           6,617,091
    3,537,954         163,968,979            7,163,402             24,172,731           6,619,666
---------------------------------------------------------------------------------------------------
      785,932           7,916,894            2,386,205               (710,871)             (2,575)


    2,887,285           2,132,478            4,719,210             (1,865,079)            538,279
    2,753,785           2,023,930             (367,354)             2,369,190            (646,757)
---------------------------------------------------------------------------------------------------
     (133,500)           (108,548)          (5,086,564)             4,234,269          (1,185,036)
---------------------------------------------------------------------------------------------------
      652,432           7,808,346           (2,700,359)             3,523,398          (1,187,611)
---------------------------------------------------------------------------------------------------
   $7,160,890        $  7,964,345          $(1,451,867)           $ 5,231,680         $  (438,883)
===================================================================================================

                       PFL Endeavor VA Separate Account -
                     The Endeavor Platinum Variable Annuity

                      Statements of Operations (continued)



                                                                                        T. Rowe Price
                                                                                            Equity
                                                                                            Income
                                                                                          Subaccount
                                                                                    -------------------
Net investment income (loss)
Income:
 Dividends                                                                              $ 2,449,370
Expenses:
 Administrative, mortality and expense risk charges                                         653,774
                                                                                    -------------------
Net investment income (loss)                                                              1,795,596

Net realized and unrealized capital gain (loss) from investments
Net realized capital gain (loss) from sales of investments:
 Proceeds from sales                                                                     11,517,332
 Cost of investments sold                                                                 8,695,003
                                                                                    -------------------
Net realized capital gain (loss) from sales of investments                                2,822,329

Net change in unrealized appreciation/depreciation of investments:
 Beginning of the period                                                                  4,218,057
 End of the period                                                                          184,247
                                                                                    -------------------
Net change in unrealized appreciation/depreciation of investments                        (4,033,810)
                                                                                    -------------------
Net realized and unrealized capital gain (loss) from investments                         (1,211,481)
                                                                                    -------------------
Increase (decrease) from operations                                                     $   584,115
                                                                                    ===================

(1) For the period January 1, 1999 through April 30, 1999, activity reflected in this subaccount is related to investments in the Growth Portfolio of the WRL Series Fund, Inc. As of the close of business on April 30, 1999, the investments in the Growth Portfolio of the WRL Series Fund, Inc. were replaced by investments in the Endeavor Janus Growth Portfolio of the Endeavor Series Trust. The investment results of the Endeavor Janus Growth Portfolio of the Endeavor Series Trust are reflected in this subaccount for the period May 1, 1999 through December 31, 1999.

See accompanying notes.

                       Endeavor          Endeavor                                                Endeavor
 T. Rowe Price       Opportunity         Enhanced            Endeavor           Endeavor          Janus
 Growth Stock           Value             Index             Select 50          High Yield         Growth
  Subaccount          Subaccount        Subaccount          Subaccount         Subaccount      Subaccount(1)
---------------------------------------------------------------------------------------------------------------
$  3,107,184          $  141,820         $1,122,453        $        -         $   65,267        $          -

     632,486             120,549            456,421           144,114             60,944           1,591,917
---------------------------------------------------------------------------------------------------------------
   2,474,698              21,271            666,032          (144,114)             4,323          (1,591,917)


  11,420,739           2,825,221          7,292,461         4,206,529          2,923,359          15,812,816
   7,372,596           2,622,732          5,949,290         3,648,408          2,857,567           8,231,448
---------------------------------------------------------------------------------------------------------------
   4,048,143             202,489          1,343,171           558,121             65,792           7,581,368


   8,125,061             152,193          2,062,467           188,366             14,411          21,954,561
   9,092,065             168,397          4,295,747         3,476,387             46,242          64,090,620
---------------------------------------------------------------------------------------------------------------
     967,004              16,204          2,233,280         3,288,021             31,831          42,136,059
---------------------------------------------------------------------------------------------------------------
   5,015,147             218,693          3,576,451         3,846,142             97,623          49,717,427
---------------------------------------------------------------------------------------------------------------
$  7,489,845          $  239,964         $4,242,483        $3,702,028         $  101,946         $48,125,510
===============================================================================================================

                       PFL Endeavor VA Separate Account -
                     The Endeavor Platinum Variable Annuity

                Statements of Changes in Contract Owners' Equity

            Years ended December 31, 1999 and 1998, except as noted


                                                    Endeavor Money Market                      Endeavor Asset Allocation
                                                          Subaccount                                   Subaccount
                                             ------------------------------------          ------------------------------------
                                                    1999                1998                       1999                1998
                                             ------------------------------------          ------------------------------------
Operations:
 Net investment income (loss)                    $  1,050,521         $   725,891               $ 6,508,458         $ 1,778,019
 Net realized capital gain (loss)                           -                   -                   785,932             775,484
 Net change in unrealized
  appreciation/depreciation of investments                  -                   -                  (133,500)            548,069
                                             ------------------------------------          ------------------------------------
Increase (decrease) from operations                 1,050,521             725,891                 7,160,890           3,101,572

Contract transactions:
 Net contract purchase payments                    26,696,752          13,984,572                 4,993,810           6,322,863
 Transfer payments from (to) other
  subaccounts or general account                   (2,448,674)          6,105,400                 2,412,396           1,665,332
 Contract terminations, withdrawals and
  other deductions                                (15,297,772)         (6,179,871)               (3,064,544)         (1,609,068)
                                             ------------------------------------          ------------------------------------
Increase (decrease) from contract
 transactions                                       8,950,306          13,910,101                 4,341,662           6,379,127
                                             ------------------------------------          ------------------------------------
Net increase (decrease) in contract
 owners' equity                                    10,000,827          14,635,992                11,502,552           9,480,699

Contract owners' equity:
 Beginning of the period                           29,051,352          14,415,360                26,541,095          17,060,396
                                             ------------------------------------          ------------------------------------
 End of the period                               $ 39,052,179         $29,051,352               $38,043,647         $26,541,095
                                             ====================================          ====================================

(1) Commencement of operations, February 2, 1998.
(2) Commencement of operations, June 2, 1998.
(3) For the period January 1, 1999 through April 30, 1999 and the year ended December 31, 1998, activity reflected in this subaccount is related to investments in the Growth Portfolio of the WRL Series Fund, Inc. As of the close of business on April 30, 1999, the investments in the Growth Portfolio of the WRL Series Fund, Inc. were replaced by investments in the Endeavor Janus Growth Portfolio of the Endeavor Series Trust. The investment results and contract transactions of the Endeavor Janus Growth Portfolio of the Endeavor Series Trust are reflected in this subaccount for the period May 1, 1999 through December 31, 1999.


See accompanying notes.

T. Rowe Price International          Endeavor Value Equity           Dreyfus Small Cap           Dreyfus U. S. Government
     Stock Subaccount                     Subaccount                  Value Subaccount             Securities Subaccount
----------------------------     ----------------------------    --------------------------    ----------------------------
  1999              1998             1999            1998            1999          1998            1999            1998
----------------------------     ----------------------------    --------------------------    ----------------------------
$   155,999     $   (39,627)     $ 1,248,492     $   409,754     $ 1,708,282   $ 2,289,317     $   748,728     $   179,579
  7,916,894         788,056        2,386,205       1,704,194        (710,871)      219,441          (2,575)        324,015


   (108,548)      1,382,830       (5,086,564)       (367,527)      4,234,269    (3,465,199)     (1,185,036)        140,111
----------------------------     ----------------------------    --------------------------    ----------------------------
  7,964,345       2,131,259       (1,451,867)      1,746,421       5,231,680      (956,441)       (438,883)        643,705


  2,384,182       4,524,725        3,729,862       9,463,567       4,608,715     7,328,731       7,032,574       9,791,715

   (244,808)       (458,818)      (4,636,073)     (2,760,522)     (3,095,007)       (1,085)     (3,713,213)       (464,028)

 (2,192,901)     (1,638,303)      (4,550,940)     (2,673,230)     (2,615,504)   (1,146,873)     (2,131,606)       (994,154)
----------------------------     ----------------------------    --------------------------    ----------------------------

    (53,527)      2,427,604       (5,457,151)      4,029,815      (1,101,796)    6,180,773       1,187,755       8,333,533
----------------------------     ----------------------------    --------------------------    ----------------------------

  7,910,818       4,558,863       (6,909,018)      5,776,236       4,129,884     5,224,332         748,872       8,977,238


 20,798,122      16,239,259       36,769,792      30,993,556      22,050,356    16,826,024      16,150,981       7,173,743
----------------------------     ----------------------------    --------------------------    ----------------------------
$28,708,940     $20,798,122      $29,860,774     $36,769,792     $26,180,240   $22,050,356     $16,899,853     $16,150,981
============================     ============================    ==========================    ============================

                       PFL Endeavor VA Separate Account -
                     The Endeavor Platinum Variable Annuity

          Statements of Changes in Contract Owners' Equity (continued)


                                           T. Rowe Price Equity          T. Rowe Price Growth         Endeavor Opportunity
                                            Income Subaccount              Stock Subaccount             Value Subaccount
                                      ----------------------------    --------------------------    ------------------------
                                            1999          1998            1999          1998            1999         1998
                                      ----------------------------    --------------------------    ------------------------
Operations:
Net investment income (loss)            $ 1,795,596   $ 1,127,202     $ 2,474,698   $   768,588     $    21,271   $  (30,943)
Net realized capital gain (loss)          2,822,329     1,353,856       4,048,143     1,673,070         202,489      144,512
Net change in unrealized
  appreciation/depreciation of
  investments                            (4,033,810)     (434,106)        967,004     3,982,068          16,204      (20,417)
                                      ----------------------------    --------------------------    ------------------------
Increase (decrease) from                    584,115     2,046,952       7,489,845     6,423,726         239,964       93,152
  operations
Contract transactions:
Net contract purchase payments            6,620,464    12,359,064       6,852,927     8,617,223       1,429,404    3,797,167
Transfer payments from (to)
  other subaccounts or general
  account                                (2,784,136)      134,392       1,114,317       (30,420)     (1,184,383)     420,857
Contract terminations, withdrawals
  and other deductions                   (4,101,494)   (2,558,676)     (4,112,780)   (1,689,566)     (1,289,836)    (419,195)
                                      ----------------------------    --------------------------    ------------------------
Increase (decrease) from contract
  transactions                             (265,166)    9,934,780       3,854,464     6,897,237      (1,044,815)   3,798,829
                                      ----------------------------    --------------------------    ------------------------
Net increase (decrease) in
  contract owners' equity                   318,949    11,981,732      11,344,309    13,320,963        (804,851)   3,891,981

Contract owners' equity:
  Beginning of the period                39,176,523    27,194,791      35,002,485    21,681,522       7,802,093    3,910,112
                                      ----------------------------    --------------------------    ------------------------
  End of the period                     $39,495,472   $39,176,523     $46,346,794   $35,002,485     $ 6,997,242   $7,802,093
                                      ============================    ==========================    ========================

(1)  Commencement of operations, February 2, 1998.
(2)  Commencement of operations, June 2, 1998.
(3) For the period January 1, 1999 through April 30, 1999 and the year ended December 31, 1998, activity reflected in this subaccount is related to investments in the Growth Portfolio of the WRL Series Fund, Inc. As of the close of business on April 30, 1999, the investments in the Growth Portfolio of the WRL Series Fund, Inc. were replaced by investments in the Endeavor Janus Growth Portfolio of the Endeavor Series Trust. The investment results and contract transactions of the Endeavor Janus Growth Portfolio of the Endeavor Series Trust are reflected in this subaccount for the period May 1, 1999 through December 31, 1999.


See accompanying notes.

    Endeavor Enhanced                Endeavor Select 50                  Endeavor                 Endeavor Janus
     Index Subaccount                    Subaccount               High Yield Subaccount          Growth Subaccount
-------------------------      ---------------------------       -----------------------     --------------------------
    1999          1998             1999           1998 (1)          1999       1998 (2)         1999 (3)        1998
-------------------------      ---------------------------       -----------------------     --------------------------
$   666,032   $  (120,798)     $  (144,114)     $ (106,853)      $    4,323   $   (9,982)    $ (1,591,917)  $  (271,864)
  1,343,171       524,508          558,121          46,853           65,792       (5,548)       7,581,368     1,981,584

  2,233,280     2,009,224        3,288,021         188,366           31,831       14,411       42,136,059    22,059,600
-------------------------      ---------------------------       -----------------------     --------------------------
  4,242,483     2,412,934        3,702,028         128,366          101,946       (1,119)      48,125,510    23,769,320


 13,316,734     8,795,952        2,066,101       5,538,695        3,036,173    1,264,085       25,265,904    12,438,957


  7,307,526     2,408,070          (60,688)      3,150,217         (304,400)   1,238,821       20,382,582       918,706

 (1,820,195)     (357,307)        (882,861)       (227,189)        (494,544)    (118,111)      (8,317,198)   (3,583,648)
-------------------------      ---------------------------       -----------------------     --------------------------

 18,804,065    10,846,715        1,122,552       8,461,723        2,237,229    2,384,795       37,331,288     9,774,015
-------------------------      ---------------------------       -----------------------     --------------------------

 23,046,548    13,259,649        4,824,580       8,590,089        2,339,175    2,383,676       85,456,798    33,543,335


 16,815,755     3,556,106        8,590,089               -        2,383,676            -       68,445,482    34,902,147
-------------------------      ---------------------------       -----------------------     --------------------------
$39,862,303   $16,815,755      $13,414,669      $8,590,089       $4,722,851   $2,383,676     $153,902,280   $68,445,482
=========================      ===========================       =======================     ==========================

                      PFL Endeavor VA Separate Account -
                    The Endeavor Platinum Variable Annuity

                         Notes to Financial Statements

                               December 31, 1999


1. Organization and Summary of Significant Accounting Policies

Organization

The PFL Endeavor VA Separate Account (the "Mutual Fund Account") is a segregated investment account of PFL Life Insurance Company ("PFL Life"), an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of sixteen investment subaccounts, thirteen of which are invested in specified portfolios of the Endeavor Series Trust (the "Series Fund"). Activity in these thirteen investment subaccounts is available to contract owners of The Endeavor Platinum Variable Annuity, The Endeavor Variable Annuity, and the Endeavor ML Variable Annuity, also issued by PFL Life. The amounts reported herein represent the activity related to contract owners of The Endeavor Platinum Variable Annuity only. The remaining three investment subaccounts (not included herein), are available to the contract owners of The Endeavor ML Variable Annuity.

Prior to April 30, 1999, the Growth Portfolio of the WRL Series Fund, Inc. was available to contract owners of The Endeavor Platinum Variable Annuity as an investment option. As of the close of business on April 30, 1999, all shares of the Growth Portfolio of the WRL Series Fund, Inc. were exchanged for shares of the Endeavor Janus Growth Portfolio of the Endeavor Series Trust. This exchange had no impact at the date of transfer on investments in mutual funds or total contract owners' equity. The Endeavor Select 50 Subaccount and the Endeavor High Yield Subaccount commenced operations on February 2, 1998 and June 2, 1998, respectively.

Investments

Net purchase payments received by the Mutual Fund Account for The Endeavor Platinum Variable Annuity are invested in the portfolios of the Series Fund as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 1999.

                       PFL Endeavor VA Separate Account -
                     The Endeavor Platinum Variable Annuity

                   Notes to Financial Statements (continued)



1. Organization and Summary of Significant Accounting Policies (continued)

Realized capital gain and losses from sales of shares in the Series Fund are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Series Fund are credited or charged to contract owners' equity.

Dividend Income

Dividends received from the Series Fund investments are reinvested to purchase additional mutual fund shares.


2. Investments

A summary of the mutual fund investments at December 31, 1999 follows:

                                                                Net Asset
                                               Number of        Value Per        Market
                                              Shares Held         Share           Value            Cost
                                             ----------------------------------------------------------------
Endeavor Series Trust:
  Endeavor Money Market Portfolio            39,051,967.630       $ 1.00      $ 39,051,968       $39,051,968
  Endeavor Asset Allocation Portfolio         1,662,020.018        22.89        38,043,638        35,289,853
  T. Rowe Price International Stock
   Portfolio                                  1,374,949.402        20.88        28,708,944        26,685,014
  Endeavor Value Equity Portfolio             1,493,785.337        19.99        29,860,769        30,228,123
  Dreyfus Small Cap Value Portfolio           1,585,719.990        16.51        26,180,237        23,811,047
  Dreyfus U. S. Government Securities
   Portfolio                                  1,465,735.929        11.53        16,899,935        17,546,692
  T. Rowe Price Equity Income Portfolio       2,025,408.913        19.50        39,495,474        39,311,227
  T. Rowe Price Growth Stock Portfolio        1,612,623.698        28.74        46,346,805        37,254,740
  Endeavor Opportunity Value Portfolio          557,105.188        12.56         6,997,241         6,828,844
  Endeavor Enhanced Index Portfolio           2,195,059.441        18.16        39,862,279        35,566,532
  Endeavor Select 50 Portfolio                  851,203.820        15.76        13,414,972         9,938,585
  Endeavor High Yield Portfolio                 468,071.909        10.09         4,722,846         4,676,604
  Endeavor Janus Growth Portfolio             1,613,738.976        95.37       153,902,286        89,811,666

                       PFL Endeavor VA Separate Account -
                     The Endeavor Platinum Variable Annuity

                   Notes to Financial Statements (continued)


2. Investments (continued)

The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                                                           Period ended December 31
                                                                1999                                   1998
                                                   ----------------------------------      -------------------------------
                                                      Purchases             Sales             Purchases           Sales
                                                   ----------------------------------      -------------------------------
 Endeavor Series Trust:
  Endeavor Money Market Portfolio                    $242,058,526        $232,058,111         $42,092,297      $27,455,766
  Endeavor Asset Allocation Portfolio                  15,173,987           4,323,886          11,690,785        3,534,051
  T. Rowe Price International Stock Portfolio         171,988,337         171,885,873           6,565,083        4,177,468
  Endeavor Value Equity Portfolio                       5,340,927           9,549,607          10,061,100        5,622,527
  Dreyfus Small Cap Value Portfolio                    24,068,337          23,461,860          13,898,791        5,429,288
  Dreyfus U. S. Government Securities
   Portfolio                                            8,553,649           6,617,091          11,850,173        3,337,050
  T. Rowe Price Equity Income Portfolio                13,047,748          11,517,332          16,092,948        5,031,745
  T. Rowe Price Growth Stock Portfolio                 17,749,904          11,420,739          12,491,263        4,826,332
  Endeavor Opportunity Value Portfolio                  1,801,678           2,825,221           4,948,985        1,181,189
  Endeavor Enhanced Index Portfolio                    26,762,535           7,292,461          14,850,925        4,125,122
  Endeavor Select 50 Portfolio                          5,185,057           4,206,529           9,782,573        1,427,490
  Endeavor High Yield Portfolio                         5,164,904           2,923,359           2,684,430          309,615
  Endeavor Janus Growth Portfolio                      51,552,177          15,812,816          17,316,520        7,815,859

                      PFL Endeavor VA Separate Account -
                    The Endeavor Platinum Variable Annuity

                   Notes to Financial Statements (continued)



3. Contract Owners' Equity

A summary of deferred annuity contracts terminable by owners at December 31, 1999 follows:

                                                  Return of Premium Death Benefit
                                      ------------------------------------------------------
                                                                                  Total
                                          Accumulation      Accumulation        Contract
              Subaccount                  Units Owned        Unit Value          Value
--------------------------------------------------------------------------------------------
Endeavor Money Market                      7,359,736.147         $ 1.201368      $ 8,841,752
Endeavor Asset Allocation                  1,347,870.453           2.358574        3,179,052
T. Rowe Price International Stock          1,699,977.857           1.736396        2,951,835
Endeavor Value Equity                        924,905.846           2.023956        1,871,969
Dreyfus Small Cap Value                    1,150,008.250           2.115582        2,432,937
Dreyfus U. S. Government Securities        2,509,680.360           1.246338        3,127,910
T. Rowe Price Equity Income                1,724,375.455           2.089513        3,603,105
T. Rowe Price Growth Stock                 1,048,447.131           3.097854        3,247,936
Endeavor Opportunity Value                   729,063.601           1.235199          900,539
Endeavor Enhanced Index                    3,446,692.138           1.833086        6,318,083
Endeavor Select 50                           878,307.676           1.531878        1,345,460
Endeavor High Yield                        1,167,355.038           1.001525        1,169,135
Endeavor Janus Growth                        383,039.881          47.053720       18,023,451

                                         5% Annually Compounding Death Benefit and Double
                                                      Enhanced Death Benefit
                                    ---------------------------------------------------------
                                                                                  Total
                                          Accumulation      Accumulation        Contract
              Subaccount                  Units Owned        Unit Value          Value
---------------------------------------------------------------------------------------------
Endeavor Money Market                     25,237,355.183         $ 1.197052      $ 30,210,427
Endeavor Asset Allocation                 14,835,442.284           2.350088        34,864,595
T. Rowe Price International Stock         14,886,967.987           1.730178        25,757,105
Endeavor Value Equity                     13,878,688.966           2.016675        27,988,805
Dreyfus Small Cap Value                   11,265,409.515           2.107984        23,747,303
Dreyfus U. S. Government Securities       11,107,749.467           1.239850        13,771,943
T. Rowe Price Equity Income               17,239,278.320           2.082011        35,892,367
T. Rowe Price Growth Stock                13,962,698.692           3.086714        43,098,858
Endeavor Opportunity Value                 4,953,615.990           1.230758         6,096,703
Endeavor Enhanced Index                   18,365,179.331           1.826512        33,544,220
Endeavor Select 50                         7,900,925.826           1.527569        12,069,209
Endeavor High Yield                        3,556,578.835            .999195         3,553,716
Endeavor Janus Growth                      2,898,149.189          46.884691       135,878,829

                      PFL Endeavor VA Separate Account -
                    The Endeavor Platinum Variable Annuity

                   Notes to Financial Statements (continued)


3. Contract Owners' Equity (continued)

A summary of changes in contract owners' account units follows:

                                                     Endeavor           Endeavor        T. Rowe Price
                                                      Money              Asset          International       Endeavor
                                                      Market           Allocation          Stock          Value Equity
                                                    Subaccount        Subaccount         Subaccount        Subaccount
                                             --------------------------------------------------------------------------
Units outstanding at January 1, 1998                12,826,290        10,512,990          13,879,519         15,509,654
 Units purchased                                    13,098,851         4,089,099           3,625,148          4,697,062
 Units redeemed and transferred                       (920,637)         (561,270)         (1,854,334)        (2,819,684)
                                             --------------------------------------------------------------------------
Units outstanding at December 31, 1999
                                                    25,004,504        14,040,819          15,650,333         17,387,032
 Units purchased                                    23,201,764         2,832,289           1,826,276          1,856,179
 Units redeemed and transferred                    (15,609,177)         (689,795)           (889,663)        (4,439,616)
                                             --------------------------------------------------------------------------
Units outstanding at December 31, 1999
                                                    32,597,091        16,183,313          16,586,946         14,803,595
                                             ==========================================================================

                                                                                                           T. Rowe
                                                     Dreyfus        Dreyfus U. S.     T. Rowe Price        Price
                                                    Small Cap        Government          Equity            Growth
                                                      Value          Securities          Income            Stock
                                                    Subaccount       Subaccount        Subaccount        Subaccount
                                             -------------------------------------------------------------------------
Units outstanding at January 1, 1998                 9,777,620          5,951,216        14,231,254         10,688,552
 Units purchased                                     4,490,339          8,009,922         6,613,382          4,000,942
 Units redeemed and transferred                       (954,930)        (1,281,263)       (1,694,359)        (1,059,577)
                                             -------------------------------------------------------------------------
Units outstanding at December 31, 1998
                                                    13,313,029         12,679,875        19,150,277         13,629,917
 Units purchased                                     2,572,530          5,943,657         3,251,078          2,759,861
 Units redeemed and transferred                     (3,470,141)        (5,006,102)       (3,437,701)        (1,378,632)
                                             -------------------------------------------------------------------------
Units outstanding at December 31, 1999
                                                    12,415,418         13,617,430        18,963,654         15,011,146
                                             -------------------------------------------------------------------------

                      PFL Endeavor VA Separate Account -
                    The Endeavor Platinum Variable Annuity

                   Notes to Financial Statements (continued)



3. Contract Owners' Equity (continued)

                                                       Endeavor           Endeavor
                                                      Opportunity         Enhanced       Endeavor
                                                        Value              Index         Select 50
                                                      Subaccount         Subaccount      Portfolio
                                                    -----------------------------------------------
Units outstanding at January 1, 1998                  3,388,725          2,925,194               -
 Units purchased                                      3,252,873          6,535,647       5,311,601
 Units redeemed and transferred                        (108,232)         1,237,509       2,866,660
                                                    -----------------------------------------------
Units outstanding at December 31, 1998                6,533,366         10,698,350       8,178,261
 Units purchased                                      1,186,092          8,335,555       1,818,683
 Units redeemed and transferred                      (2,036,778)         2,777,966      (1,217,710)
                                                    -----------------------------------------------
Units outstanding at December 31, 1999                5,682,680         21,811,871       8,779,234
                                                    ===============================================

                                                                          Endeavor
                                                        Endeavor           Janus
                                                       High Yield          Growth
                                                       Portfolio         Subaccount
                                                    ---------------------------------
Units outstanding at January 1, 1998                           -         1,885,503
 Units purchased                                       1,467,292           561,874
 Units redeemed and transferred                        1,015,633          (162,462)
                                                    ---------------------------------
Units outstanding at December 31, 1998                 2,482,925         2,284,915
 Units purchased                                       3,108,822           752,655
 Units redeemed and transferred                         (867,813)          243,619
                                                    ---------------------------------
Units outstanding at December 31, 1999                 4,723,934         3,281,189
                                                    =================================


4. Administrative, Mortality and Expense Risk Charges

Administrative charges include an annual charge of the lesser of 2% of the policy value or $35 per contract which will commence on the first policy anniversary of each contract owners' account. For policies issued on or after May 1, 1995, the fee is waived if the sum of the premium payments less the sum of all partial withdrawals is at least $50,000 on the policy anniversary. PFL Life also deducts a daily charge equal to an annual rate of .15% of the contract owners' account for administrative expenses. In addition, during the first ten policy years PFL Life deducts a daily distribution financing charge equal to an annual rate of .25% of the value of the contract owners' account.

                      PFL Endeavor VA Separate Account -
                    The Endeavor Platinum Variable Annuity

                   Notes to Financial Statements (continued)



4. Administrative, Mortality and Expense Risk Charges (continued)

PFL Life deducts a daily charge for assuming certain mortality and expense risks. For the 5% Annually Compounding Death Benefit and the Double Enhanced Death Benefit, this charge is equal to an effective annual rate of 1.25% of the value of the contract owners' individual account. For the Return of Premium Death Benefit, the corresponding charge is equal to an effective annual rate of 1.10% of the value of the contract owners' individual account.


5. Taxes

Operations of the Mutual Fund Account form a part of PFL Life which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). The operations of the Mutual Fund Account are accounted for separately from other operations of PFL Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from PFL Life. Under existing federal income tax laws, the income of the Mutual Fund Account, to the extent applied to increase reserves under the variable annuity contracts, is not taxable to PFL Life.

                          PFL Endeavor Target Account
                                 Annual Report
                               December 31, 1999

Policyholder Letter

Dear Valued Policyholder:

We are pleased to present you with the market activity information on PFL Endeavor Target Account for the period ending December 31, 1999. We hope that you will find the underlying investment information interesting and informative.

This correspondence is also an opportunity to remind you that we welcome your comments and ideas as to how we can serve you even better. If you have any questions or comments, please call the Variable Annuity Department at 800-525-6205.

You can be assured of our continuing commitment to providing quality products and excellent service to our policyholders.

Sincerely yours,

/s/ Vincent J. McGuinness, Jr.

Vincent J. McGuinness, Jr.
President and Chief Executive Officer
PFL Endeavor Target Account

Portfolio Manager Letter

Despite a rising interest rate environment, 1999 was generally positive for US stocks. The stock market rose strongly in the first six months of the year and then suffered through a correction lasting from mid-July through mid-October as investors digested a couple of Federal Reserve interest rate hikes and their potential impact of slowing corporate earnings growth. But the stock market staged an impressive rally through the end of the year led by technology shares as the nation's economy remained strong and investors' fears of Y2K subsided. The trading during the latter part of this period was characterized by heavy investor demand for early stage growth companies, particularly technology and communications-related shares, at the expense of value stocks.

The DowSM July Target 5 Subaccount was rebalanced at mid year. Eastman Kodak and Sears replaced AT&T and International Paper. Otherwise, Caterpillar, General Motors and Philip Morris remained in the portfolio for the entire year. The Subaccount has been hurt by substantial weakness in Philip Morris (down 54%) and Sears (down 31% in H2). In addition, Eastman Kodak (down 1% in H2), Caterpillar (up 5%), and GM (up 20%) have all lagged the Dow Jones Industrial Average in 1999.

The DowSM July Target 10 Subaccount has been hurt in 1999 as investors put their faith in a glitzy high-tech future and moved away from the "smokestack companies" that dominate the Dogs of the Dow strategy. The portfolio was rebalanced at mid year and DuPont and Sears replaced AT&T and International Paper. The rest of the stocks in the portfolio remained the same. Substantial weakness occurred in Philip Morris (down 54%), Sears (down 31% in H2), and Eastman Kodak (down 6%). Of the remaining seven components of the subaccount, Caterpillar (up 5%), Chevron (up 7%), DuPont (down 3% in H2), Exxon Mobil (up 13%), GM (up 20%) and J.P. Morgan (up 24%) have all lagged the DJIA return. Only Minnesota Mining (up 41%), has managed to beat the DJIA return for 1999.

Chevron was removed from the Dow Jones Industrial Average on November 1, 1999 and Exxon Corp. completed the purchase of Mobil Corp. on November 30, 1999.

The DowSM January Target 5 Subaccount has been hurt by substantial weakness in two of its five components. Philip Morris has been hit hard (down 54%) due to concerns about the tobacco industry's mounting legal battles. Goodyear Tire (down 42%) has been punished due to disappointment over its fourth straight quarter of declining earnings. In addition, Goodyear was removed from the Dow Jones Industrial Average (DJIA) on November 1, 1999. Caterpillar, although up for the year (up 5%), has lagged the index after announcing significantly lower year over year third quarter profits and repeatedly warning analysts about 1999 full year earnings. DuPont (up 27%) has matched the DJIA return for the year and only Minnesota Mining & Mfg. has outperformed the index, up 41%.

The DowSM January Target 10 Subaccount has been hurt in 1999 as investors put their faith in a glitzy high-tech future and moved away from the "smokestack companies" that dominate the Dogs of the Dow strategy. Substantial weakness occurred in three of its ten components. Philip Morris has been hit hard (down 54%) due to concerns about the tobacco industry's mounting legal battles. Goodyear Tire (down 42%) has been punished due to disappointment over its fourth straight quarter of declining earnings. In addition, Goodyear was removed from the Dow Jones Industrial Average (DJIA) effective November 1, 1999. Eastman Kodak (down 6%) has had a tough fight with rival Fuji Photo in the traditional film marketplace and has not convinced investors that its vision of digital imaging will be realized. Of the remaining seven components of the subaccount, five have underperformed the DJIA, one has matched the index return, and only one has managed to beat the index. Caterpillar (up 5%), Chevron (up 7%), Exxon Mobil (up 13%), GM (up 20%) and J.P. Morgan (up 24%) have all lagged the market return. (Exxon Corp. purchased Mobil Corp. in November for $85.2 billion.) Only DuPont (up 27%) and Minnesota Mining (up 41%), have managed to match or beat the DJIA return for 1999.

Portfolio Manager Letter


The outlook for US stocks remains bullish as we enter 2000 due in large part to the booming US economy. While negative factors such as the likelihood of further Federal Reserve interest rate hikes, lofty valuation levels and the perceived narrowness of the market may result in a correction sometime during the next year, the expected continuing strength in US corporate earnings should ultimately result in higher stock prices.

The Target Subaccounts identifies strong, established companies that are currently out of favor on Wall Street and likely to rebound. We believe these companies are well positioned to benefit from either a broadening of the current market rally, or a rotation out of the speculative, high-tech names that have been leading the market. Therefore, we expect the subaccount to perform well going forward and reward the patient value-oriented investor.

PFPC Inc. Advisors, L.P.

Schedule of Investments

                          PFL Endeavor Target Account
                      Dow Target 5--July Series Subaccount
                               December 31, 1999

                                                                      Market
                                                           Shares      Value
                                                           -------  -----------
COMMON STOCK--100.1%
Automotives--26.7%
  General Motors Corporation..............................  62,875  $ 4,570,227
                                                                    -----------

Consumer Products--14.0%
  Philip Morris Companies, Inc. .......................... 103,272    2,394,619
                                                                    -----------

Machinery--19.1%
  Caterpillar, Inc. ......................................  69,167    3,255,172
                                                                    -----------

Miscellaneous Manufacturing Industries--23.7%
  Eastman Kodak Company...................................  61,242    4,057,283
                                                                    -----------

Retail--16.6%
  Sears Roebuck & Company.................................  93,029    2,831,570
                                                                    -----------

  Total Common Stock
   (Cost $20,270,762).............................................   17,108,871
                                                                    -----------

TOTAL INVESTMENTS
 (Cost $20,270,762*)......................................   100.1%  17,108,871
OTHER ASSETS AND LIABILITIES (Net)........................    -0.1%      (3,242)
                                                           -------  -----------
NET ASSETS................................................   100.0% $17,105,629
                                                           =======  ===========

*Aggregate cost for federal tax purposes.


See accompanying notes

Schedule of Investments

                          PFL Endeavor Target Account
                     Dow Target 10--July Series Subaccount
                               December 31, 1999

                                                                      Market
                                                            Shares     Value
                                                            ------  -----------
COMMON STOCK--100.2%
Automotives--12.2%
  General Motors Corporation............................... 27,585  $ 2,005,084
                                                                    -----------

Consumer Products--6.4%
  Philip Morris Companies, Inc............................. 45,312    1,050,672
                                                                    -----------

Diversified Chemical--10.7%
  duPont (E.I.) de Nemours & Company....................... 26,650    1,755,569
                                                                    -----------

Diversified Manufacturing--12.4%
  Minnesota Mining & Manufacturing Company................. 20,944    2,049,894
                                                                    -----------

Financial Services--10.0%
  J.P. Morgan & Company, Inc............................... 12,950    1,639,794
                                                                    -----------

Machinery--8.7%
  Caterpillar, Inc......................................... 30,351    1,428,394
                                                                    -----------

Miscellaneous Manufacturing Industries--10.8%
  Eastman Kodak Company.................................... 26,860    1,779,475
                                                                    -----------

Oil & Gas Extraction--11.5%
  Exxon Mobil Corporation.................................. 23,611    1,902,161
                                                                    -----------

Petroleum Refining--10.0%
  Chevron Corporation...................................... 19,118    1,656,097
                                                                    -----------

Retail--7.5%
  Sears Roebuck & Company.................................. 40,780    1,241,241
                                                                    -----------

  Total Common Stock
   (Cost $17,345,759).............................................   16,508,381
                                                                    -----------

TOTAL INVESTMENTS
 (Cost $17,345,759*).......................................  100.2%  16,508,381
OTHER ASSETS AND LIABILITIES (Net).........................   -0.2%     (31,457)
                                                            ------  -----------
NET ASSETS.................................................  100.0% $16,476,924
                                                            ======  ===========

*Aggregate cost for federal tax purposes.

See accompanying notes

Schedule of Investments

                          PFL Endeavor Target Account
                    Dow Target 5--January Series Subaccount
                               December 31, 1999

                                                                       Market
                                                             Shares    Value
                                                             ------  ----------
COMMON STOCK--98.7%
Consumer Products--9.2%
  Philip Morris Companies, Inc. ............................ 32,667  $  757,466
                                                                     ----------

Diversified Chemicals--26.5%
  duPont (E.I.) de Nemours & Company........................ 33,054   2,177,432
                                                                     ----------

Diversified Manufacturing--29.3%
  Minnesota Mining & Manufacturing Company.................. 24,653   2,412,912
                                                                     ----------

Machinery--21.8%
  Caterpillar, Inc. ........................................ 38,147   1,795,293
                                                                     ----------

Tires & Rubber--11.9%
  Goodyear Tire & Rubber Company............................ 34,823     981,573
                                                                     ----------

  Total Common Stock
   (Cost $9,438,803)...............................................   8,124,677
                                                                     ----------

TOTAL INVESTMENTS
 (Cost $9,438,803*).........................................   98.7%  8,124,677
OTHER ASSETS AND LIABILITIES (Net)..........................    1.3%    107,955
                                                             ------  ----------
NET ASSETS..................................................  100.0% $8,232,632
                                                             ======  ==========

*Aggregate cost for federal tax purposes.


See accompanying notes

Schedule of Investments

                          PFL Endeavor Target Account
                    Dow Target 10--January Series Subaccount
                               December 31, 1998

                                                                      Market
                                                            Shares     Value
                                                            ------  -----------
COMMON STOCK--94.1%
Automotives--7.6%
  Delphi Automotive Systems Corporation....................  4,045  $    63,709
  General Motors Corporation............................... 10,198      741,267
                                                                    -----------
  Total Automotive................................................      804,976
                                                                    -----------

Consumer Products--4.2%
  Philip Morris Companies, Inc. ........................... 19,056      441,861
                                                                    -----------

Diversified Chemicals--12.0%
  duPont (E.I.) de Nemours & Company....................... 19,232    1,266,908
                                                                    -----------

Diversified Manufacturing--13.3%
  Minnesota Mining & Manufacturing Company................. 14,344    1,403,919
                                                                    -----------

Financial Services--11.7%
  J.P. Morgan & Company, Inc. .............................  9,711    1,229,655
                                                                    -----------

Machinery--9.9%
  Caterpillar, Inc. ....................................... 22,214    1,045,446
                                                                    -----------

Miscellaneous Manufacturing Industries--8.9%
  Eastman Kodak Company.................................... 14,167      938,564
                                                                    -----------

Oil & Gas Extraction--11.0%
  Exxon Mobil Corporation.................................. 14,421    1,161,792
                                                                    -----------

Petroleum Refining--10.1%
  Chevron Corporation...................................... 12,306    1,066,007
                                                                    -----------

Tires & Rubber--5.4%
  Goodyear Tire & Rubber Company........................... 20,218      569,895
                                                                    -----------

  Total Common Stock
   (Cost $10,627,046).............................................    9,929,023
                                                                    -----------

TOTAL INVESTMENTS
 (Cost $10,627,046*).......................................   94.1%   9,929,023
OTHER ASSETS AND LIABILITIES (Net).........................    5.9%     620,101
                                                            ------  -----------
NET ASSETS.................................................  100.0% $10,549,124
                                                            ======  ===========

*Aggregate cost for federal tax purposes.

See accompanying notes

Statements of Assets and Liabilities

                          PFL Endeavor Target Account
                               December 31, 1999

                         Dow Target 5 Dow Target 10  Dow Target 5  Dow Target 10
                         July Series   July Series  January Series January Series
                          Subaccount   Subaccount     Subaccount     Subaccount
                         ------------ ------------- -------------- --------------
Assets

Investment in
 securities, at market
 value                   $17,108,871   $16,508,381    $8,124,677    $ 9,929,023
Cash                          74,325       187,531       222,282        874,172
Receivable from
 investment securities
 sold                            --            --         50,036            --
Dividends and/or
 interest receivable          98,367        56,181        16,527         25,480
                         -----------   -----------    ----------    -----------
  Total assets           $17,281,563   $16,752,093    $8,413,522    $10,828,675
                         ===========   ===========    ==========    ===========

Liabilities and
 contract owners'
 equity

Liabilities:
Payable for investment
 securities purchased    $   155,135   $   254,064    $  164,853    $   265,835
Management fee payable        10,705        10,267         5,071          6,273
Accrued Expenses
 payable                      10,094        10,838         8,390          7,443
Fund redemption payable          --            --          2,576            --
                         -----------   -----------    ----------    -----------
  Total liabilities          175,934       275,169       180,890        279,551

Deferred annuity
 contracts terminable
 by owners                17,105,629    16,476,924     8,232,632     10,549,124
                         -----------   -----------    ----------    -----------
  Total liabilities and
   contract owners'
   equity                $17,281,563   $16,752,093    $8,413,522    $10,828,675
                         ===========   ===========    ==========    ===========

Contract owners'
 equity:



See accompanying notes

Statements of Operations

                          PFL Endeavor Target Account
             For the year ended December 31, 1999, except as noted

                             Dow Target 5  Dow Target 10  Dow Target 5  Dow Target 10
                             July Series    July Series  January Series January Series
                              Subaccount    Subaccount   Subaccount(1)  Subaccount(1)
                             ------------  ------------- -------------- --------------
Net investment income
 (loss)

Investment income:
Dividends                    $   514,982    $   390,790   $   175,211     $ 185,730
Interest                             --             --            --            --
                             -----------    -----------   -----------     ---------
  Total investment income        514,982        390,790       175,211       185,730
                             -----------    -----------   -----------     ---------

Expenses:
Investment management fee        136,816        106,745        48,864        51,517
Administration fees                9,547          9,664        10,001        10,001
Custodian fees                     7,798          6,985         4,944         5,543
Transfer agent fees                   95             61            24            34
Legal fees                        11,417         10,120         5,018         4,018
Audit fees                         5,400          5,399         2,051         2,051
Trustee fees and expenses          4,399          7,080         1,227         1,309
Printing                          15,518         10,947         7,588         8,714
Other                              4,124          4,124         3,551         3,560
Policy Fees                        7,136          2,943           446           125
Mortality and expense risk
 charge                          279,294        219,700        99,443       106,663
                             -----------    -----------   -----------     ---------
  Total gross expenses           481,544        383,768       183,157       193,535
Less:
Waiver/reimbursement from
 investment manager                  --             --         (3,180)       (3,430)
Credits allowed by
 custodian                        (4,698)        (1,621)       (3,852)       (4,944)
                             -----------    -----------   -----------     ---------
  Total net expenses             476,846        382,147       176,125       185,161
                             -----------    -----------   -----------     ---------
    Net investment income
     (loss)                       38,136          8,643          (914)          569
                             -----------    -----------   -----------     ---------

Net realized and unrealized
 capital (loss) from
 investments
Proceeds from sale of
 investments                  16,651,910      5,495,778     7,350,304     1,317,414
Cost of investments sold      15,557,731      4,983,508     7,224,187     1,309,601
                             -----------    -----------   -----------     ---------
Net realized capital gain
 on investments                1,094,179        512,270       126,117         7,813
Net change in unrealized
 appreciation/depreciation
 of investments:
  Beginning of the period      1,220,253        389,358           --            --
  End of the period           (3,161,891)      (837,378)   (1,314,126)     (698,023)
                             -----------    -----------   -----------     ---------
  Net change in unrealized
   appreciation/depreciation
   of investments             (4,382,144)    (1,226,736)   (1,314,126)     (698,023)
                             -----------    -----------   -----------     ---------
  Net realized and
   unrealized capital
   (loss) from investments    (3,287,965)      (714,466)   (1,188,009)     (690,210)

Decrease from operations     $(3,249,829)   $  (705,823)  $(1,188,923)    $(689,641)
                             ===========    ===========   ===========     =========


(1) Commencement of operations, January 4, 1999.

See accompanying notes

Statements of Changes in Contract Owners' Equity

                          PFL Endeavor Target Account
      For the year ended December 31, 1999 and for the period July 1, 1998 (commencement of operations) through December 31, 1998, except as noted

                              Dow Target 5              Dow Target 10         Dow Target 5  Dow Target 10
                               July Series               July Series         January Series January Series
                               Subaccount                Subaccount            Subaccount     Subaccount
                            1999         1998         1999         1998         1999(1)        1999(1)
                         -----------  -----------  -----------  -----------  -------------- --------------
Operations

  Net investment income
   (loss)                $    38,136  $     4,821  $     8,643  $     5,440   $      (914)   $       569
  Net realized capital
   gain                    1,094,179          --       512,270          --        126,117          7,813
  Net change in
   unrealized
   appreciation/
   depreciation of
   investments            (4,382,144)   1,220,253   (1,226,736)     389,358    (1,314,126)      (698,023)
                         -----------  -----------  -----------  -----------   -----------    -----------
  Increase (decrease)
   from operations        (3,249,829)   1,225,074     (705,823)     394,798    (1,188,923)      (689,641)
                         -----------  -----------  -----------  -----------   -----------    -----------

Contract transactions

  Net contract purchase
   payments                6,265,956    9,410,629    5,640,536    6,950,064     6,605,239      7,479,940
  Transfer payments from
   other subaccounts or
   general account           803,957    3,801,466    2,238,202    2,952,437     2,961,916      3,874,139
  Contract terminations,
   withdrawals, and
   other deductions         (971,056)    (180,568)    (923,723)     (69,567)     (145,600)      (115,314)
                         -----------  -----------  -----------  -----------   -----------    -----------
  Increase from contract
   transactions            6,098,857   13,031,527    6,955,015    9,832,934     9,421,555     11,238,765
                         -----------  -----------  -----------  -----------   -----------    -----------
  Net increase in
   contract owners'
   equity                  2,849,028   14,256,601    6,249,192   10,227,732     8,232,632     10,549,124
  Beginning of the
   period                 14,256,601          --    10,227,732          --            --             --
                         -----------  -----------  -----------  -----------   -----------    -----------
  End of the period      $17,105,629  $14,256,601  $16,476,924  $10,227,732   $ 8,232,632    $10,549,124
                         ===========  ===========  ===========  ===========   ===========    ===========

Contract owner's equity


(1) Commencement of operations, January 4, 1999

See accompanying notes

Notes to Financial Statements

                          PFL Endeavor Target Account
                               December 31, 1999

1.Organization and Summary of Significant Accounting Policies

Organization:
The PFL Endeavor Target Account (the Target Account) is a segregated investment subaccount of PFL Life Insurance Company (PFL Life), an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Target Account is registered with the Securities and Exchange Commission
(SEC) as an open-end management investment company pursuant to provisions of the Investment Company Act of 1940. The SEC, however, does not supervise the management or the investment practices or policies of the Target Account. The Target Account is currently divided into four investment subaccounts, DOW Target 5--July Series (Target 5--July), DOW Target 10--July Series (Target 10--
July), DOW Target 5--January Series (Target 5--January) and DOW Target 10-- January Series (Target 10--January). These four investment subaccounts are collectively referred to as the subaccounts. Investment activity in these investment subaccounts is available for investment to contract owners of The Endeavor Variable Annuity, The Endeavor Platinum Variable Annuity, and The Endeavor ML Variable Annuity (the Variable Annuities), issued by PFL Life. Net purchase payments received by the Target Account for the Variable Annuities are invested in the subaccounts as selected by the contract owner. The Target 5-- July and Target 10--July commenced operations on July 1, 1998. The Target 5-- January and Target 10--January commenced operations on January 4, 1999.

Portfolio Valuation:
The Target Account's investments are valued at market value as determined using the last reported sale price at the close of the New York Stock Exchange on December 31, 1999.

Securities Transactions and Investment Income:
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments are credited or charged to contract owners' equity.

Concentration of Risk:
An investment in the Target Account may be subject to additional risk due to the relative lack of diversity in its portfolio.

Income Taxes:
Operations of the Target Account form a part of PFL Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). The operations of the Target Account are accounted for separately from other operations of PFL Life for purposes of federal income taxation. The Target Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from PFL Life. Under existing federal income tax laws, the income of the Target Account, to the extent applied to increase reserves under the variable annuity contracts, is not taxable to PFL Life.

2.Fees and Expenses

The Target Account is managed by Endeavor Management Company, (the Investment Manager), an affiliate of PFL Life pursuant to a management agreement. The Investment Manager is responsible for providing

Notes to Financial Statements

                          PFL Endeavor Target Account
                               December 31, 1999


2.Fees and Expenses (continued)

investment management and administrative services to the Target Account. First Trust Advisers L.P. (the Adviser) is the Account's investment Adviser. As compensation for these services, the Target Account pays the Investment Manager a monthly fee based on a percentage of the average daily net assets at the annual rate of 0.75% for each Subaccount. In addition, the Investment Manager pays the Adviser a fee equal to 0.35% of the average daily net assets.

The Subaccounts pay all expenses not assumed by the Investment Manager. PFPC Inc. (PFPC), formerly First Data Investor Services Group, Inc., a majority-owned subsidiary of PNC Bank Corp, serves as Administrator to the Subaccounts and is paid a flat fee of $10,000 per annum for each Subaccount. PFPC also serves as the Fund's transfer agent.

From time to time the Investment Manager may waive a portion or all of the fees otherwise payable to it and/or reimburse the Target Account for expenses. The Investment Manager has voluntarily undertaken to waive its fees and has agreed to bear certain expenses to ensure that total expenses do not exceed 1.30% of the Subaccount's average daily net assets. For the period ended December 31, 1999, the Investment Manager waived and reimbursed expenses of $3,180 for the Target 5--January and $3,430 for the Target 10--January. Boston Safe Deposit and Trust Company (BSDT), an indirect wholly-owned subsidiary of Mellon Bank Corporation, serves as the Subaccounts' custodian. BSDT has agreed to compensate the Target Account and decrease custody fees for cash balances left uninvested by the Subaccounts. For the period ended December 31, 1999, the Target Account's expenses were reduced as follows: DOW Target 5--July Series $4,698, DOW Target 10--July Series $1,621, DOW Target 5--January Series $3,852, DOW Target 10--January Series $4,944.

No director, officer or employee of the Investment Manager, Endeavor Management Co., the Advisers or PFPC received any compensation from the Fund for serving as an officer or Trustee of the Fund. The Target Account pays each Trustee who is not a director, officer or employee of the Investment Manager, Endeavor Management Co., the Advisers, PFPC or any of their affiliates $1,000 per annum plus $100 per regularly scheduled meeting attended and reimburses them for travel and out-of-pocket expenses.

Administrative charges include an annual charge of the lesser of 2% of the policy value or $35 per contract which will commence on the first policy anniversary of each contract owner's account. For policies issued on or after May 1, 1995, the fee is waived if the sum of the premium payments less the sum of all partial withdrawals is at least $50,000 on the policy anniversary. Charges for administrative fees to the variable annuity contracts are an expense of the Target Account.

PFL Life deducts a daily charge for assuming certain mortality and expense risks. For the 5% Annually Compounding Death Benefit and the Annual Step-Up Death Benefit, this charge is equal to an effective annual rate of 1.25% of the value of the contract owners' individual account. For the Return of Premium Death Benefit, the corresponding charge is equal to an effective annual rate of 1.10% of the value of the contract owners' individual account. PFL Life also deducts a daily administrative charge equal to an annual rate of .15% of the contract owners' account for administrative expenses. For certain policies of Endeavor Variable Annuity and of Endeavor ML Variable annuity sold on or after May 1, 1997, during the first seven policy years, PFL Life deducts a daily Distribution Finance Charge equal to an effective annual rate of .15% of the contract owners' account. For certain policies of Endeavor Platinum Variable Annuity sold on or after May 1, 1997, during the first ten policy years, PFL Life deducts a daily Distribution Finance Charge equal to an effective annual rate of .25% of the contract owners' account.

Notes to Financial Statements

                          PFL Endeavor Target Account
                               December 31, 1999


3.Securities Transactions

The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                              Period Ended December 31,
                                      -----------------------------------------
                                               1999                 1998
                                      ----------------------- -----------------
                                       Purchases     Sales     Purchases  Sales
                                      ----------- ----------- ----------- -----
Dow Target 5--July Series Subaccount  $22,486,933 $16,651,910 $13,341,560  $--
Dow Target 10--July Series
 Subaccount                            12,059,101   5,495,778  10,270,166   --
Dow Target 5--January Series
 Subaccount                            16,662,993   7,350,304          --   --
Dow Target 10--January Series
 Subaccount                            11,936,647   1,317,414          --   --

Net unrealized appreciation (depreciation) of investments at December 31, 1999 was composed of the following:

                                  Gross         Gross           Net
                                Unrealized    Unrealized     Unrealized
                               Appreciation (Depreciation) (Depreciation)
                               ------------ -------------- --------------
Dow Target 5--July Series
 Subaccount                      $459,735    $(3,621,626)   $(3,161,891)
Dow Target 10--July Series
 Subaccount                       985,324     (1,822,702)      (837,378)
Dow Target 5--January Series
 Subaccount                       126,429     (1,440,555)    (1,314,126)
Dow Target 10--January Series
 Subaccount                       316,006     (1,014,029)      (698,023)

4.Contract Owners' Equity

A summary of deferred annuity contracts terminable by owners at December 31, 1999 follows:

                                                                     5% Annually Compounding Death Benefit
                             Return of Premium Death Benefit            or Annual Step-Up Death Benefit
                        ------------------------------------------ -----------------------------------------
                         Accumulation  Accumulation     Total      Accumulation  Accumulation     Total
                         Units Owned    Unit Value  Contract Value  Units Owned   Unit Value  Contract Value
                        --------------------------- -------------- ------------- ------------ --------------
Dow Target 5 July Series Subaccount:
 PFL Endeavor Variable
  Annuity                3,560,121.053  $0.964682     $3,434,385   6,044,673.955  $0.9625370   $ 5,818,222
 PFL ML Endeavor
  Variable Annuity         316,390.762   0.964682        305,216   1,693,185.989   0.9625370     1,629,754
 Platinum Endeavor
  Variable Annuity       2,408,403.037   0.963257      2,319,911   3,743,680.459   0.9611240     3,598,141
                                                      ----------                               -----------
                                                      $6,059,512                               $11,046,117
                                                      ==========                               ===========
Dow Target 10 July Series Subaccount:
 PFL Endeavor Variable
  Annuity                2,604,042.102  $1.012659     $2,637,007   3,802,468.359  $1.0104070   $ 3,842,041
 PFL ML Endeavor
  Variable Annuity         687,276.775   1.012659        695,977   3,364,745.488   1.0104070     3,399,762
 Platinum Endeavor
  Variable Annuity         674,029.923   1.011156        681,549   5,174,488.123   1.0089090     5,220,588
                                                      ----------                               -----------
                                                      $4,014,533                               $12,462,391
                                                      ==========                               ===========
Dow Target 5 January Series
 Subaccount:
 PFL Endeavor Variable
  Annuity                2,262,326.395  $0.911385     $2,061,850   2,552,038.211  $0.9100510   $ 2,322,485
 PFL ML Endeavor
  Variable Annuity          46,507.851   0.911385         42,387   1,633,364.991   0.9100510     1,486,445
 Platinum Endeavor
  Variable Annuity         712,871.386   0.910498        649,068   1,837,280.736   0.9091680     1,670,397
                                                      ----------                               -----------
                                                      $2,753,305                               $ 5,479,327
                                                      ==========                               ===========
Dow Target 10 January Series
 Subaccount:
 PFL Endeavor Variable
  Annuity                1,479,044.370  $0.984382     $1,455,945   2,676,674.440  $0.9829410   $ 2,631,013
 PFL ML Endeavor
  Variable Annuity         343,714.780   0.984382        338,347   2,389,259.511   0.9829410     2,348,501
 Platinum Endeavor
  Variable Annuity          352,436.88   0.983416        346,592   3,491,645.413   0.9819800     3,428,726
                                                      ----------                               -----------
                                                      $2,140,884                               $ 8,408,240
                                                      ==========                               ===========

Notes to Financial Statements

                          PFL Endeavor Target Account
                               December 31, 1999


4.Contract Owners' Equity (continued)

A summary of changes in contract owners' account units follows:

                          Dow Target 5 Dow Target 10  Dow Target 5  Dow Target 10
                          July Series   July Series  January Series January Series
                           Subaccount   Subaccount     Subaccount     Subaccount
                          ------------ ------------- -------------- --------------
Units outstanding--July
 1, 1998                           --           --            --              --
Units purchased             9,327,979    7,452,618            --              --
Units redeemed and
 transferred                3,385,907    2,438,951            --              --
                           ----------   ----------     ---------      ----------
Units outstanding Decem-
 ber 31, 1998              12,713,886    9,891,569            --              --
Units purchased             5,700,605    5,395,473     6,590,696       7,280,357
Units redeemed and
 transferred                 (648,036)   1,020,008     2,453,693       3,452,418
                           ----------   ----------     ---------      ----------
Units outstanding Decem-
 ber 31, 1999              17,766,455   16,307,050     9,044,389      10,732,775
                           ==========   ==========     =========      ==========

Report of Ernst & Young, LLP, Independent Auditors
The Board of Directors and Contract Owners of the PFL Endeavor Target Account

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of PFL Endeavor Target Account (comprised of the Dow Target 5 July Series, Dow Target 10 July Series, Dow Target 5 January Series, Dow Target 10 January Series subaccounts), as of December 31, 1999, and the related statements of operations for the period indicated thereon and changes in contract owners' equity for the periods indicated thereon. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and schedules of investments referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the PFL Endeavor Target Account at December 31, 1999, and the results of their operations for the period indicated thereon and changes in their contract owners' equity for the periods indicated thereon in conformity with accounting principles generally accepted in the United States.


                                                           /s/ Ernst & Young LLP

Des Moines, Iowa
February 4, 2000

PART C    OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

          (a)     Financial Statements

                  All required financial statements are included in Part B of this Registration Statement.

          (b)     Exhibits:  The following exhibits are filed herewith:

                  (1)   (a)  Resolution of the Board of Directors of PFL
                             Life Insurance Company authorizing
                             establishment of the Mutual Fund Account.
                             Note 1.

                        (b) Authorization Changing Name of the Mutual Fund Account. Note 11.

                  (2)        Not Applicable.

                  (3)   (a)  Principal Underwriting Agreement by and between
                             PFL Life Insurance Company, on its own behalf and on the behalf of the Mutual Fund Account, and AEGON USA Securities, Inc. Note 6.

                     (a)(1) Principal Underwriting Agreement by and between PFL Life Insurance Company on its own behalf and on the behalf of the Mutual Fund Account and AFSG Securities Corporation. Note 13.

                     (a)(2) Termination of Principal Underwriting Agreement by and between AEGON USA Securities, Inc., formerly known as, MidAmerica Management Corporation, and PFL Life Insurance Company on its own behalf and on the behalf of PFL Endeavor Variable Annuity Account. Note 15.

                        (b) Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation, and the Broker/Dealer. Note 13.

                  (4)   (a)  Form of Policy for the Endeavor Platinum
                             Variable Annuity.  Note 7.

                        (b) Amended pages to Form of Policy for Endeavor Platinum Variable Annuity. Note 8.

                        (c)  Form of Policy Endorsement (Death Benefits).
                             Note 10.

                        (d) Form of Policy for the Endeavor Platinum Variable Annuity. Note 12

                        (e)  Form of Policy Endorsement (Nursing Care).
                             Note 12

                        (f) Form of Policy for the Endeavor Platinum Variable Annuity. Note 13.

                        (g) Form of Policy Endorsement (New Separate Accounts and Annuity Commencement Date). Note 13.

                        (h)  Form of Policy Endorsement(GMIB).  Note 15.


                  (5)   (a)  Form of Application for the Endeavor Platinum
                             Variable Annuity.  Note 12.

                        (b) Form of Application for the Endeavor Platinum Variable Annuity. Note 13.

                        (c) Form of Application for the Endeavor Platinum Variable Annuity. Note 15.

                  (6)   (a)  Articles of Incorporation of PFL Life Insurance
                             Company.  Note 2.

                        (b)  ByLaws of PFL Life Insurance Company.  Note 2.


                  (7)        Not Applicable.

                  (8)   (a)  Participation Agreement by and between PFL Life
                             Insurance Company and Endeavor Series Trust.

                             Note 3.

                        (b) Participation Agreement by and between PFL Life Insurance Company and the WRL Growth
                             Portfolio of WRL Series Fund, Inc.  Note 4.

                 (8)    (b)  (1) Amendment No. 12 to Participation Agreement
                                 among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 17.

                        (c) Administrative Services Agreement by and between PFL Life Insurance Company and State Street Bank and Trust Company (assigned to Vantage Computer Systems, Inc.). Note 3.

                        (d) Amendment and Assignment of Administrative Services Agreement. Note 4.

                        (e) Second Amendment to Administrative Services Agreement. Note 5.

                        (f) Amendment to Participation Agreement by and between PFL Life Insurance Company and Endeavor Series Trust. Note 12.

                 (8)    (f)  (1) Amendment No. 6 to Participation Agreement by
                                 and between PFL Life Insurance Company,
                                 Endeavor Management Co. and Endeavor Series
                                 Trust. Note 17.

                        (g) Participation Agreement by and between PFL Life Insurance Company and Transamerica Variable Insurance Fund, Inc. Note 20.

                        (h) Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company, and Addendums thereto. Note 18.

                        (h)  (1) Amended Schedule A to Participation Agreement
                                 by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 20.

                        (i) Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 19.

                        (i)  (1) Amended Schedule A to Participation Agreement
                                 between Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 20.

                 (9)    (a)  Opinion and Consent of Counsel.  Note 7.

                        (b)  Consent of Counsel.  Note 7.

                 (10)   (a)  Consent of Independent Auditors.  Note 20.

                        (b)  Opinion and Consent of Actuary.  Note 15.

                 (11)        Not Applicable.

                 (12)        Not Applicable.

                 (13)        Performance Data.  Note 16.

                 (14)        Powers of Attorney (P.S. Baird, W.L. Busler, D.C.
                             Kolsrud, R.J. Kontz). Note 7 (Craig D. Vermie) Note 11 (Brenda K. Clancy) Note 12 (Larry N. Norman)
                             Note 15.

Note 1. Filed with the initial filing of this Form N-4 Registration Statement (File No. 33-56908, 811-06032) on January 8, 1993.

Note 2. Filed with the initial filing of Form N-4 Registration Statement (File No. 33-33085 on January 23, 1990.

Note 3.   Filed with Pre-Effective Amendment No. 1 to Form N-4
          Registration Statement (File No. 33-33085) on April 9, 1990.

Note 4.   Filed with Post-Effective Amendment No. 2 to Form N-4
          Registration Statement (File No. 33-33085) on April 1, 1991.

Note 5.   Filed with Post-Effective Amendment No. 3 to Form N-4
          Registration Statement (File No. 33-33085) on May 1, 1992.

Note 6.   Filed with Post-Effective Amendment No. 5 to Form

          N-4 Registration Statement (File No. 33-33085) on April 30, 1993.

Note 7. Filed with Pre-Effective Amendment No. 1 to this Form N-4 Registration Statement (File No. 33-56908) on December 6, 1993.

Note 8. Filed with Post-Effective Amendment No. 10 to this Form N-4 Registration Statement (File No. 33-56908) on February 28, 1994.

Note 9. Filed with Post-Effective Amendment No. 12 to this Form N-4 Registration Statement (File No. 33-56908) on April 29, 1994.

Note 10. Filed with Post-Effective Amendment No. 5 to this Form N-4 Registration Statement (File No. 33-56908) on April 27, 1995.

Note 11. Filed with Post-Effective Amendment No. 6 to this Form N-4 Registration Statement (File No. 33-56908) on April 24, 1996.

Note 12. Filed with Post-Effective Amendment No. 7 to this Form N-4 Registration Statement (File No. 33-56908) on April 29, 1997.

Note 13. Filed with Post-Effective Amendment No. 8 to this Form N-4 Registration Statement (File No. 33-56908) on February 27, 1998.

Note 14. Filed with Post-Effective Amendment No. 9 to this Form N-4 Registration Statement (file No. 33-56908) on April 29, 1998.

Note 15. Filed with Post-Effective Amendment No. 10 to this form N-4 Registration Statement (File No. 33-56908) on September 28, 1998.

Note 16. Filed with Post-Effective Amendment No. 11 to this form N-4 Registration Statement (File No. 33-56908) on April 29, 1999.

Note 17. Filed with the Initial filing of Form N-4 Registration Statement for the Access Variable Annuity (File No. 333-94489) on January 12, 2000.

Note 18. Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No, 333-07509) on December 6, 1996.

Note 19. Incorporated by reference to Post-Effective Amendment no. 1 to Form N-4 Registration Statement (File No. 333-07509) on April 29, 1997.

Note 20.  Filed herewith.

Item 25.        Directors and Officers of the Depositor

Name and                                  Principal Positions and
Business Address                          Offices with Depositor
----------------                          ----------------------
William L. Busler                         Director, Chairman of
4333 Edgewood Road, N.E.                  the Board and President
Cedar Rapids, IA 52499

Patrick S. Baird                          Director, Senior Vice President
4333 Edgewood Road, N.E.                  and Chief Operating Officer
Cedar Rapids, IA 52499

Craig D. Vermie                           Director, Vice
4333 Edgewood Road, N.E.                  President, Secretary and
Cedar Rapids, IA 52499                    General Counsel

Douglas C. Kolsrud                        Director, Senior Vice President,
4333 Edgewood Road, N.E.                  Chief Investment Officer, and
Cedar Rapids, IA 52499                    Corporate Actuary

Robert J. Kontz                           Vice President and Corporate
4333 Edgewood Road, N.E.                  Controller
Cedar Rapids, IA 52499

Larry N. Norman                           Director and Executive Vice
4333 Edgewood Road, N.E.                  President
Cedar Rapids, IA 52499

Brenda K. Clancy                          Vice President, Treasurer,
4333 Edgewood Road, N.E.                  and Chief Financial Officer
Cedar Rapids, IA 52499

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

                                            Jurisdiction of    Percent of Voting
Name                                        Incorporation      Securities Owned                    Business
----                                        -------------      ----------------                    --------
AEGON N.V.                                  Netherlands        51.16% of Vereniging                Holding company
                                                               AEGON Netherlands
                                                               Membership Association

Groninger Financieringen B.V.               Netherlands        100% AEGON N.V.                     Holding company

AEGON Netherland N.V.                       Netherlands        100% AEGON N.V.                     Holding company

AEGON Nevak Holding B.V.                    Netherlands        100% AEGON N.V.                     Holding company

AEGON International N.V.                    Netherlands        100% AEGON N.V.                     Holding company

Voting Trust Trustees:                      Delaware                                               Voting Trust
K.J. Storm
Donald J. Shepard H.B.
Van Wijk Dennis Hersch

AEGON U.S. Holding Corporation              Delaware           100% Voting Trust                   Holding company

Short Hills Management Company              New Jersey         100% AEGON U.S.                     Holding company
                                                               Holding Corporation

CORPA Reinsurance Company                   New York           100% AEGON U.S.                     Holding company
                                                               Holding Corporation

AEGON Management Company                    Indiana            100% AEGON U.S.                     Holding company
                                                               Holding Corporation

RCC North America Inc.                      Delaware           100% AEGON U.S.                     Holding company
                                                               Holding Corporation

AEGON USA, Inc.                             Iowa               100% AEGON U.S.                     Holding company
                                                               Holding Corporation

Transamerica Holding Company                Delaware           100% AEGON USA, Inc.                Holding Company

AEGON Funding Corp.                         Delaware           100% Transamerica                   Issue debt securities-net
                                                               Holding Company                     proceeds used to make
                                                                                                   loans to affiliates

First AUSA Life Insurance                   Maryland           100% AEGON USA, Inc.                Insurance holding company
Company

AUSA Life Insurance                         New York           82.33% First AUSA Life              Insurance
Company, Inc.                                                  Insurance Company
                                                               17.67% Veterans Life
                                                               Insurance Company

Life Investors Insurance                    Iowa               100% First AUSA Life Ins. Co.       Insurance
Company of America


Life Investors Alliance, LLC                Delaware           100% LIICA                          Purchase, own, and hold the
                                                                                                   equity interest of other entities


Great American Insurance                    Iowa               100% LIICA                          Marketing
Agency, Inc.

Bankers United Life                         Iowa               100% Life Investors Ins.            Insurance
Assurance Company                                              Company of America

PFL Life Insurance Company                  Iowa               100% First AUSA Life Ins. Co.       Insurance

AEGON Financial Services                    Minnesota          100% PFL Life Insurance Co.         Marketing
Group, Inc.

AEGON Assignment Corporation                Kentucky           100% AEGON Financial                Administrator of structured
of Kentucky                                                    Services Group, Inc.                settlements

AEGON Assignment Corporation                Illinois           100% AEGON Financial                Administrator of structured
                                                               Services Group, Inc.                settlements

Southwest Equity Life Ins. Co.              Arizona            100% of Common Voting Stock         Insurance
                                                               First AUSA Life Ins. Co.

Iowa Fidelity Life Insurance Co.            Arizona            100% of Common Voting Stock         Insurance
                                                               First AUSA Life Ins. Co.

Western Reserve Life Assurance              Ohio               100% First AUSA Life Ins. Co.       Insurance
Co. of Ohio

WRL Series Fund, Inc.                       Maryland           Various                             Mutual fund

WRL Investment Services, Inc.               Florida            100% Western Reserve Life           Provides administration for
                                                               Assurance Co. of Ohio               affiliated mutual fund

WRL Investment                              Florida            100% Western Reserve Life           Registered investment advisor
Management, Inc.                                               Assurance Co. of Ohio

ISI Insurance Agency, Inc.                  California         100% Western Reserve Life           Insurance agency
And Subsidiaries                                               Assurance Co. of Ohio

ISI Insurance Agency                        Alabama            100% ISI Insurance Agency, Inc.     Insurance Agency
of Alabama, Inc.

ISI Insurance Agency                        Ohio               100% ISI Insurance Agency, Inc.     Insurance agency
of Ohio, Inc.

ISI Insurance Agency                        Massachusetts      100% ISI Insurance Agency Inc.      Insurance Agency
of Massachusetts, Inc.

ISI Insurance Agency                        Texas              100% ISI Insurance Agency, Inc.     Insurance agency
of Texas, Inc.


ISI Insurance Agency                        Hawaii             100% ISI Insurance                  Insurance agency
of Hawaii, Inc.                                                Agency, Inc.

ISI Insurance Agency                        New Mexico         100% ISI Insurance                  Insurance agency
New Mexico, Inc.                                               Agency, Inc.

AEGON Equity Group, Inc.                    Florida            100% Western Reserve Life           Insurance Agency
                                                               Assurance Co. of Ohio

Monumental General Casualty Co.             Maryland           100% First AUSA Life Ins. Co.       Insurance

United Financial Services, Inc.             Maryland           100% First AUSA Life Ins. Co.       General agency

Bankers Financial Life Ins. Co.             Arizona            100% First AUSA Life Ins. Co.       Insurance

The Whitestone Corporation                  Maryland           100% First AUSA Life Ins. Co.       Insurance agency

Cadet Holding Corp.                         Iowa               100% First AUSA Life                Holding company
                                                               Insurance Company

Monumental General Life                     Puerto Rico        51% First AUSA Life                 Insurance
Insurance Company of                                           Insurance Company
Puerto Rico                                                    49% Baldrich & Associates
                                                               of Puerto Rico

AUSA Holding Company                        Maryland           100% AEGON USA, Inc.                Holding company

Monumental General Insurance                Maryland           100% AUSA Holding Co.               Holding company
Group, Inc.


Trip Mate Insurance Agency, Inc.            Kansas             100% Monumental General             Sale/admin. of travel
                                                               Insurance Group, Inc.               insurance


Monumental General                          Maryland           100% Monumental General             Provides management srvcs.
Administrators, Inc.                                           Insurance Group, Inc.               to unaffiliated third party
                                                                                                   administrator

Executive Management and                    Maryland           100% Monumental General             Provides actuarial consulting
Consultant Services, Inc.                                      Administrators, Inc.                services

Monumental General Mass                     Maryland           100% Monumental General             Marketing arm for sale of
Marketing, Inc.                                                Insurance Group, Inc.               mass marketed insurance
                                                                                                   coverages

AUSA Financial Markets, Inc.                Iowa               100% AUSA Holding Co.               Marketing

Transamerica Capital, Inc.                  California         100% AUSA Holding Co.               Broker/Dealer

Endeavor Management Company                 California         100% AUSA Holding Co.               Investment Management

Universal Benefits Corporation              Iowa               100% AUSA Holding Co.               Third party administrator


Investors Warranty of                       Iowa               100% AUSA Holding Co.               Provider of automobile
America, Inc.                                                                                      extended maintenance
                                                                                                   contracts

Massachusetts Fidelity Trust Co.            Iowa               100% AUSA Holding Co.               Trust company

Money Services, Inc.                        Delaware           100% AUSA Holding Co.               Provides financial counseling
                                                                                                   for employees and agents of
                                                                                                   affiliated companies

ADB Corporation                             Delaware           100% Money Services, Inc.           Special purpose limited
                                                                                                   Liability company

ORBA Insurance Services, Inc.               California         10.56% Money Services, Inc.         Insurance agency

Zahorik Company, Inc.                       California         100% AUSA Holding Co.               Broker-Dealer

ZCI, Inc.                                   Alabama            100% Zahorik Company, Inc.          Insurance agency

Zahorik Texas, Inc.                         Texas              100% Zahorik Company, Inc.          Insurance agency

Long, Miller & Associates, L.L.C.           California         33-1/3% AUSA Holding Co.            Insurance agency

AEGON Asset Management                      Delaware           100% AUSA Holding Co.               Registered investment advisor
Services, Inc.

InterSecurities, Inc.                       Delaware           100% AUSA Holding Co.               Broker-Dealer

Associated Mariner Financial                Michigan           100% InterSecurities, Inc.          Holding co./management
Group, Inc.                                                                                        services

Associated Mariner Ins. Agency              Massachusetts      100% Associated Mariner             Insurance agency
of Massachusetts, Inc.                                         Agency, Inc.

Associated Mariner Agency                   Ohio               100% Associated Mariner             Insurance agency
Ohio, Inc.                                                     Agency, Inc.

Associated Mariner Agency                   Texas              100% Associated Mariner             Insurance agency
Texas, Inc.                                                    Agency, Inc.

Idex Investor Services, Inc.                Florida            100% AUSA Holding Co.               Shareholder services

Idex Management, Inc.                       Delaware           100% AUSA Holding Co.               Investment advisor

IDEX Mutual Funds                           Massachusetts      Various                             Mutual fund

Diversified Investment                      Delaware           100% AUSA Holding Co.               Registered investment advisor
Advisors, Inc.

Diversified Investors Securities            Delaware           100% Diversified Investment         Broker-Dealer
Corp.                                                          Advisors, Inc.


George Beram & Company, Inc.                Massachusetts      100% Diversified Investment         Employee benefit and
                                                               Advisors, Inc.                      actuarial consulting

AEGON USA Securities, Inc.                  Iowa               100% AUSA Holding Co.               Broker-Dealer (De-registered)

Creditor Resources, Inc.                    Michigan           100% AUSA Holding Co.               Credit insurance

CRC Creditor Resources                      Canada             100% Creditor Resources, Inc.       Insurance agency
Canadian Dealer Network Inc.

Weiner Agency, Inc.                         Maryland           100% Creditor Resources, Inc.       Insurance agency

AEGON USA Investment                        Iowa               100% AUSA Holding Co.               Investment advisor
Management, Inc.

AEGON USA Realty                            Iowa               100% AUSA Holding Co.               Provides real estate
Advisors, Inc.                                                                                     administrative and real estate
                                                                                                   investment services

AEGON USA Real Estate                       Delaware           100% AEGON USA Realty               Real estate and mortgage
Services, Inc.                                                 Advisors, Inc.                      holding company

QSC Holding, Inc.                           Delaware           100% AEGON USA Realty               Real estate and financial
                                                               Advisors, Inc.                      software production and sales

LRA, Inc.                                   Iowa               100% AEGON USA Realty               Real estate counseling
                                                               Advisors, Inc.

Landauer Associates, Inc.                   Delaware           100% AEGON USA Realty               Real estate counseling
                                                               Advisors, Inc.

Landauer Realty Associates, Inc.            Texas              100% Landauer Associates, Inc.      Real estate counseling

Realty Information Systems, Inc.            Iowa               100% AEGON USA Realty               Information Systems for
                                                               Advisors, Inc.                      real estate investment
                                                                                                   management

USP Real Estate Investment Trust            Iowa               12.89% First AUSA Life Ins. Co.     Real estate investment trust
                                                               13.11% PFL Life Ins. Co.
                                                               4.86% Bankers United Life
                                                               Assurance Co.

RCC Properties Limited                      Iowa               AEGON USA Realty Advisors,          Limited Partnership
Partnership                                                    Inc. is General Partner and 5%
                                                               owner.

Commonwealth General                        Delaware           100% AEGON USA, Inc.                Holding company
Corporation ("CGC")

AFSG  Securities Corporation                Pennsylvania       100% CGC                            Broker-Dealer

Benefit Plans, Inc.                         Delaware           100% CGC                            TPA for Peoples Security Life
                                                                                                   Insurance Company


Durco Agency, Inc.                          Virginia           100% Benefit Plans, Inc.            General agent

Capital 200 Block Corporation               Delaware           100% CGC                            Real estate holdings

Capital Real Estate                         Delaware           100% CGC                            Furniture and equipment
Development Corporation                                                                            lessor

Commonwealth General.                       Kentucky           100% CGC                            Administrator of structured
Assignment Corporation                                                                             settlements

Diversified Financial Products Inc.         Delaware           100% CGC                            Provider of investment,
                                                                                                   marketing and admin. services
                                                                                                   to ins. cos.

Monumental Agency Group, Inc.               Kentucky           100%  CGC                           Provider of srvcs. to ins. cos.

PB Investment Advisors, Inc.                Delaware           100% CGC                            Registered investment advisor
                                                                                                   (de-registered)

Southlife, Inc.                             Tennessee          100% CGC                            Investment subsidiary

Commonwealth General LLC                    Turks &            100% CGC                            Special-purpose subsidiary
                                            Caicos Islands

Ampac Insurance Agency, Inc.                Pennsylvania       100% CGC                            Provider of management
(EIN 23-1720755)                                                                                   support services

Compass Rose Development                    Pennsylvania       100% Ampac Insurance                Special-purpose subsidiary
Corporation                                                    Agency, Inc.

Financial Planning Services, Inc.           Dist. Columbia     100% Ampac Insurance                Special-purpose subsidiary
                                                               Agency, Inc.

Frazer Association                          Illinois           100% Ampac Insurance                TPA license-holder
Consultants, Inc.                                              Agency, Inc.

National Home Life Corporation              Pennsylvania       100% Ampac Insurance                Special-purpose subsidiary
                                                               Agency, Inc.

Valley Forge Associates, Inc.               Pennsylvania       100% Ampac Insurance                Furniture & equipment lessor
                                                               Agency, Inc.

Veterans Benefits Plans, Inc.               Pennsylvania       100% Ampac Insurance                Administrator of group
                                                               Agency, Inc.                        insurance programs

Veterans Insurance Services, Inc.           Delaware           100% Ampac Insurance                Special-purpose subsidiary
                                                               Agency, Inc.


Academy Insurance Group, Inc.               Delaware           100% CGC                            Holding company

Academy Life Insurance Co.                  Missouri           100% Academy Insurance              Insurance company
                                                               Group, Inc.

Pension Life Insurance                      New Jersey         100% Academy Life                   Insurance company
Company of America                                             Insurance Company

FED Financial, Inc.                         Delaware           100% Academy Insurance              Special-purpose subsidiary
                                                               Group, Inc.

Ammest Development Corp. Inc.               Kansas             100% Academy Insurance              Special-purpose subsidiary
                                                               Group, Inc.

Ammest Insurance Agency, Inc.               California         100% Academy Insurance              General agent
                                                               Group, Inc.

Ammest Massachusetts                        Massachusetts      100% Academy Insurance              Special-purpose subsidiary
Insurance Agency, Inc.                                         Group, Inc.

Ammest Realty, Inc.                         Pennsylvania       100% Academy Insurance              Special-purpose subsidiary
                                                               Group, Inc.

Ampac, Inc.                                 Texas              100% Academy Insurance              Managing general agent
                                                               Group, Inc.

Ampac Insurance Agency, Inc.                Pennsylvania       100% Academy Insurance              Special-purpose subsidiary
(EIN 23-2364438)                                               Group, Inc.


Force Financial Group, Inc.                 Delaware           100% Academy Insurance              Special-purpose subsidiary
                                                               Group, Inc.

Force Financial Services, Inc.              Massachusetts      100% Force Fin. Group, Inc.         Special-purpose subsidiary

Military Associates, Inc.                   Pennsylvania       100% Academy Insurance              Special-purpose subsidiary
                                                               Group, Inc.

NCOAA Management Company                    Texas              100% Academy Insurance              Special-purpose subsidiary
                                                               Group, Inc.

NCOA Motor Club, Inc.                       Georgia            100% Academy Insurance              Automobile club
                                                               Group, Inc.

Unicom Administrative                       Pennsylvania       100% Academy Insurance              Provider of admin. services
Services, Inc.                                                 Group, Inc.

Unicom Administrative                       Germany            100% Unicom Administrative          Provider of admin. services
Services, GmbH                                                 Services, Inc.


Capital General Development                 Delaware           100% CGC                            Holding company
Corporation

Monumental Life                             Maryland           73.23% Capital General              Insurance company
Insurance Company                                              Development Company
                                                               26.77% First AUSA Life
                                                               Insurance Company

AEGON Special Markets                       Maryland           100% Monumental Life                Marketing company
Group, Inc.                                                    Insurance Company

Peoples Benefit Life                        Missouri           3.7% CGC                            Insurance company
Insurance Company                                              20.0% Capital Liberty, L.P.
                                                               76.3% Monumental Life
                                                               Insurance Company

Veterans Life Insurance Co.                 Illinois           100% Peoples Benefit                Insurance company
                                                               Life Insurance Company

Peoples Benefit Services, Inc.              Pennsylvania       100% Veterans Life Ins. Co.         Special-purpose subsidiary

Coverna Direct Insurance                    Maryland           100% Peoples Benefit                Insurance agency
Insurance Services, Inc.                                       Life Insurance Company

Ammest Realty Corporation                   Texas              100% Monumental Life                Special purpose subsidiary
                                                               Insurance Company

JMH Operating Company, Inc.                 Mississippi        100% Monumental Life                Real estate holdings
                                                               Insurance Company

Capital Liberty, L.P.                       Delaware           99.0% Monumental Life               Holding Company
                                                               Insurance Company
                                                               1.0% CGC

Transamerica Corporation                    Delaware           100% AEGON NV                       Major interest in insurance
                                                                                                   and finance

Transamerica Pacific Insurance              Hawaii             100% Transamerica Corp.             Life insurance
  Company, Ltd.

TREIC Enterprises, Inc.                     Delaware           100% Transamerica Corp.             Investments

ARC Reinsurance Corporation                 Hawaii             100% Transamerica Corp.             Property & Casualty Ins.

Transamerica Management, Inc.               Delaware           100% ARC Reinsurance Corp.          Asset management

Inter-America Corporation                   California         100% Transamerica Corp.             Insurance Broker


Pyramid Insurance Company, Ltd.             Hawaii             100% Transamerica Corp.             Property & Casualty Ins.

Pacific Cable Ltd.                          Bmda.              100% Pyramid Ins. Co., Ltd.         Sold 25% of TC Cable, Inc.
                                                                                                   stock in 1998

Transamerica Business Tech Corp.            Delaware           100% Transamerica Corp.             Telecommunications and
                                                                                                   data processing

Transamerica CBO I, Inc.                    Delaware           100% Transamerica Corp.             Owns and manages a pool of
                                                                                                   high-yield bonds

Transamerica Corporation (Oregon)           Oregon             100% Transamerica Corp.             Name holding only-Inactive

Transamerica Finance Corp.                  Delaware           100% Transamerica Corp.             Commercial & Consumer
                                                                                                   Lending & equip. leasing

TA Leasing Holding Co., Inc.                Delaware           100% Transamerica Fin. Corp.        Holding company

Trans Ocean Ltd.                            Delaware           100% TA Leasing Hldg Co. Inc.       Holding company

Trans Ocean Container Corp.                 Delaware           100% Trans Ocean Ltd.               Intermodal Leasing
("TOCC")

SpaceWise Inc.                              Delaware           100% TOCC                           Intermodal leasing

Trans Ocean Container
   Finance Corp.                            Delaware           100% TOCC                           Intermodal leasing

Trans Ocean Leasing
   Deutschland GmbH                         Germany            100% TOCC                           Intermodal leasing

Trans Ocean Leasing PTY Ltd.                Austria            100% TOCC                           Intermodal leasing

Trans Ocean Management S.A.                 Switzerland        100% TOCC                           Intermodal leasing

Trans Ocean Regional
   Corporate Holdings                       California         100% TOCC                           Holding company

Trans Ocean Tank Services Corp.             Delaware           100% TOCC                           Intermodal leasing

Transamerica Leasing Inc.                   Delaware           100% TA Leasing Holding Co.         Leases & Services intermodal
                                                                                                   equipment

Transamerica Leasing Holdings               Delaware           100% Transamerica Leasing Inc.      Holding Company
  Inc. ("TLHI")

Greybox Logistics Services Inc.             Delaware           100% TLHI                           Intermodal Leasing


Greybox L.L.C.                              Delaware           100% TLHI                           Intermodal freight container
                                                                                                   interchange facilitation
                                                                                                   service

Transamerica Trailer                        France             100% Greybox L.L.C.                 Leasing
   Leasing S.N.C.

Greybox Services Limited                    U.K.               100% TLHI                           Intermodal Leasing

Intermodal Equipment, Inc.                  Delaware           100% TLHI                           Intermodal leasing

Transamerica Leasing N.V.                   Belg.              100% Intermodal Equipment Inc.      Leasing

Transamerica Leasing SRL                    Italy              100% Intermodal Equipment Inc.      Leasing

Transamerica Distribution                   Delaware           100% TLHI                           Provided door-to-door
   Services, Inc.                                                                                  services for the domestic
                                                                                                   transportation of temperature-
                                                                                                   sensitive products

Transamerica Leasing                        Belg.              100% TLHI                           Leasing
  Coordination Center

Transamerica Leasing do                     Braz.              100% TLHI                           Container Leasing
   Brasil Ltda.

Transamerica Leasing GmbH                   Germany            100% TLHI                           Leasing

Transamerica Leasing Limited                U.K.               100% TLHI                           Leasing

ICS Terminals (UK) Limited                  U.K.               100% Transamerica.                  Leasing
                                                               Leasing Limited

Transamerica Leasing Pty. Ltd.              Australia          100% TLHI                           Leasing

Transamerica Leasing (Canada) Inc.          Canada             100% TLHI                           Leasing

Transamerica Leasing (HK) Ltd.              H.K.               100% TLHI                           Leasing

Transamerica Leasing                        S. Africa          100% TLHI                           Intermodal leasing
   (Proprietary) Limited

Transamerica Tank Container                 Australia          100% TLHI                           The Australian (domestic)
   Leasing Pty. Limited                                                                            leasing of tank containers

Transamerica Trailer Holdings I Inc.        Delaware           100% TLHI                           Holding company

Transamerica Trailer Holdings II, Inc.      Delaware           100% TLHI                           Holding company


Transamerica Trailer Holdings III, Inc.     Delaware           100% TLHI                           Holding company

Transamerica Trailer Leasing AB             Swed.              100% TLHI                           Leasing

Transamerica Trailer Leasing AG             Swetzerland        100% TLHI                           Leasing

Transamerica Trailer Leasing A/S            Denmark            100% TLHI                           Leasing

Transamerica Trailer Leasing GmbH           Germany            100% TLHI                           Leasing

Transamerica Trailer Leasing                Belgium            100% TLHI                           Leasing
   (Belgium) N.V.

Transamerica Trailer Leasing                Netherlands        100% TLHI                           Leasing
   (Netherlands) B.V.

Transamerica Trailer Spain S.A.             Spain              100% TLHI                           Leasing

Transamerica Transport Inc.                 New Jersey         100% TLHI                           Dormant

Transamerica Commercial                     Delaware           100% Transamerica Fin. Corp.        Holding company for
   Finance Corporation, I ("TCFCI")                                                                Commercial/consumer
                                                                                                   finance subsidiaries

Transamerica Equipment Financial            Delaware           100% TCFCI
   Services Corporation

BWAC Credit Corporation                     Delaware           100% TCFCI

BWAC International Corporation              Delaware           100% TCFCI

BWAC Twelve, Inc.                           Delaware           100% TCFCI                          Holding company for
                                                                                                   premium finance subsidiaries

TIFCO Lending Corporation                   Illinois           100% BWAC Twelve, Inc.              General financing & other
                                                                                                   services in the US &
                                                                                                   elsewhere

Transamerica Insurance Finance              Maryland           100% BWAC Twelve, Inc.              Provides insurance premium
   Corporation ("TIFC")                                                                            financing in the US with the
                                                                                                   exception of CA and HI

Transamerica Insurance Finance              Maryland           100% TIFC                           Provides Insurance premium
   Company (Europe)                                                                                financing in California

Transamerica Insurance Finance              California         100% TIFC                           Disability ins. & holding co.
   Corporation, California                                                                         for various insurance
                                                                                                   subsidiaries of Transamerica
                                                                                                   Corporation


Transamerica Insurance Finance              ON                 100% TIFC                           Provides ins. premium
   Corporation, Canada                                                                             financing in Canada

Transamerica Business Credit                Delaware           100% TCFCI                          Provides asset based lending
   Corporation ("TBCC")                                                                            leasing & equip. financing

Transamerica Mezzanine                      Delaware           100% TBCC                           Holds investments in several
   Financing, Inc.                                                                                 joint ventures/partnerships

Transamerica Business Advisory Grp.         Delaware           100% TBCC

Bay Capital Corporation                     Delaware           100% TBCC                           Special purpose company for
                                                                                                   the purchase of real estate tax
                                                                                                   liens

Coast Funding Corporation                   Delaware           100% TBCC                           Special purpose company for
                                                                                                   the purchase of real estate tax
                                                                                                   liens

Transamerica Small Business                 Delaware           100% TBCC
   Capital, Inc. ("TSBC")

Emergent Business Capital                   Delaware           100% TSBC
   Holdings, Inc.

Gulf Capital Corporation                    Delaware           100% TBCC                           Special purpose company for
                                                                                                   the purchase of real estate tax
                                                                                                   liens

Direct Capital Equity Investment, Inc.      Delaware           100% TBCC                           Small business loans

TA Air East, Corp                           Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest
                                                                                                   or leases aircraft

TA Air I, Corp.                             Delaware           100% TBCC                           Special purpose corp. which

                                                                                                   hold an ownership interest
                                                                                                   or leases aircraft

TA Air II, Corp.                            Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest
                                                                                                   or leases aircraft

TA Air III, Corp.                           Delaware           100% TBCC                           special purpose corp. which
                                                                                                   hold an ownership interest
                                                                                                   or leases aircraft


TA Air IV, Corp.                            Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest
                                                                                                   or leases aircraft

TA Air V, Corp.                             Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest
                                                                                                   or leases aircraft

TA Air VI, Corp.                            Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest
                                                                                                   or leases aircraft

TA Air VII, Corp.                           Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest or
                                                                                                   leases aircraft

TA Air VIII, Corp.                          Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest or
                                                                                                   leases aircraft

TA Air IX, Corp.                            Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest
                                                                                                   or leases aircraft

TA Air X, Corp.                             Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest
                                                                                                   or leases aircraft

TA Air XI, Corp.                            Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest
                                                                                                   or leases aircraft

TA Air XII, Corp.                           Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest
                                                                                                   or leases aircraft

TA Air XIII, Corp.                          Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest
                                                                                                   or leases aircraft

TA Air XIV, Corp.                           Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest
                                                                                                   or leases aircraft

TA Air XV, Corp.                            Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest
                                                                                                   or leases aircraft


TA Marine I Corp.                           Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest or
                                                                                                   leases barges or ships

TA Marine II Corp.                          Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest or
                                                                                                   leases barges or ships

TBC I, Inc.                                 Delaware           100% TBCC                           Special purpose corp.

TBC II, Inc.                                Delaware           100% TBCC                           Special purpose corp.

TBC III, Inc.                               Delaware           100% TBCC                           Special purpose corp.

TBC IV, Inc.                                Delaware           100% TBCC                           Special purpose corp.

TBC V, Inc.                                 Delaware           100% TBCC                           Special purpose corp.

TBC VI, Inc.                                Delaware           100% TBCC                           Special purpose corp.

TBC Tax I, Inc.                             Delaware           100% TBCC                           Special purpose co. for the
                                                                                                   purchase of real estate tax lien

TBC Tax II, Inc.                            Delaware           100% TBCC                           Special purpose co. for the
                                                                                                   purchase of real estate tax lien

TBC Tax III, Inc.                           Delaware           100% TBCC                           Special purpose co. for the
                                                                                                   purchase of real estate tax lien

TBC Tax IV, Inc.                            Delaware           100% TBCC                           Special purpose co. for the
                                                                                                   purchase of real estate tax lien

TBC Tax V, Inc.                             Delaware           100% TBCC                           Special purpose co. for the
                                                                                                   purchase or real estate tax lien

TBC Tax VI, Inc.                            Delaware           100% TBCC                           Special purpose co. for the
                                                                                                   purchase or real estate tax lien

TBC Tax VII, Inc.                           Delaware           100% TBCC                           Special purpose co. for the
                                                                                                   purchase or real estate tax lien

TBC Tax VIII, Inc.                          Delaware           100% TBCC                           Special purpose co. for the
                                                                                                   purchase of real estate tax lien

TBC Tax IX, Inc.                            Delaware           100% TBCC                           Special purpose co. for the
                                                                                                   purchase of real estate tax lien


The Plain Company                           Delaware           100% TBCC                           Special purpose corp. which
                                                                                                   hold an ownership interest or
                                                                                                   leases aircraft.

Transamerica Distribution                   Delaware           100% TCFCI                          Holding corp. for inventory,
   Finance Corporation ("TDFC")                                                                    comm. Leasing, retail finance
                                                                                                   comm. Recovery service and
                                                                                                   accounts

Transamerica Accounts Holding Corp.         Delaware           100% TDFC

Transamerica Commercial                     Delaware           100% TDFC                           Wholesale floor plan for
   Finance Corporation ("TCFC")                                                                    appliances, electronics,
                                                                                                   computers, office equip. and
                                                                                                   marine equipment.

Transamerica Acquisition                    Canada             100% TCFC                           Holding company
 Corporation, Canada

Transamerica Distribution Finance           Delaware           100% TCFC
   Corporation - Overseas, Inc.
  ("TDFCO")

TDF Mauritius Limited                       Mauritius          100% TDFCO                          Mauritius holding company
                                                                                                   of our Indian Joint Venture

Inventory Funding Trust                     Delaware           100% TCFC

Inventory Funding Company, LLC              Delaware           100% Inventory Funding Trust

TCF Asset Management Corporation            Colorado           100% TCFC                           A depository for foreclosed
                                                                                                   real and personal property

Transamerica Joint Ventures, Inc.           Delaware           100% TCFC                           To enter into general partner-
                                                                                                   ships for the ownership of
                                                                                                   comm. & finance business

Transamerica Inventory                      Delaware           100% TDFC                           Holding co. for inventory
   Finance Corporation ("TIFC")                                                                    finance subsidiaries

Transamerica GmbH, Inc.                     Delaware           100% TIFC                           Commercial lending in
                                                                                                   Germany

Transamerica Fincieringsmaatschappij
   B.V.                                     Netherlands        100% Trans. GmbH,  Inc.             Commercial lending in
                                                                                                   Europe


BWAC Seventeen, Inc.                        Delaware           100% TIFC                           Holding co. for principal
                                                                                                   Canadian operation, Trans-
                                                                                                   America Comm. Finance
                                                                                                   Corp, Canada

Transamerica Commercial                     ON                 100% BWAC Seventeen, Inc.           Shell corp.-Dormant
   Finance Canada, Limited

Transamerica Commercial                     Canada             100% BWAC Seventeen, Inc.           Commercial finance
   Finance Corporation, Canada

BWAC Twenty-One, Inc.                       Delaware           100% TIFC                           Holding co. for United
                                                                                                   Kingdom operation, Trans-
                                                                                                   America Comm. Finance
                                                                                                   Limited

Transamerica Commercial                     U.K.               100% BWAC Twenty-One Inc.           Commercial lending in the
   Finance Limited ("TCFL")                                                                        United Kingdom.

Whirlpool Financial Corporation                                100% TCFL                           Inactive commercial finance
    Polska Spzoo                                                                                   Company in Poland

Transamerica Commercial                     U.K.               100% BWAC Twenty-One Inc.           Holding Company
   Holdings Limited

Transamerica Commercial Finance             U.K.               100% Trans. Commercial
   Limited                                                     Holdings Limited

Transamerica Commercial Finance             France             100% BWAC Twenty-One Inc.           Carries out factoring trans-
   France S.A.                                                                                     actions in France & abroad

Transamerica GmbH Inc.                      Delaware           100% BWAC Twenty-One Inc.           Holding co. for Transamerica
                                                                                                   Financieringsmaatschappij B.V.

Transamerica Retail Financial               Delaware           100% TIFC                           Provides retail financing
   Services Corporation ("TRFSC")

Transamerica Bank, NA                       Delaware           100% TRFSC                          Bank (Credit Cards)

Transamerica Consumer Finance               Delaware           100% TRFSC                          Consumer finance holding company
   Holding Company ("TCFHC")

Transamerica Mortgage Company               Delaware           100% TCFHC                          Consumer mortgages

Transamerica Consumer Mortgage              Delaware           100% TCFHC                          Securitization company
   Receivables Company

Metropolitan Mortgage Company               Florida            100% TCFHC                          Consumer mortgages


Easy Yes Mortgage, Inc.                     Florida            100% Metropolitan Mtg. Co.          No active business/Name
                                                                                                   holding only

Easy Yes Mortgage, Inc.                     Georgia            100% Metropolitan Mtg. Co.          No active business/Name
                                                                                                   holding only

First Florida Appraisal Services, Inc.      Georgia            100% Metropolitan Mtg. Co.          Appraisal and inspection
                                                                                                   services

First Georgia Appraisal Services, Inc.      Georgia            100% First FL App. Srvc, Inc.       Appraisal services

Freedom Tax Services, Inc.                  Florida            100% Metropolitan Mtg. Co.          Property tax information
                                                                                                   services

J.J. & W. Advertising, Inc.                 Florida            100% Metropolitan Mtg. Co.          Advertising and marketing
                                                                                                   services

J.J. & W. Realty Corporation                Florida            100% Metropolitan Mtg. Co.          To hold problem REO
                                                                                                   properties

Liberty Mortgage Company of                 Florida            100% Metropolitan Mtg. Co.          No active business/Name
   Ft. Myers, Inc.                                                                                 holding only

Metropolis Mortgage Company                 Florida            100% Metropolitan Mtg. Co.          No active business/Name
                                                                                                   holding only

Perfect Mortgage Company                    Florida            100% Metropolitan Mtg. Co.          No active business/Name
                                                                                                   holding only

Transamerica Vendor Financial Srvc.         Delaware           100% TDFC                           Provides commercial lease

Transamerica Distribution Finance                              100% TCFCI
   Corporation de Mexico ("TDFCM")

TDF de Mexico                               Mexico             100% TDFCM

Transamerica Corporate Services                                100% TDFCM
   De Mexico

Transamerica Home Loan                      California         100% TFC                            Consumer mortgages

Transamerica Lending Company                Delaware           100% TFC                            Consumer lending

Transamerica Financial Products, Inc.       California         100% Transamerica Corp.             Service investments

Transamerica Insurance Corporation          California         100% Transamerica Corp.             Provides insurance premium
   of California ("TICC")                                                                          financing in California


Arbor Life Insurance Company                Arizona            100% TICC                           Life insurance, disability
                                                                                                   insurance

Plaza Insurance Sales Inc.                  California         100% TICC                           Casualty insurance placement

Transamerica Advisors, Inc.                 California         100% TICC                           Retail sale of investment
                                                                                                   advisory services

Transamerica Annuity Services Corp.         New Mexico         100% TICC                           Performs services required for
                                                                                                   structured settlements

Transamerica Financial Resources, Inc.      Delaware           100% TICC                           Retail sale of securities
                                                                                                   products

Financial Resources Insurance               Texas              100% Transamerica Fin. Res.         Retail sale of securities
   Agency of Texas                                                                                 products

TBK Insurance Agency of Ohio, Inc.          Ohio               100% Transamerica Fin. Res.         Variable insurance contract
                                                                                                   sales in state of Ohio

Transamerica Financial Resources            Alabama            100% Transamerica Fin. Res.         Insurance agent & broker
   Agency of Alabama, Inc.

Transamerica Financial Resources Ins.       Massachusetts      100% Transamerica Fin. Res.         Insurance agent & broker
   Agency of Massachusetts, Inc.

Transamerica International Insurance        Delaware           100% TICC                           Holding & administering
   Services, Inc. ("TIIS")                                                                         foreign operations

Home Loans and Finance Ltd.                 U.K.               100% TIIS                           Inactive

Transamerica Occidental Life                California         100% TICC                           Licensed in all forms of life
   Insurance Company ("TOLIC")                                                                     insurance, accident and
                                                                                                   sickness insurance

NEF Investment Company                      California         100% TOLIC                          Real estate development

Transamerica Life Insurance and             N. Carolina        100%TOLIC                           Writes life and pension ins.
   Annuity Company ("TLIAC")                                                                       originally incorporated in CA
                                                                                                   April 14, 1966

Transamerica Assurance Company              Missouri           100% TLIAC                          Life and disability insurance

Gemini Investments, Inc.                    Delaware           100% TLIAC                          Investment subsidiary

Transamerica Life Insurance Company         Canada             100% TOLIC                          Sells individual life insurance
  of Canada                                                                                        & investment products in all
                                                                                                   provinces and territories of
                                                                                                   Canada


Transamerica Life Insurance Company         New York           100% TOLIC                          Licensed in NY to market life
   of New York                                                                                     insurance, annuities and
                                                                                                   health insurance

Transamerica South Park                     Delaware           100% TOLIC                          Provide market analysis of
   Resources, Inc.                                                                                 certain undeveloped land
                                                                                                   holdings held by TOLIC

Transamerica Variable Insurance             Maryland           100% TOLIC                          Mutual Fund
   Fund, Inc.

USA Administration Services, Inc.           Kansas             100% TOLIC                          Third party administrator

Transamerica Products. Inc.                 California         100% TICC                           Parent co. of various
                                                                                                   subsidiary corp. which are
                                                                                                   formed to be co-general
                                                                                                   partners of proprietary limited

Transamerica Securities Sales Corp.         Maryland           100% Transamerica Prod. Inc.        Retail sale of the variable life
                                                                                                   ins. and variable annuity
                                                                                                   products of the Transamerica
                                                                                                   life companies

Transamerica Service Company                Delaware           100% Transamerica Prod. Inc.        Passive loss tax service for
                                                                                                   Lloyd's U.S. names

Transamerica Intellitech, Inc.              Delaware           100% TICC                           Real estate information and
                                                                                                   technology services

Transamerica International                  Delaware           100% TICC                           Investments
   Holdings, Inc.

Transamerica Investment Services, Inc.      Delaware           100% TICC                           Investment adviser

Transamerica Income Shares, Inc.            Maryland           100% Trans. Invest. Srvc. Inc.      Transamerica investment
                                                                                                   services

Transamerica LP Holdings Corp.              Delaware           100% TICC                           Limited partnership
                                                                                                   Investment (initial limited
                                                                                                   partner of Transamerica
                                                                                                   Delaware, L.P.)

Transamerica Real Estate Tax Service        N/A                100% TICC                           Real estate tax reporting and
  (A Division of Transamerica Corp)                                                                processing services

Transamerica Realty Services, Inc.          Delaware           100% TICC                           Responsible for real estate
                                                                                                   investments for Transamerica


Bankers Mortgage Company of CA              California         100% Transamerica Realty Srv.       Holds bank account and owns
                                                                                                   certain residual investments in
                                                                                                   certain French real estate
                                                                                                   projects which are managed
                                                                                                   special purpose company for
                                                                                                   the purchase of real estate tax
                                                                                                   liens.

Pyramid Investment Corporation              Delaware           100% Transamerica Realty Srv.       Owns office buildings in San
                                                                                                   Francisco and other properties

The Gilwell Company                         California         100% Transamerica Realty Srv.       Ground lessee of 517 Washington
                                                                                                   Street, San Francisco

Transamerica Affordable Housing, Inc.       California         100% Transamerica Realty Srv.       Owns general partnership
                                                                                                   interests in low-income
                                                                                                   housing tax credit partnerships

Transamerica Minerals Company               California         100% Transamerica Realty Srv.       Owner and lessor of oil and
                                                                                                   gas properties

Transamerica Oakmont Corporation            California         100% Transamerica Realty Srv.       General partner in Transamerica/
                                                                                                   Oakmont Retirement Associates

Transamerica Senior Properties, Inc.        Delaware           100% TICC                           Owns congregate care and
                                                                                                   assisted living retirement
                                                                                                   Properties

Transamerica Senior Living, Inc.            Delaware           100% Trans. Sr. Prop. Inc.          Manages congregate care and
                                                                                                   assisted living retirement
                                                                                                   properties.

Item 27.        Number of Policyowners

  As of December 31, 1999, there were 5,868 Owners of the Policies.

Item 28.        Indemnification

  The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.        Principal Underwriter

                AFSG Securitite Corporation
                4333 Edgewood Road, N.E.
                Cedar Rapids, IA 52499-0001

  The directors and officers of AFSG Securities Corporation are as follows:/5/

Larry N. Norman                                   Ann Spaes
Director and President                            Director and Vice President

Frank A. Camp                                     Darin Smith
Secretary                                         Assistant Vice President and
                                                  Assistant Secretary

Lisa Wachendorf                                   Linda Gilmer
Director, Vice President and Chief                Treasurer/Controller
Compliance Officer

Thomas R. Moriarty                                Robert Warner
Vice President                                    Assistant Compliance officer

Priscilla Hechler                                 Emily Bates
Assistant Vice President                          Assistant Treasurer
and Assistant Secretary

Thomas Pierpan                                    Clifton Flenniken
Assistant Vice President and                      Assistant Treasurer
Assistant Secretary


---------------------

/5/ The principal business address of each person listed is AFSG Securities Corporation, 4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001.

Commissions and Other Compensation Received by Principal Underwriter.
--------------------------------------------------------------------

  AFSG Securities Corporation, the broker/dealer, received $7,011,101.50 and $4,066,996.67 from the Registrant for the period ending December 31, 1999 and from May 1, 1998 through December 31, 1998 respectively, for its services in distributing the Policies. No other commission or compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the fiscal year.

  AFSG Securities Corporation serves as the principal underwriter for the PFL Endeavor Variable Annuity Account, the PFL Endeavor Platinum Variable Annuity Account, the PFL Retirement Builder Variable Annuity Account, the PFL Life Variable Annuity Account A, the PFL Life Variable Annuity Account C, the PFL Life Variable Annuity Account D, The PFL Wright Variable Annuity Account and the AUSA Endeavor Variable Annuity Account. These accounts are separate accounts of PFL Life Insurance Company or AUSA Life Insurance Company, Inc. AFSG Securities Corporation also serves as principal underwriter for Separate Account I, Separate Account II, Separate Account IV and Separate Account V of Peoples Benefit Life Insurance Company, and for Separate Account B and Separate Account C of AUSA Life Insurance Company, Inc.

Item 30.        Location of Accounts and Records

  The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by PFL Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499.

Item 31.        Management Services.

  All management policies are discussed in Part A or Part B.

Item 32.        Undertakings

  (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Policy may be accepted.

  (b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

  (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to PFL at the address or phone number listed in the Prospectus.

  (d) PFL Life Insurance Company hereby represents that the fees and charges deducted under the policies, in the Aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by PFL Life Insurance Company.

Section 403(b) Representations
------------------------------

  PFL represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

Statement Pursuant to Rule 6c-7:  Texas Optional Retirement Program
-------------------------------------------------------------------

  PFL and the Mutual Fund Account rely on 17 C.F.R. Sec. 270.6c-7, and represent that the provisions of that Rule have been or will be complied with.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 26 day of April, 2000.


                                             PFL ENDEAVOR VA SEPARATE
                                             ACCOUNT

                                             PFL LIFE INSURANCE COMPANY
                                             Depositor

                                             /s/ William L. Busler
                                             -------------------------
                                             William L. Busler
                                             President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.

Signatures                          Title                             Date
----------                          -----                             ----
/s/ Patrick S. Baird                Director                          April 26, 2000
-------------------------------
Patrick S. Baird

/s/  Craig D. Vermie                Director                          April 26, 2000
-------------------------------
Craig D. Vermie

/s/  William L. Busler              Director                          April 26, 2000
-------------------------------     (Principal Executive Officer)
William L. Busler

/s/  Larry N. Norman                Director
-------------------------------                                       April 26, 2000
Larry N. Norman

/s/  Douglas C. Kolsrud             Director
-------------------------------                                       April 26, 2000
Douglas C. Kolsrud

/s/  Robert J. Kontz                Vice President and
-------------------------------     Corporate Controller              April 26, 2000
Robert J. Kontz

/s/  Brenda K. Clancy               Treasurer
-------------------------------                                       April 26, 2000
Brenda K. Clancy


                                                                Registration No.
                                                                        33-56908




                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549


                                 ---------------

                                    EXHIBITS

                                       TO

                                    FORM N-4

                             REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       FOR

                        PFL ENDEAVOR VA SEPARATE ACCOUNT

                                 ---------------

                                  EXHIBIT INDEX
                                  -------------

Exhibit No.   Description of Exhibit                                                 Page No.*
-----------   ----------------------                                                 ---------
(8)(g)        Participation Agreement by and between PFL Life Insurance Company and Transamerica Variable Insurance Fund, Inc.
(8)(h)(1)     Amended Schedule A to Participation Agreement by and between
              Variable Insurance Products Fund and Variable Insurance Products
              Fund II, Fidelity Distributors Corporation, and PFL Life Insurance
              Company.
(8)(i)(1)     Amended Schedule A to Participation Agreement between Variable
              Insurance Products Fund III, Fidelity Distributors Corporation, and
              PFL Life Insurance Company.
(10)(a)       Consent of Independent Auditors




--------

* Page numbers included only in manually executed original.